OMB APPROVAL OMB Number: 3235-0570 Expires: Nov. 30, 2005 Estimated average burden hours per response: 5.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file

number             811-7452

AIM Variable Insurance Funds

(Exact name of registrant as specified in charter)

11 Greenway Plaza,     Suite 100     Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Robert H. Graham     11 Greenway Plaza,     Suite 100     Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (713) 626-1919

Date of fiscal year end:             12/31

Date of reporting period:             6/30/04

ITEM 1.     REPORTS TO STOCKHOLDERS.

INVESCO VIF-Core Equity Fund

June 30, 2004

Semiannual Report

INVESCO VIF-CORE EQUITY FUND seeks to provide

a high total return through both growth and current income.

Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.

This report must be accompanied or preceded by the currently effective fund prospectus and product prospectus, which contain more complete information, including sales charges and expenses. Read each carefully before you invest.

Not FDIC Insured. May Lose Value. No bank guarantee.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	INVESCO VIF–Core Equity Fund

Fund focused on economically sensitive stocks

For the six months ended June 30, 2004, Series I shares of INVESCO VIF-Core Equity Fund produced total return of 0.11%, excluding product issuer charges. (Had the effects of product issuer charges been included, the return would have been lower.) Performance for Series II shares and benchmark indexes is shown in the table below.

The fund underperformed its market benchmark, the S&P 500 Index, which returned 3.44% for the reporting period. Overall during this reporting period, the markets favored small-cap stocks over the large-cap stocks on which the fund is more focused. Also accounting for this underperformance were stock selection and an overweight position in information technology, stock selection within the financials sector, and an underweight position in the energy sector. Information technology and financials were among the weakest performers within the S&P 500 Index, while energy was the best performer.

Market conditions

As the reporting period closed, the U.S. Federal Reserve (the Fed) raised the federal funds target rate by 25 basis points (0.25%)—its first rate increase in four years and a move much anticipated by markets. The Fed’s decision came amid signs that the economy was strengthening and inflation, while still relatively tame, rose in recent months.

In its mid-June Beige Book, the Fed said that economic activity in April and May continued to expand nationwide, with manufacturing continuing to increase in most districts and retail sales stable or rising in most areas. Residential real estate markets remained strong, and in a few areas, commercial real estate markets stabilized or even strengthened, the Fed reported.

Gross domestic product expanded at an annualized rate of 4.5% in the first quarter of 2004 and 3.0% during the second quarter. What had been a “jobless recovery” produced more than 1.2 million new jobs from January through June, according to the U.S. Department of Labor. An improved job market likely contributed to rising consumer confidence, which reached a two-year high in June according to the Conference Board.

Corporate profits showed strength. Earnings growth was especially strong in the materials and information technology sectors; telecommunication services and utilities were the only two sectors in which earnings declined from year-ago levels.

Your fund

At the opening of the reporting period, we had the fund positioned for an improving global economy, as reflected in our overweight positions in the materials and financials sectors compared to the S&P 500 Index. However, markets seemed more focused on geopolitical issues and rising long-term interest rates and energy prices rather than on the robust economy and correspondingly strong corporate earnings.

Toward the end of the first quarter of 2004, cyclical sectors of the market declined. The fund took advantage of declining prices to increase our exposure to economically sensitive companies, primarily in the information technology sector. Examples of these opportunistic purchases included Texas Instruments, IBM and Symantec. However, for this six-month reporting period, exposure to this sector detracted from performance as this sector fell out of investor favor.

The best performing sector for the fund was industrials, where the fund was overweight the benchmark by about three percentage points. A strong performer within this sector was Eaton Corp., a diversified manufacturer of industrial products that posted better-than-expected earnings for the first quarter of 2004 and raised earnings guidance for the rest of this year.

Our consumer discretionary holdings also produced positive returns on average, with retailers eBay and Target among our best performers. The de facto Internet auction site, eBay raised estimates for revenue and earnings for 2004. Target enjoyed strong returns because of continued strength in retail sales and planned divestitures of underperforming assets.

TOP 10 HOLDINGS*		TOP 10 INDUSTRIES*		FUND VS. INDEXES
1. Johnson & Johnson	4.0%	1. Pharmaceuticals	8.0%	Total returns 12/31/03–6/30/04, excluding
2. Pfizer Inc.	4.0	2. Semiconductors	7.7	product issuer charges. If product issuer
3. Cisco Systems, Inc.	3.4	3. Thrifts & Mortgage Finance	6.9	charges were included, returns would be lower.
4. Microsoft Corp.	3.3	4. Investment Banking & Brokerage	6.6	Series I Shares	0.11%
5. Fannie Mae	3.1	5. Industrial Machinery	5.6	Series II Shares	-0.03
6. Citigroup Inc.	2.7	6. Systems Software	5.6	S&P 500 Index (Broad Market and
7. General Electric Co.	2.7	7. Communications Equipment	4.5	Style-specific Index)	3.44
8. Eaton Corp.	2.6	8. Other Diversified Financial Services	3.9	Lipper Large-Cap Core Fund Index
9. Intel Corp.	2.5	9. Aerospace & Defense	3.8	(Peer Group Index)	2.24
10. Goldman Sachs Group, Inc. (The)	2.5	10. Industrial Gases	3.7	Source: Lipper, Inc.

				TOTAL NUMBER OF HOLDINGS*	58
				TOTAL NET ASSETS	$99.6 million

Portfolio Management Team

As of 6/30/04

Michael Heyman

Mark Lattis

Effective August 2, 2004, after the close of the reporting period, the fund became team managed by INVESCO National Asset Management.

*	Excludes money market fund holdings.
The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

INVESCO VIF–CORE EQUITY FUND

Other good performers included QUALCOMM, whose proprietary technology underpins much wireless communication equipment currently in use; and PepsiCo, which showed growth in both its food and its beverage businesses for the first quarter of 2004.

Underperforming holdings included Texas Instruments and Intel. These, along with most semiconductor stocks, declined as markets worried about the durability of the current chip cycle. Another was Morgan Stanley, which, like many investment services firms, was adversely affected by the rise in long-term interest rates over the reporting period.

Also holding back fund performance was our underweight position in the energy sector. We did not anticipate the strong rise in oil prices during the reporting period.

In closing

For the six months covered by this report we managed the fund in accordance with our Core Multiple Attribute process. To be selected for the fund’s portfolio, a stock must meet at least one of these criteria:

■	a price/earnings ratio 20% below that of the S&P 500 Index

■	a yield 20% above that of the S&P 500 Index

■	a consistent above-average rate of earnings growth

While not favored by the markets over this short-term reporting period, we remain confident in this approach over the long term. We thank you for your participation in INVESCO VIF-Core Equity Fund.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04
Series I Shares
Inception (8/9/94)	10.03%
5 Years	-0.88
1 Year	11.28

Series II Shares
Inception	9.75%
5 Years	-1.13
1 Year	10.99

Performance information

Returns since the inception date of Series II shares are historical. All other returns are the blended returns of the historical performance of the fund’s Series II shares since their inception and the restated historical performance of the fund’s Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the higher Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund’s Series I shares is 8/9/94. The inception date of the fund’s Series II shares is 4/30/04. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your financial advisor for the most recent month-end performance. Performance figures reflect fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

INVESCO VIF-Core Equity Fund, a series portfolio of AIM Variable Insurance Funds, is offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees at the separate account level. Sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return.

Principal risks of investing in the fund

International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

At any given time, the fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to the sectors in which it can invest.

About indexes used in this report

The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

The unmanaged Lipper Large-Cap Core Fund Index represents an average of the performance of the 30 largest large-capitalization core equity funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights. Additionally, the returns and net asset values shown throughout this report are at the fund level only and do not include variable product issuer charges. If such charges were included, the total returns would be lower.

Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

I-VICEQ-SAR-1

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Market Value

Common Stocks–99.00%

Aerospace & Defense–3.81%
Honeywell International Inc.	47,400	$1,736,262
United Technologies Corp.	22,500	2,058,300
		3,794,562

Aluminum–1.36%
Alcoa Inc.	41,000	1,354,230

Asset Management & Custody Banks–1.32%
Bank of New York Co., Inc. (The)	44,600	1,314,808

Biotechnology–1.01%
Amgen Inc.(a)	18,500	1,009,545

Communications Equipment–4.54%
Cisco Systems, Inc.(a)	142,600	3,379,620
QUALCOMM Inc.	15,700	1,145,786
		4,525,406

Computer Hardware–3.33%
Dell Inc.(a)	57,500	2,059,650
International Business Machines Corp.	14,300	1,260,545
		3,320,195

Computer Storage & Peripherals–0.46%
EMC Corp.(a)	39,900	454,860

Construction & Farm Machinery & Heavy Trucks–1.23%
Deere & Co.	17,400	1,220,436

Consumer Finance–1.61%
MBNA Corp.	62,000	1,598,980

Data Processing & Outsourced Services–1.42%
First Data Corp.	31,700	1,411,284

Diversified Chemicals–2.33%
E. I. du Pont de Nemours & Co.	28,900	1,283,738
PPG Industries, Inc.	16,600	1,037,334
		2,321,072

Drug Retail–2.30%
Walgreen Co.	63,200	2,288,472

Electrical Components & Equipment–1.49%
Emerson Electric Co.	23,300	1,480,715

Electronic Manufacturing Services–1.51%
Jabil Circuit, Inc.(a)	59,800	1,505,764

	Shares	Market Value

Forest Products–1.21%
Weyerhaeuser Co.	19,100	$1,205,592

General Merchandise Stores–1.94%
Target Corp.	45,500	1,932,385

Health Care Equipment–2.48%
Boston Scientific Corp.(a)	23,900	1,022,920
Medtronic, Inc.	29,800	1,451,856
		2,474,776

Home Improvement Retail–3.41%
Home Depot, Inc. (The)	36,500	1,284,800
Lowe’s Cos., Inc.	40,100	2,107,255
		3,392,055

Household Products–1.63%
Procter & Gamble Co. (The)	29,800	1,622,312

Hypermarkets & Super Centers–0.86%
Wal-Mart Stores, Inc.	16,300	859,988

Industrial Conglomerates–2.67%
General Electric Co.	82,000	2,656,800

Industrial Gases–3.67%
Air Products & Chemicals, Inc.	27,800	1,458,110
Praxair, Inc.	55,000	2,195,050
		3,653,160

Industrial Machinery–5.62%
Eaton Corp.	39,900	2,583,126
Illinois Tool Works Inc.	11,200	1,073,968
Ingersoll-Rand Co.–Class A (Bermuda)	28,400	1,940,004
		5,597,098

Internet Retail–1.53%
eBay Inc.(a)	16,600	1,526,370

Investment Banking & Brokerage–6.57%
Goldman Sachs Group, Inc. (The)	26,100	2,457,576
Merrill Lynch & Co., Inc.	31,700	1,711,166
Morgan Stanley	44,900	2,369,373
		6,538,115

Movies & Entertainment–1.11%
Viacom Inc.–Class B	30,900	1,103,748

Other Diversified Financial Services–3.90%
Citigroup Inc.	57,266	2,662,869
J.P. Morgan Chase & Co.	31,600	1,225,132
		3,888,001

INVESCO VIF–CORE EQUITY FUND

	Shares	Market Value

Paper Products–1.75%
International Paper Co.	39,000	$1,743,300

Pharmaceuticals–8.01%
Johnson & Johnson	72,400	4,032,680
Pfizer Inc.	115,080	3,944,942
		7,977,622

Semiconductor Equipment–1.35%
Applied Materials, Inc.(a)	68,500	1,343,970

Semiconductors–7.67%
Altera Corp.(a)	54,500	1,210,990
Intel Corp.	91,000	2,511,600
Linear Technology Corp.	36,500	1,440,655
Maxim Integrated Products, Inc.	17,400	912,108
Texas Instruments Inc.	64,800	1,566,864
		7,642,217

Soft Drinks–1.58%
PepsiCo, Inc.	29,200	1,573,296

Specialty Stores–1.83%
Bed Bath & Beyond Inc.(a)	27,200	1,045,840
Tiffany & Co.	21,200	781,220
		1,827,060

Systems Software–5.61%
Microsoft Corp.	115,100	3,287,256
Oracle Corp.(a)	92,600	1,104,718
Symantec Corp.(a)	27,200	1,190,816
		5,582,790

	Shares	Market Value

Thrifts & Mortgage Finance–6.88%
Fannie Mae	43,500	$3,104,160
PMI Group, Inc. (The)	41,300	1,797,376
Radian Group Inc.	40,700	1,949,530
		6,851,066
Total Common Stocks (Cost $92,628,211)		98,592,050

	Principal Amount
Bonds & Notes–0.28%

Electric Utilities–0.28%
Public Service Co. of New Mexico–Series B, Sr. Unsec. Notes, 7.50%, 08/01/18 (Cost $234,372)	$250,000	280,325

	Shares
Money Market Funds–0.01%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $9,304)(b)	9,304	9,304

TOTAL INVESTMENTS–99.29% (Cost $92,871,887)	98,881,679
OTHER ASSETS LESS LIABILITIES–0.71%	706,743
NET ASSETS–100.00%	$99,588,422

Investment Abbreviations:

Sr. – Senior
Unsec. – Unsecured

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF–CORE EQUITY FUND

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $92,862,583)	$98,872,375
Investments in affiliated money market funds (cost $9,304)	9,304
Total investments (cost $92,871,887)	98,881,679
Receivables for:
Investments sold	1,024,219
Fund shares sold	292,492
Dividends and interest	60,919
Investment for deferred compensation and retirement plans	8,999
Other assets	5,608
Total assets	100,273,916

Liabilities:
Payables for:
Investments purchased	604,186
Fund shares reacquired	8,075
Deferred compensation and retirement plans	11,093
Accrued administrative services fees	40,041
Accrued distribution fees — Series II	4
Accrued transfer agent fees	169
Accrued operating expenses	21,926
Total liabilities	685,494
Net assets applicable to shares outstanding	$99,588,422

Net assets consist of:
Shares of beneficial interest	$104,902,028
Undistributed net investment income	857,064
Undistributed net realized gain (loss) from investment securities	(12,180,462)
Unrealized appreciation of investment securities	6,009,792
$99,588,422

Net Assets:
Series I	$99,578,082
Series II	$10,340

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	5,553,409
Series II	577
Series I:
Net asset value per share	$17.93
Series II:
Net asset value per share	$17.92

Statement of Operations

For the six months ended June 30, 2004

(Unaudited)

Investment income:
Dividends	$643,094
Dividends from affiliated money market funds	3,010
Interest	9,672
Total investment income	655,776

Expenses:
Advisory fees	387,528
Administrative services fees	146,113
Custodian fees	22,923
Distribution fees — Series II	4
Transfer agent fees	4,011
Trustees’ fees	4,239
Other	48,169
Total expenses	612,987
Less: Fees waived	(368)
Net expenses	612,619
Net investment income	43,157

Realized and unrealized gain (loss) from investment securities:
Net realized gain from investment securities	3,344,830
Change in net unrealized appreciation (depreciation) of investment securities	(3,404,167)
Net gain (loss) from investment securities	(59,337)
Net increase (decrease) in net assets resulting from operations	$(16,180)

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – CORE EQUITY FUND

Statement of Changes in Net Assets

For the six months ended June 30, 2004 and the year ended December 31, 2003

(Unaudited)

	June 30, 2004	December 31, 2003

Operations:
Net investment income	$43,157	$821,344
Net realized gain from investment securities and foreign currencies	3,344,830	4,572,734
Change in net unrealized appreciation (depreciation) of investment securities	(3,404,167)	15,106,971
Net increase (decrease) in net assets resulting from operations	(16,180)	20,501,049

Distributions to shareholders from net investment income:
Series I	—	(1,157,473)

Share transactions–net:
Series I	(9,608,569)	(5,671,282)
Series II	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(9,598,569)	(5,671,282)
Net increase (decrease) in net assets	(9,614,749)	13,672,294

Net assets:
Beginning of period	109,203,171	95,530,877
End of period (including undistributed net investment income of $857,064 and $813,907 for 2004 and 2003, respectively)	$99,588,422	$109,203,171

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – CORE EQUITY FUND

Notes to Financial Statements

June 30, 2004 (Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO VIF-Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On April 30, 2004, the Fund was restructured from a separate series of INVESCO Variable Investment Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek a high total return through growth and current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

INVESCO VIF – CORE EQUITY FUND

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to based on the annual rate of 0.75% of the Fund’s average net assets.

For the period May 1, 2004 through June 30, 2004, the Fund paid advisory fees to AIM of $122,665. Prior to May 1, 2004, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period January 1, 2004 through April 30, 2004, the Fund paid advisory fees under similar terms to IFG of $264,863. AIM has entered into sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of each Series to 1.30%. Prior to May 1, 2004, the Fund’s advisor had agreed to waive advisory fees or reimburse expense of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.15%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s

INVESCO VIF – CORE EQUITY FUND

Generally Accepted Accounting Principles or items designated as such by the Fund’s board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $368.

Pursuant to a master administrative services agreement with AIM has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period May 1, 2004 through June 30, 2004, the Fund paid AIM $49,222 for such services, of which AIM retained $8,333 for services provided by AIM. Prior to May 1, 2004, the Fund had an administrative services agreement with IFG. For the period January 1, 2004 through April 30, 2004, under similar terms, the Fund paid IFG $96,891 for such services, of which IFG retained $8,603 for services provided by IFG.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $2,715 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of this amount, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund’s Rule 12b-1 distribution plan fees to the extent necessary to limit Total Annual Operating Expenses (excluding items (ii) through (vii) discussed above) of Series II shares to 1.45%. Pursuant to the Plan, for the period April 30, 2004 through June 30, 2004, the Series II shares paid $4.

Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$1,791,903	$6,936,931	$(8,719,530)	$—	$9,304	$3,010	$—

NOTE 4—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended June 30, 2004, the Fund paid legal fees of $390 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility

INVESCO VIF – CORE EQUITY FUND

can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested. During the six months ended June 30, 2004, the fund did not participate in securities lending transactions.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

Expiration	Capital Loss Carryforward*
December 31, 2009	$1,701,154
December 31, 2010	13,729,357
Total capital loss carryforward	$15,430,511
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $27,036,361 and $35,366,680, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,581,683
Aggregate unrealized (depreciation) of investment securities	(2,571,891)
Net unrealized appreciation of investment securities	$6,009,792
Investments have the same costs for tax and financial reporting purposes.

INVESCO VIF – CORE EQUITY FUND

NOTE 9—Share Information

Changes in Shares Outstanding
	Six months ended June 30, 2004		Year ended December 31, 2003
	Shares	Amount	Shares	Amount

Sold:
Series I	242,982	$4,357,853	798,683	$12,750,696
Series II*	577	10,000	—	—

Issued as reinvestment of dividends:
Series I	—	—	66,598	1,157,473

Reacquired:
Series I	(786,241)	(13,966,422)	(1,237,009)	(19,579,451)
	(542,682)	$(9,598,569)	(371,728)	$(5,671,282)
*	Series II shares commenced sales on April 30, 2004.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Series I
	Six months ended June 30, 2004		Year ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$17.91		$14.77	$18.58	$20.71	$21.01	$18.61
Income from investment operations:
Net investment income	0.01	(a)	0.13	0.21	0.20	0.23	0.26
Net gains (losses) on securities (both realized and unrealized)	0.01		3.20	(3.76)	(2.06)	0.72	2.50
Total from investment operations	0.02		3.33	(3.55)	(1.86)	0.95	2.76
Less distributions:
Dividends from net investment income	—		(0.19)	(0.26)	(0.21)	(0.02)	(0.25)
Distributions from net realized gains	—		—	—	(0.06)	(1.23)	(0.11)
Total distributions	—		(0.19)	(0.26)	(0.27)	(1.25)	(0.36)
Net asset value, end of period	$17.93		$17.91	$14.77	$18.58	$20.71	$21.01
Total return(b)	0.11%		22.60%	(19.11)%	(8.97)%	4.87%	14.84%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$99,578		$109,203	$95,531	$133,754	$126,683	$79,893
Ratio of expenses to average net assets	1.19	%(c)	1.10%	1.12%	1.09%	1.08%	1.05%
Ratio of net investment income to average net assets	0.08	%(c)	0.82%	0.99%	1.27%	1.37%	1.38%
Portfolio turnover rate(d)	26%		93%	49%	29%	69%	86%
(a)	Calculated using average shares outstanding
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)	Ratios are annualized and based on average daily net assets of $103,905,150.
(d)	Not annualized for periods less than one year.

INVESCO VIF – CORE EQUITY FUND

NOTE 10—Financial Highlights (continued)

	Series II
	April 30, 2004 (Date sales commenced) to June 30, 2004
Net asset value, beginning of period	$17.33
Income from investment operations:
Net investment income (loss)	(0.01	)(a)
Net gains on securities (both realized and unrealized)	0.60
Total from investment operations	0.59
Net asset value, end of period	$17.92
Total return(b)	3.40%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$10
Ratio of expenses to average net assets	1.44	%(c)
Ratio of net investment income (loss) to average net assets	(0.17	)%(c)
Portfolio turnover rate(d)	26%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)	Ratios are annualized and based on average daily net assets of $10,116.
(d)	Not annualized for period shown.

NOTE 11—Legal Proceedings

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC (“AMVESCAP”). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

INVESCO VIF – CORE EQUITY FUND

NOTE 11—Legal Proceedings (continued)

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. (“AIM Capital”), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. (“IINA”), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission (“SEC”), the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

INVESCO VIF – CORE EQUITY FUND

NOTE 11—Legal Proceedings (continued)

The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel’s directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed Funds

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

INVESCO VIF – CORE EQUITY FUND

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO VIF-Core Equity Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust, (“Trust”), (formerly a portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation), (“Company”)), was held on April 2, 2004. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.

The results of the voting on the above matters were as follows:

	Trustees/Matter	Votes For	Withholding Authority
(1)*	Bob R. Baker	93,545,754	4,458,528
	Frank S. Bayley	93,653,161	4,351,121
	James T. Bunch	93,688,828	4,315,454
	Bruce L. Crockett	93,737,421	4,266,861
	Albert R. Dowden	93,716,317	4,287,965
	Edward K. Dunn, Jr.	93,623,043	4,381,239
	Jack M. Fields	93,746,928	4,257,354
	Carl Frischling	93,654,819	4,349,463
	Robert H. Graham	93,716,756	4,287,526
	Gerald J. Lewis	93,594,018	4,410,264
	Prema Mathai-Davis	93,482,582	4,521,700
	Lewis F. Pennock	93,664,049	4,340,233
	Ruth H. Quigley	93,518,516	4,485,766
	Louis S. Sklar	93,623,163	4,381,119
	Larry Soll, Ph.D.	93,521,612	4,482,670
	Mark H. Williamson	93,642,072	4,362,210

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(2)	Approvalof a new Investment Advisory Agreement with A I M Advisors, Inc.	4,139,470	128,800	223,262
(3)	Approvalof a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.	4,077,678	125,211	288,643
(4)*	Approvalof an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.	88,123,016	3,299,467	6,581,799

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Variable Investment Funds, Inc.

INVESCO VIF–CORE EQUITY FUND

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

INVESCO Institutional (N.A.), Inc.

National Asset Management Division

The Aegon Center

400 West Market Street, Suite 2500

Louisville, KY 40202

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Foley & Lardner LLP

3000 K N.W., Suite 500

Washington, D.C. 20007-5111

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

INVESCO VIF-Dynamics Fund

June 30, 2004

Semiannual Report

INVESCO VIF-DYNAMICS FUND seeks to provide

long-term capital growth.

Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.

This report must be accompanied or preceded by the currently effective fund prospectus and product prospectus, which contain more complete information, including sales charges and expenses. Read each carefully before you invest.

Not FDIC Insured. May Lose Value. No bank guarantee.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	INVESCO VIF–Dynamics Fund

Industrial/material holdings boosted fund returns

For the six-month reporting period ended June 30, 2004, INVESCO VIF-Dynamics Fund Series I shares returned 4.59%, excluding product issuer charges. (Had the effects of product issuer charges been included, the return would have been lower.) Returns for Series II shares are shown in the table below. For the same period, the fund outperformed its broad-based index, the S&P 500 Index, which returned 3.44%. The fund’s exposure to small- and mid-cap stocks—which outperformed large-cap stocks during the reporting period—helped it beat the S&P 500 Index. The fund trailed the Russell Midcap Growth Index which returned 5.94% and the Lipper Mid-Cap Growth Fund Index, which returned 5.28%, due to underperformance by the fund’s health care and technology holdings.

Market conditions

As the reporting period closed, the U.S. Federal Reserve (the Fed) voted to hike the federal funds target rate by 25 basis points (0.25%)—its first rate increase in four years and a move much anticipated by markets. The Fed’s decision came amid signs that the economy was strengthening and inflation, while still relatively tame, had risen in recent months. In its announcement, the Fed said that despite the hike, “the stance of monetary policy remains accommodative” and that “with underlying inflation still expected to be relatively low, the [Fed] board believes that policy accommodation can be removed at a pace that is likely to be measured.”

Gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 4.5% in the first quarter of 2004 and 3.0% during the second quarter. What had been a “jobless recovery” produced more than 1.2 million new jobs from January through June, according to the U.S. Department of Labor. An improved job market likely contributed to rising consumer confidence, which reached a two-year high in June, according to the Conference Board.

In its mid-June Beige Book report, the Fed said that economic activity in April and May continued to expand nationwide, with manufacturing continuing to increase in most districts and retail sales remaining even or rising in most areas. Residential real estate markets remained strong, and in a few areas, commercial real estate markets stabilized or even strengthened, the Fed reported.

The S&P 500 Index advanced only slightly during the reporting period, growing by single digits in January, February, May and June, but declined by single digits in March and April.

Your fund

Continued expansion of the U.S. economy during the first half of 2004 helped drive mid-cap stocks higher. Given the fund’s mid-cap stock focus, we participated fully in this follow-through rally from last year. Within the universe of mid-cap stocks, we tried to maintain a balance of high quality core growth stocks for stability and less seasoned companies that have strong near-term prospects for appreciation. During the reporting period, we continued to look for companies with the potential to deliver consistently strong earnings growth and return on equity.

Two good examples of the types of companies we focus on include Robert Half International, a specialized staffing service, and Apollo Group, a provider of higher education programs for working adults. Fueled by improvement in

U.S. labor markets and demand for the company’s staffing services, Robert Half reported that first quarter revenue grew 21% from the same period a year ago. For the three-month period ended May 31, 2004, Apollo Group also reported strong earnings and enrollment growth for many of its programs.

With industrial stocks producing some of the highest returns in the Russell Midcap Growth Index, the fund’s overweight position compared to the index helped boost the fund’s relative performance.

TOP 10 EQUITY HOLDINGS*		TOP 10 INDUSTRIES*		FUND VS. INDEXES
1. Manpower Inc. .	2.0%	1. Semiconductors	5.9%	Total returns 12/31/03–6/30/04, excluding product
2. Cox Communications, Inc.-Class A	1.9	2. Broadcasting & Cable TV	5.4	issuer charges. If product issuer charges were
3. Robert Half International Inc.	1.8	3. Health Care Equipment	5.1	included, returns would be lower.
4. Teva Pharmaceutical Industries Ltd.—ADR	1.7	4. Pharmaceuticals	5.0	Series I Shares	4.59%
(Israel)		5. Asset Management & Custody Banks	4.8	Series II Shares	4.50
5. Univision Communications Inc.-Class A	1.7	6. Data Processing & Outsourced Services	4.6	S&P 500 Index (Broad Market Index)	3.44
6. Legg Mason, Inc	1.7	7. Communications Equipment	4.1	Russell Midcap Growth Index
7. Zimmer Holdings, Inc.	1.6	8. Employment Services	3.8	(Style-specific Index)	5.94
8. Hilton Hotels Corp.	1.5	9. Hotels, Resorts & Cruise Lines	3.5	Lipper Mid-Cap Growth Fund Index
9. Avaya Inc.	1.5	10. Systems Software	3.2	(Peer Group Index)	5.28
10. Fastenal Co.	1.5			Source: Lipper, Inc.

				TOTAL NUMBER OF HOLDINGS*	119
				TOTAL NET ASSETS	$129.7 million
*	Excludes money market fund holdings.
The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

Another holding that performed well for the fund was gaming stock Station Casinos. Its stock appreciated more than 50% during the reporting period.

In the energy sector, Smith International, an oil service company, reported record first quarter 2004 earnings of $44.9 million—double the earnings the company reported for the same period in 2003.

Meanwhile, select health care fund holdings held back fund performance, including Valeant, a specialty drug company. The fund’s underperformance in the health care sector compared to the Russell Mid-cap Growth Index, however, was a matter of not owning certain speculative biotech stocks.

In the consumer discretionary sector, cable broadcaster Cox Communications, and Spanish-language broadcaster Univision proved a drag on performance. In both cases, however, we continued to own these stocks as we believe these companies have strong fundamentals and could rebound when investor interest returns to this group.

In closing

Throughout the reporting period, we remained committed to the fund’s investment objective of seeking growth of capital, by investing principally in the stocks of mid-cap companies.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04
Series I Shares
Inception (8/22/97)	3.33%
5 Years	-3.36
1 Year	24.34
Series II Shares
Inception	3.08%
5 Years	-3.59
1 Year	24.09

Performance information

Returns since the inception date of Series II shares are historical. All other returns are the blended returns of the historical performance of the fund’s Series II shares since their inception and the restated historical performance of the fund’s Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the higher Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund’s Series I shares is 8/22/97. The inception date of the fund’s Series II shares is 4/30/04. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your financial advisor for the most recent month-end performance. Performance figures reflect fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

INVESCO VIF-Dynamics Fund, a series portfolio of AIM Variable Insurance Funds, is offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees at the separate account level. Sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return

Principal risks of investing in the fund

At any given time, the fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to the sectors in which it can invest.

Investing in micro, small and mid-sized companies involves risks not associated with investing in more established companies, such as business risk, significant stock price fluctuations and illiquidity.

International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

About indexes used in this report

The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

The unmanaged Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies; the Growth subset measures the performance of Russell Midcap companies with higher price/book ratios and higher forecasted growth values.

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset value for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights. Additionally, the returns and net asset values shown throughout this report are at the fund level only and do not include variable product issuer charges. If such charges were included, the total returns would be lower.

Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

Portfolio Management Team

As of 6/30/04

Timothy J. Miller

Michelle Espelien Fenton

Effective July 16, 2004, after the close of the reporting period, the fund management team became Paul J. Rasplicka and Michael Chapman

I-VIDYN-SAR-1

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Market Value

Common Stocks & Other Equity Interests–97.19%

Advertising–0.71%
Omnicom Group Inc.	12,130	$920,546

Agricultural Products–0.30%
Bunge Ltd. (Bermuda)	10,200	397,188

Air Freight & Logistics–0.28%
Robinson (C.H.) Worldwide, Inc.	7,900	362,136

Apparel, Accessories & Luxury Goods–1.93%
Coach, Inc.(a)	18,400	831,496
Polo Ralph Lauren Corp.	48,700	1,677,715
		2,509,211

Application Software–2.29%
Amdocs Ltd. (United Kingdom)(a)	53,800	1,260,534
Hyperion Solutions Corp.(a)	11,400	498,408
Mercury Interactive Corp.(a)	11,920	593,974
Synopsys, Inc.(a)	21,600	614,088
		2,967,004

Asset Management & Custody Banks–4.76%
Franklin Resources, Inc.	15,100	756,208
Investors Financial Services Corp.	21,200	923,896
Legg Mason, Inc.	23,900	2,175,139
Northern Trust Corp.	22,680	958,910
T. Rowe Price Group Inc.	26,900	1,355,760
		6,169,913

Biotechnology–2.06%
Biogen Idec Inc.(a)	12,400	784,300
Genzyme Corp.(a)	16,300	771,479
Invitrogen Corp.(a)	15,500	1,115,845
		2,671,624

Broadcasting & Cable TV–5.42%
Cox Communications, Inc.–Class A(a)	89,800	2,495,542
EchoStar Communications Corp.–Class A(a)	50,280	1,546,110
Scripps Co. (E.W.) (The)–Class A	7,300	766,500
Univision Communications Inc.–Class A(a)	69,500	2,219,135
		7,027,287

Casinos & Gaming–1.66%
International Game Technology	25,500	984,300
Station Casinos, Inc.	24,200	1,171,280
		2,155,580

	Shares	Market Value

Communications Equipment–4.05%
Alcatel S.A.-ADR (France)(a)	14,900	$230,801
Avaya Inc.(a)	121,500	1,918,485
Comverse Technology, Inc.(a)	71,300	1,421,722
Corning Inc.(a)	76,900	1,004,314
Juniper Networks, Inc.(a)	27,500	675,675
		5,250,997

Computer Storage & Peripheral–2.12%
Lexmark International, Inc.–Class A(a)	18,600	1,795,458
Network Appliance, Inc.(a)	31,600	680,348
Storage Technology Corp.(a)	9,400	272,600
		2,748,406

Construction & Engineering–0.39%
Chicago Bridge & Iron Co. N.V.-New York Shares (Netherlands)	18,000	501,300

Construction & Farm Machinery & Heavy Trucks–2.65%
Cummins Inc.	11,100	693,750
Deere & Co.	18,500	1,297,590
PACCAR Inc.	24,900	1,443,951
		3,435,291

Consumer Finance–0.19%
Providian Financial Corp.(a)	17,200	252,324

Data Processing & Outsourced Services–4.64%
Alliance Data Systems Corp.(a)	12,800	540,800
DST Systems, Inc.(a)	35,900	1,726,431
Fiserv, Inc.(a)	26,500	1,030,585
Hewitt Associates, Inc.–Class A(a)	13,400	368,500
Iron Mountain Inc.(a)	21,400	1,032,764
Paychex, Inc.	38,900	1,317,932
		6,017,012

Department Stores–1.41%
J.C. Penney Co., Inc.	18,100	683,456
Kohl’s Corp.(a)	27,000	1,141,560
		1,825,016

Diversified Commercial Services–2.33%
Apollo Group, Inc.–Class A(a)	14,150	1,249,303
Career Education Corp.(a)	16,100	733,516
Cintas Corp.	21,800	1,039,206
		3,022,025

INVESCO VIF-DYNAMICS FUND

	Shares	Market Value

Electronic Equipment Manufacturers–0.59%
Amphenol Corp.–Class A(a)	23,200	$773,024

Employment Services–3.76%
Manpower Inc.	51,500	2,614,655
Robert Half International Inc.	76,100	2,265,497
		4,880,152

Environmental Services–2.33%
Republic Services, Inc.	64,300	1,860,842
Stericycle, Inc.(a)	22,400	1,158,976
		3,019,818

Footwear–0.73%
NIKE, Inc.–Class B	12,600	954,450

General Merchandise Stores–0.75%
Family Dollar Stores, Inc.	32,000	973,440

Health Care Distributors–0.39%
McKesson Corp.	14,600	501,218

Health Care Equipment–5.06%
Boston Scientific Corp.(a)	31,400	1,343,920
Guidant Corp.	10,200	569,976
Hospira, Inc.(a)	9,500	262,200
Kinetic Concepts, Inc.(a)	13,900	693,610
Nobel Biocare Holding A.G. (Switzerland)	4,400	690,113
Thermo Electron Corp.(a)	32,200	989,828
Zimmer Holdings, Inc.(a)	22,900	2,019,780
		6,569,427

Health Care Services–2.11%
Caremark Rx, Inc.(a)	43,275	1,425,479
Medco Health Solutions, Inc.(a)	35,000	1,312,500
		2,737,979

Health Care Supplies–1.25%
Alcon, Inc. (Switzerland)	13,400	1,053,910
Smith & Nephew PLC (United Kingdom)	52,600	567,982
		1,621,892

Home Entertainment Software–1.37%
Electronic Arts Inc.(a)	32,600	1,778,330

Homebuilding–1.10%
Pulte Homes, Inc.	27,400	1,425,622

Hotels, Resorts & Cruise Lines–3.46%
Hilton Hotels Corp.	104,400	1,948,104
Royal Carribbean Cruises Ltd. (Liberia)	29,200	1,267,572
Starwood Hotels & Resorts Worldwide, Inc.	28,400	1,273,740
		4,489,416

	Shares	Market Value

Industrial Machinery–2.70%
Eaton Corp.	29,000	$1,877,460
Illinois Tool Works Inc.	5,600	536,984
Ingersoll–Rand Co.–Class A (Bermuda)	15,900	1,086,129
		3,500,573

Integrated Oil & Gas–1.12%
Murphy Oil Corp.	19,800	1,459,260

Internet Retail–0.39%
Priceline.com Inc.(a)(b)	18,700	503,591

Internet Software & Services–2.19%
Ask Jeeves, Inc.(a)	11,200	437,136
Internet HOLDRS Trust(a)	13,100	843,378
VeriSign, Inc.(a)	78,300	1,558,170
		2,838,684

Investment Banking & Brokerage–0.50%
Ameritrade Holding Corp.(a)	57,000	646,950

Leisure Products–0.69%
Marvel Enterprises, Inc.(a)	45,750	893,040

Managed Health Care–1.84%
Aetna Inc.	11,200	952,000
Anthem, Inc.(a)	12,500	1,119,500
Coventry Health Care, Inc.(a)	6,500	317,850
		2,389,350

Office Electronics–0.54%
Zebra Technologies Corp.–Class A(a)	8,000	696,000

Oil & Gas Drilling–0.53%
Nabors Industries, Ltd. (Bermuda)(a)	15,100	682,822

Oil & Gas Equipment & Services–1.56%
Smith International, Inc.(a)	27,900	1,555,704
Weatherford International Ltd. (Bermuda)(a)	10,300	463,294
		2,018,998

Oil & Gas Exploration & Production–1.80%
Apache Corp.	16,942	737,824
Noble Energy, Inc.	2,600	132,600
Talisman Energy Inc. (Canada)	67,200	1,460,928
		2,331,352

Pharmaceuticals–5.04%
Elan Corp. PLC-ADR (Ireland)(a)	54,900	1,358,226
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)(a)	62,900	1,681,946
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	33,200	2,234,028
Valeant Pharmaceuticals International	63,300	1,266,000
		6,540,200

INVESCO VIF – DYNAMICS FUND

	Shares	Market Value

Property & Casualty Insurance–1.00%
SAFECO Corp.	29,400	$1,293,600

Regional Banks–0.29%
Zions Bancorp.	6,200	380,990

Semiconductor Equipment–0.54%
KLA-Tencor Corp.(a)	14,300	706,134

Semiconductors–5.93%
Altera Corp.(a)	42,780	950,572
Analog Devices, Inc.	18,000	847,440
Broadcom Corp.–Class A(a)	33,200	1,552,764
Marvell Technology Group Ltd. (Bermuda)(a)	5,400	144,180
Maxim Integrated Products, Inc.	24,060	1,261,225
Microchip Technology Inc.	51,482	1,623,742
National Semiconductor Corp.(a)	23,700	521,163
Silicon Laboratories Inc.(a)	17,000	787,950
		7,689,036

Soft Drinks–0.48%
Pepsi Bottling Group, Inc. (The)	20,400	623,016

Specialty Stores–1.22%
Staples, Inc.	54,000	1,582,740

Systems Software–3.16%
Check Point Software Technologies Ltd. (Israel)(a)	51,400	1,387,286
Novell, Inc.(a)	163,200	1,369,248
Symantec Corp.(a)	24,900	1,090,122
VERITAS Software Corp.(a)	9,200	254,840
		4,101,496

Technology Distributors–1.45%
CDW Corp.	29,500	1,880,920

	Shares	Market Value

Thrifts & Mortgage Finance–0.46%
PMI Group, Inc. (The)	13,700	$596,224

Trading Companies & Distributors–1.47%
Fastenal Co.	33,500	1,903,805

Trucking–0.21%
Sirva Inc.(a)	11,800	271,400

Wireless Telecommunication Services–1.99%
American Tower Corp.–Class A(a)	75,200	1,143,040
Nextel Partners, Inc.–Class A(a)	56,650	901,868
SpectraSite, Inc.(a)	12,300	531,606
		2,576,514
Total Common Stocks & Other Equity Interests (Cost $110,664,342)		126,064,323

Money Market Funds–2.55%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $3,301,717)(c)	3,301,717	3,301,717
TOTAL INVESTMENTS–99.74% (excluding investments purchased with cash collateral from securities loaned) (Cost $113,966,059)		129,366,040

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

Money Market Funds–0.37%
INVESCO Treasurer’s Money Market Reserve Fund(c)(d)	483,516	483,516
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $483,516)		483,516
TOTAL INVESTMENTS–100.11% (Cost $114,449,575)		129,849,556
OTHER ASSETS LESS LIABILITIES–(0.11%)		(146,365)
NET ASSETS–100.00%		$129,703,191

Investment Abbreviations:

ADR – American Depositary Receipt
HOLDRS – Holding Company Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for security lending transactions at June 30, 2004.
(c)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – DYNAMICS FUND

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $110,664,342)*	$126,064,323
Investments in affiliated money market funds (cost $3,785,233)	3,785,233
Total investments (cost $114,449,575)	129,849,556
Receivables for:
Investments sold	2,285,197
Fund shares sold	129,387
Dividends	48,665
Investment for deferred compensation and retirement plans	8,209
Other assets	1,616
Total assets	132,322,630

Liabilities:
Payables for:
Investments purchased	2,007,782
Fund shares reacquired	32,905
Deferred compensation and retirement plans	9,807
Collateral upon return of securities loaned	483,516
Accrued administrative services fees	53,339
Accrued distribution fees–Series II	4
Accrued transfer agent fees	973
Accrued operating expenses	31,113
Total liabilities	2,619,439
Net assets applicable to shares outstanding	$129,703,191

Net assets consist of:
Shares of beneficial interest	$226,643,767
Undistributed net investment income (loss)	(573,080)
Undistributed net realized gain (loss) from investment securities and foreign currencies	(111,767,477)
Unrealized appreciation of investment securities	15,399,981
$129,703,191

Net Assets:
Series I	$129,692,885
Series II	$10,306

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	10,535,208
Series II	838
Series I:
Net asset value per share	$12.31
Series II:
Net asset value per share	$12.31
*	At June 30, 2004, securities with an aggregate market value of $469,228 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $6,534)	$306,275
Dividends from affiliated money market funds**	15,909
Total investment income	322,184

Expenses:
Advisory fees	591,224
Administrative services fees	217,329
Custodian fees	26,128
Distribution fees–Series II	4
Interest	653
Transfer agent fees	4,074
Trustees’ fees	5,300
Other	45,786
Total expenses	890,498
Less: Fees waived	(892)
Net expenses	889,606
Net investment income (loss)	(567,422)

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	22,536,077
Foreign currencies	(3,783)
22,532,294
Change in net unrealized appreciation (depreciation) of investment securities	(15,816,949)
Net gain from investment securities and foreign currencies	6,715,345
Net increase in net assets resulting from operations	$6,147,923
**	Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – DYNAMICS FUND

Statement of Changes in Net Assets

For the six months ended June 30, 2004 and the year ended December 31, 2003

(Unaudited)

	June 30, 2004	December 31, 2003

Operations:
Net investment income (loss)	$(567,422)	$(952,962)
Net realized gain from investment securities and foreign currencies	22,532,294	14,654,533
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(15,816,949)	29,147,353
Net increase in net assets resulting from operations	6,147,923	42,848,924
Share transactions–net:
Series I	(45,724,020)	10,285,394
Series II	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(45,714,020)	10,285,394
Net increase (decrease) in net assets	(39,566,097)	53,134,318

Net assets:
Beginning of period	169,269,288	116,134,970
End of period (including undistributed net investment income (loss) of $(573,080) and $(5,658) for 2004 and 2003, respectively)	$129,703,191	$169,269,288

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – DYNAMICS FUND

Notes to Financial Statements

June 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO VIF-Dynamics Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On April 30, 2004, the Fund was restructured from a separate series of INVESCO Variable Investment Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek long-term capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

INVESCO VIF – DYNAMICS FUND

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to based on the annual rate of 0.75% of the Fund’s average net assets.

For the period May 1, 2004 through June 30, 2004, the Fund paid advisory fees to AIM of $160,479. Prior to May 1, 2004, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period January 1, 2004 through April 30, 2004, the Fund paid advisory fees under similar terms to IFG of $430,745. Effective July 16, 2004, the sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM paid INVESCO 40% of the fee paid by the Fund to AIM was terminated.

The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of each Series to 1.30%. Prior to May 1, 2004, the Fund’s advisor had agreed to waive advisory fees or reimburse expense of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.15%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s Generally Accepted Accounting Principles or items designated as such by the Fund’s board of trustees; (vi) expenses related to a merger or reorganization, as approved

INVESCO VIF – DYNAMICS FUND

by the Fund’s board of trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $892.

Pursuant to a master administrative services agreement with AIM has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services paid to insurance companies that have agreed to provide administrative services to the participants of separate accounts. For the period May 1, 2004 through June 30, 2004, the Fund paid AIM $61,826 for such services, of which AIM retained $8,333 for services provided by AIM. Prior to May 1, 2004, the Fund had an administrative services agreement with IFG. For the period January 1, 2004 through April 30, 2004, under similar terms, the Fund paid IFG $155,503 for such services, of which IFG retained $11,921 for services provided by IFG.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $3,287 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of this amount, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund’s Rule 12b-1 distribution plan fees to the extent necessary to limit Total Annual Operating Expenses (excluding (ii) through (vii) discussed above) of Series II shares to 1.45%. Pursuant to the Plan, for the period April 30, 2004 through June 30, 2004, the Series II shares paid $4.

Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	$3,303,049	$71,117,449	$(71,118,781)	$—	$3,301,717	$14,930	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income*	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	$—	$8,429,176	$(7,945,660)	$—	$483,516	$979	$—
Total	$3,303,049	$79,546,625	$(79,064,441)	$—	$3,785,233	$15,909	$—
*	Dividend income is net of fees paid to security lending counterparties of $1,261.

NOTE 4—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended June 30, 2004, the Fund paid legal fees of $411 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

INVESCO VIF – DYNAMICS FUND

NOTE 5—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended June 30, 2004, the Fund had average borrowings of $2,457,500 with a weighted average interest rate of 2.43% and interest expense of $653.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended June 30, 2004, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At June 30, 2004, securities with an aggregate value of $469,228 were on loan to brokers. The loans were secured by cash collateral of $483,516 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $979 for securities lending transactions.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

Expiration	Capital Loss Carryforward*
December 31, 2008	$1,753,312
December 31, 2009	55,948,034
December 31, 2010	70,625,929
Total capital loss carryforward	$128,327,275
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

INVESCO VIF – DYNAMICS FUND

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $92,638,807 and $139,723,371, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,408,025
Aggregate unrealized (depreciation) of investment securities	(2,473,022)
Net unrealized appreciation of investment securities	$13,935,003
Cost of investments for tax purposes is $115,914,553.

NOTE 9—Share Information

Changes in Shares Outstanding
	Six months ended June 30, 2004		Year ended December 31, 2003
	Shares	Amount	Shares	Amount
Sold:
Series I	2,545,416	$31,034,474	43,895,013	$426,395,783
Series II *	838	10,000	—	—
Reacquired:
Series I	(6,390,288)	(76,758,494)	(43,111,961)	(416,110,389)
	(3,844,034)	$(45,714,020)	783,052	$10,285,394
*	Series II shares commenced sales on April 30, 2004.

INVESCO VIF – DYNAMICS FUND

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Series I
	Six months ended June 30, 2004		Year ended December 31,
			2003		2002	2001	2000	1999
Net asset value, beginning of period	$11.77		$8.54		$12.54	$18.21	$18.90	$12.15
Income from investment operations:
Net investment income (loss)	(0.05)		(0.07)		(0.00)	(0.00)	(0.00)	0.00
Net gains (losses) on securities (both realized and unrealized)	0.59		3.30		(4.00)	(5.67)	(0.67)	6.75
Total from investment operations	0.54		3.23		(4.00)	(5.67)	(0.67)	6.75
Less distributions:
Dividends from net investment income	—		—		—	—	—	(0.00)
Distributions from net realized gains	—		—		—	—	(0.02)	—
Total distributions	—		—		—	—	(0.02)	(0.00)
Net asset value, end of period	$12.31		$11.77		$8.54	$12.54	$18.21	$18.90
Total return(a)	4.59%		37.82%		(31.90)%	(31.14)%	(3.55)%	55.60%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$129,693		$169,269		$116,135	$174,716	$170,610	$29,667
Ratio of expenses to average net assets	1.13	%(b)	1.14	%(c)	1.12%	1.08%	1.09%	1.26	%(c)
Ratio of net investment income (loss) to average net assets	(0.72	)%(b)	(0.70)%		(0.75)%	(0.54)%	(0.24)%	0.04%
Portfolio turnover rate(d)	61%		129%		110%	62%	58%	70%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)	Ratios are annualized and based on average daily net assets of $158,522,664.
(c)	After fee waivers and expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements were 1.15% and 2.25% for the years ended December 31, 2003 and 1999, respectively.
(d)	Not annualized for periods less than one year.

	Series II
	April 30, 2004 (Date sales commenced) to June 30, 2004
Net asset value, beginning of period	$11.94
Income from investment operations:
Net investment income (loss)	(0.02)
Net gains on securities (both realized and unrealized)	0.39
Total from investment operations	0.37
Net asset value, end of period	$12.31
Total return(a)	3.10%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$10
Ratio of expenses to average net assets	1.38	%(b)
Ratio of net investment income (loss) to average net assets	(0.97	)%(b)
Portfolio turnover rate(c)	61%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)	Ratios are annualized and based on average daily net assets of $10,065.
(c)	Not annualized for periods less than one year.

INVESCO VIF – DYNAMICS FUND

NOTE 11—Legal Proceedings

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC (“AMVESCAP”). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. (“AIM Capital”), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. (“IINA”), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices,

INVESCO VIF – DYNAMICS FUND

NOTE 11—Legal Proceedings (continued)

including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission (“SEC”), the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel’s directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

INVESCO VIF – DYNAMICS FUND

NOTE 11—Legal Proceedings (continued)

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed Funds

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

INVESCO VIF – DYNAMICS FUND

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO VIF-Dynamics Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust, (“Trust”), (formerly a portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation), (“Company”)), was held on April 2, 2004. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.

The results of the voting on the above matters were as follows:

	Trustees/Matter		Votes For	Withholding Authority
(1)*	Bob R. Baker		93,545,754	4,458,528
	Frank S. Bayley		93,653,161	4,351,121
	James T. Bunch		93,688,828	4,315,454
	Bruce L. Crockett		93,737,421	4,266,861
	Albert R. Dowden		93,716,317	4,287,965
	Edward K. Dunn, Jr.		93,623,043	4,381,239
	Jack M. Fields		93,746,928	4,257,354
	Carl Frischling		93,654,819	4,349,463
	Robert H. Graham		93,716,756	4,287,526
	Gerald J. Lewis		93,594,018	4,410,264
	Prema Mathai-Davis		93,482,582	4,521,700
	Lewis F. Pennock		93,664,049	4,340,233
	Ruth H. Quigley		93,518,516	4,485,766
	Louis S. Sklar		93,623,163	4,381,119
	Larry Soll, Ph.D.		93,521,612	4,482,670
	Mark H. Williamson		93,642,072	4,362,210

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	10,238,915	285,350	734,044
(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.	10,218,681	279,887	759,741
(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.	88,123,016	3,299,467	6,581,799

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Variable Investment Funds, Inc.

INVESCO VIF – DYNAMICS FUND

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Foley & Lardner LLP

3000 K N.W., Suite 500

Washington, D.C. 20007-5111

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

INVESCO VIF – DYNAMICS FUND

INVESCO VIF-Financial Services Fund

June 30, 2004

Semiannual Report

INVESCO VIF-FINANCIAL SERVICES FUND seeks to provide

capital growth.

Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.

This report must be accompanied or preceded by the currently effective fund prospectus and product prospectus, which contain more complete information, including sales charges and expenses. Read each carefully before you invest.

Not FDIC Insured. May Lose Value. No bank guarantee.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	INVESCO VIF–Financial Services Fund

Consumer finance stocks helped boost fund performance

For the six-month reporting period ended June 30, 2004, INVESCO VIF-Financial Services Fund Series I shares returned 1.55%, excluding product issuer charges. (Had the effects of product issuer charges been included, the return would have been lower.) Returns for Series II shares are shown in the table below.

Financial stocks lagged the broad market as a whole during the reporting period; therefore, the fund underperformed the S&P 500 Index—often considered a barometer of the general stock market—which returned 3.44%. The fund more closely tracked, but still slightly lagged, the S&P 500 Financials Index and Lipper Financial Services Fund Index, which returned 2.38%, and 2.04%, respectively. The fund’s overweight position in the poorer performing investment banking and brokerage industries contributed to the difference in fund performance compared to these indexes.

Market conditions

As noted above, the financial sector lagged the broad market as a whole during the six-month reporting period. Stocks in the sector generally performed well for the initial three months of the reporting period amid a backdrop of rising equity markets and low interest rates.

However, equity markets struggled during the second half of the reporting period, adversely affecting financial stocks. Moreover, concerns arose that interest rates could increase. On the final day of the reporting period, the Federal Reserve Board (the Fed) raised the target federal funds rate from 1.00%—its lowest level since 1958—to 1.25% in an attempt to head off inflation in the wake of improving economic conditions.

Within the financials sector, insurance company stocks were among the best performers as companies in this industry benefited from rising premiums and improved combined ratios. Banks struggled as investors were concerned that rising interest rates would adversely affect their profitability. After a strong first quarter, investment banking and brokerage firms were hurt by a sluggish second quarter equity trading and underwriting environment.

Your fund

Stock selection and industry exposure were the primary drivers of fund performance during the reporting period. Multi-line insurance, consumer finance and property and casualty insurance stocks contributed the most to fund performance over the six-month reporting period.

In the multi-line insurance group, Hartford Financial Group and American International Group (AIG) were top performers for the fund. Hartford provides insurance and investment products worldwide and is the largest marketer of individual annuities in the United States. For the first quarter of 2004, the company reported record variable annuity sales totaling $4.6 billion. Insurance industry giant AIG reported a 20% year-over-year increase in operating earnings for the first quarter of 2004, driven by strong performance in both general and life insurance.

In the areas of consumer finance and property and casualty insurance, Capital One Financial Corp.—a consumer-oriented firm with a focus on credit card lending—benefited fund returns as the company’s earnings estimates have continued to rise due to better-than-expected credit qualities and loan growth. In the property and casualty insurance industry, Allstate Insurance and SAFECO were stand-out performers.

One of the best performing stocks for the fund during the reporting period was Legg Mason—a provider of asset management, securities, brokerage, investment banking and other financial services. We believe the company has done an excellent job building a leading asset management operation in addition to leveraging its well-positioned retail brokerage franchise. The now-former Bank One

TOP 10 EQUITY HOLDINGS*		TOP 10 INDUSTRIES*		FUND VS. INDEXES
1. American International Group, Inc.	5.6%	1. Diversified Banks	19.2%	Total returns 12/31/03–6/30/04, excluding product
2. Citigroup Inc.	5.2	2. Investment Banking & Brokerage	16.1	issuer charges. If product issuer charges were
3. Bank of America Corp.	4.9	3. Asset Management & Custody Banks	14.3	included, returns would be lower.
4. Merrill Lynch & Co., Inc.	4.8	4. Consumer Finance	9.2	Series I Shares	1.55%
5. Legg Mason, Inc.	4.0	5. Multi-Line Insurance	8.4	Series II Shares	1.47
6. Wachovia Corp.	3.9	6. Other Diversified Financial Services	8.4	S&P 500 Index (Broad Market Index)	3.44
7. Lehman Brothers Holdings Inc.	3.7	7. Property & Casualty Insurance	6.1	S&P 500 Financial Index
8. SAFECO Corp.	3.7	8. Thrifts & Mortgage Finance	5.9	(Style-specific Index)	2.38
9. American Express Co.	3.6	9. Regional Banks	3.8	Lipper Financial Services Fund
10. Bank One Corp.	3.6	10. Life & Health Insurance	3.3	(Peer Group Index)	3.43
				Source: Lipper, Inc.

				TOTAL NUMBER OF HOLDINGS*	48
				TOTAL NET ASSETS	$209.6 million

*	Excludes money market fund holdings.
The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

INVESCO VIF–Financial Services Fund

Corporation was also a significant contributor, due in part to its recent merger agreement with JP Morgan Chase & Co. We believe strongly in the new company, given its strong management team, balanced business mix and multiple market leadership positions.

While Legg Mason helped boost fund returns, the asset management and custody bank industry as a whole did not. Bank of New York’s stock, for instance, declined after the company released cautious 2004 earnings guidance at its analysts’ day in January. However, based on what we consider to be an attractive valuation and solid long-term growth potential of its securities processing business, we continued to own the stock.

Investment banking and brokerage stocks including Goldman Sachs and Merrill Lynch also underperformed during the reporting period. Both were influenced by volatility in the stock market and weak demand for investment banks and brokerage in the second quarter of 2004.

Given market conditions during the reporting period, we reduced our exposure to some of our fixed-income oriented investment banks and brokers, including Bear Stearns and Lehman Brothers, as we believe revenues could be pressured in the second half of the year due to rising interest rates. We offset this reduction by increasing our exposure to more diversified firms such as Morgan Stanley and by increasing our position in the Hartford Group which continues to produce good earnings results from annuity sales.

In closing

Throughout the reporting period, we remained committed to the fund’s investment objective of seeking growth of capital, by investing principally in the stocks of companies in the financial services sector which we believe can grow their revenues and earnings in a variety of interest rate environments.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04
Series I Shares
Inception (9/20/99)	7.26%
1 Year	18.40

Series II Shares
Inception	7.01%
1 Year	18.15

Portfolio Management Team

As of 6/30/04

Joseph W. Skornicka

Performance information

Returns since the inception date of Series II shares are historical. All other returns are the blended returns of the historical performance of the fund’s Series II shares since their inception and the restated historical performance of the fund’s Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the higher Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund’s Series I shares is 9/20/99. The inception date of the fund’s Series II shares is 4/30/04. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your financial advisor for the most recent month-end performance. Performance figures reflect fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

INVESCO VIF-Financial Services Fund, a series portfolio of AIM Variable Insurance Funds, is offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees at the separate account level. Sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return

Principal risks of investing in the fund

International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

About indexes used in this report

The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

The unmanaged Lipper Financial Services Fund represents an average of the 10 largest financial-services funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

The S&P 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset value for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights. Additionally, the returns and net asset values shown throughout this report are at the fund level only and do not include variable product issuer charges. If such charges were included, the total returns would be lower.

Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

I-VIFSE-SAR-1

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Market Value

COMMON STOCKS–97.76%

Asset Management & Custody Banks–14.26%
American Capital Strategies, Ltd.	54,600	$1,529,892
Bank of New York Co., Inc. (The)	225,475	6,647,003
Franklin Resources, Inc.	36,100	1,807,888
Investors Financial Services Corp.	41,100	1,791,138
Legg Mason, Inc.	92,500	8,418,425
Mellon Financial Corp.	33,500	982,555
National Financial Partners Corp.	38,900	1,372,003
Northern Trust Corp.	22,300	942,844
State Street Corp.	115,700	5,673,928
T. Rowe Price Group Inc.	14,500	730,800
		29,896,476

Consumer Finance–9.21%
American Express Co.	147,000	7,552,860
Capital One Financial Corp.	108,600	7,426,068
MBNA Corp.	126,700	3,267,593
SLM Corp.	26,100	1,055,745
		19,302,266

Diversified Banks–19.16%
Anglo Irish Bank Corp. PLC (Ireland)	68,400	1,071,867
Bank of America Corp.	121,912	10,316,193
Bank One Corp.	146,000	7,446,000
Canadian Imperial Bank of Commerce (Canada)	51,200	2,501,960
U.S. Bancorp	165,300	4,555,668
Wachovia Corp.	182,200	8,107,900
Wells Fargo & Co.	107,850	6,172,256
		40,171,844

Diversified Capital Markets–1.80%
UBS A.G. (Switzerland)	53,000	3,766,180

Investment Banking & Brokerage–16.05%
Ameritrade Holding Corp.(a)	148,800	1,688,880
Bear Stearns Cos. Inc. (The)	11,700	986,427
E*TRADE Financial Corp.(a)	65,500	730,325
Goldman Sachs Group, Inc. (The)	71,200	6,704,192
Lehman Brothers Holdings Inc.	102,900	7,743,225
Merrill Lynch & Co., Inc.	187,100	10,099,658
Morgan Stanley	108,000	5,699,160
		33,651,867

	Shares	Market Value

Life & Health Insurance–3.32%
Prudential Financial, Inc.	149,600	$6,951,912

Multi-Line Insurance–8.39%
American International Group, Inc.	164,350	11,714,868
Hartford Financial Services Group, Inc. (The)	85,600	5,884,144
		17,599,012

Other Diversified Financial Services–8.39%
Citigroup Inc.	235,940	10,971,210
J.P. Morgan Chase & Co.	170,600	6,614,162
		17,585,372

Property & Casualty Insurance–6.11%
Allstate Corp. (The)	82,300	3,831,065
SAFECO Corp.	174,800	7,691,200
St. Paul Travelers Cos., Inc. (The)	31,806	1,289,415
		12,811,680

Regional Banks–3.80%
Fifth Third Bancorp	67,525	3,631,495
Marshall & Ilsley Corp.	16,100	629,349
North Fork Bancorp., Inc.	31,100	1,183,355
TCF Financial Corp.	15,600	905,580
Zions Bancorp.	26,400	1,622,280
		7,972,059

Reinsurance–1.36%
Endurance Specialty Holdings Ltd. (Bermuda)	47,900	1,666,920
Reinsurance Group of America, Inc.	29,000	1,178,850
		2,845,770

Thrifts & Mortgage Finance–5.91%
Fannie Mae	51,200	3,653,632
Freddie Mac	26,850	1,699,605
PMI Group, Inc. (The)	139,100	6,053,632
Washington Mutual, Inc.	25,400	981,456
		12,388,325
Total Common Stocks (Cost $180,909,724)		204,942,763

INVESCO VIF–FINANCIAL SERVICES FUND

	Shares	Market Value

Money Market Funds–2.01%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $4,219,176)(b)	4,219,176	$4,219,176
TOTAL INVESTMENTS–99.77% (Cost $185,128,900)		209,161,939
OTHER ASSETS LESS LIABILITIES–0.23%		477,565
NET ASSETS–100.00%		$209,639,504

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF–FINANCIAL SERVICES FUND

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $180,909,724)	$204,942,763
Investments in affiliated money market funds (cost $4,219,176)	4,219,176
Total investments (cost $185,128,900)	209,161,939
Receivables for:
Investments sold	1,590,153
Fund shares sold	131,013
Dividends	288,655
Amount due from advisor	2,764
Investment for deferred compensation and retirement plans	9,547
Other assets	7,539
Total assets	211,191,610

Liabilities:
Payables for:
Investments purchased	1,376,675
Fund shares reacquired	54,693
Deferred compensation and retirement plans	11,569
Accrued administrative services fees	87,421
Accrued distribution fees–Series II	4
Accrued transfer agent fees	609
Accrued operating expenses	21,135
Total liabilities	1,552,106
Net assets applicable to shares outstanding	$209,639,504

Net assets consist of:
Shares of beneficial interest	$199,309,985
Undistributed net investment income	2,269,299
Undistributed net realized gain (loss) from investment securities and foreign currencies	(15,975,649)
Unrealized appreciation of investment securities and foreign currencies	24,035,869
$209,639,504

Net Assets:
Series I	$209,629,320
Series II	$10,184
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	15,243,985
Series II	741
Series I:
Net asset value per share	$13.75
Series II:
Net asset value per share	$13.75

Statement of Operations

For the six months ended June 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $60,003)	$2,079,903
Dividends from affiliated money market funds	25,381
Total investment income	2,105,284

Expenses:
Advisory fees	831,911
Administrative services fees	300,286
Custodian fees	31,607
Distribution fees–Series II	4
Transfer agent fees	4,269
Trustees’ fees	2,584
Other	62,007
Total expenses	1,232,668
Less: Fees waived	(1,134)
Net expenses	1,231,534
Net investment income	873,750

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain from:
Investment securities	9,438,091
Foreign currencies	10,232
9,448,323
Change in net unrealized appreciation (depreciation) of:
Investment securities	(8,061,319)
Foreign currencies	2,439
(8,058,880)
Net gain from investment securities and foreign currencies	1,389,443
Net increase in net assets resulting from operations	$2,263,193

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF–FINANCIAL SERVICES FUND

Statement of Changes in Net Assets

For the six months ended June 30, 2004 and the year ended December 31, 2003

(Unaudited)

	June 30, 2004	December 31, 2003

Operations:
Net investment income	$873,750	$1,441,609
Net realized gain from investment securities and foreign currencies	9,448,323	9,532,585
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(8,058,880)	32,955,670
Net increase in net assets resulting from operations	2,263,193	43,929,864
Distributions to shareholders from net investment income–Series I	—	(968,154)

Share transactions–net:
Series I	(2,985,726)	24,987,582
Series II	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(2,975,726)	24,987,582
Net increase (decrease) in net assets	(712,533)	67,949,292

Net assets:
Beginning of period	210,352,037	142,402,745
End of period (including undistributed net investment income of $2,269,299 and $1,395,549 for 2004 and 2003, respectively)	$209,639,504	$210,352,037

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF–FINANCIAL SERVICES FUND

Notes to Financial Statements

June 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO VIF-Financial Services Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On April 30, 2004, the Fund was restructured from a separate series of INVESCO Variable Investment Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

INVESCO VIF–FINANCIAL SERVICES FUND

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to based on the annual rate of 0.75% of the Fund’s average net assets.

For the period May 1, 2004 through June 30, 2004, the Fund paid advisory fees to AIM of $264,767. Prior to May 1, 2004, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period January 1, 2004 through April 30, 2004, the Fund paid advisory fees under similar terms to IFG of $567,144. AIM has entered into sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of each Series to 1.30%. Prior to May 1, 2004, the Fund’s advisor had agreed to waive advisory fees or reimburse expense of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s Generally Accepted Accounting Principles or items designated as such by the Fund’s board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if any. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $1,134.

Pursuant to a master administrative services agreement with AIM has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative

INVESCO VIF–FINANCIAL SERVICES FUND

services to the participants of separate accounts. For the period May 1, 2004 through June 30, 2004, the Fund paid AIM $96,589 for such services, of which AIM retained $14,649 for services provided by AIM. Prior to May 1, 2004, the Fund had an administrative services agreement with IFG. For the period January 1, 2004 through April 30, 2004, under similar terms, the Fund paid IFG $203,697 for such services, of which IFG retained $8,333 for services provided by IFG.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $3,219 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of this amount, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund’s Rule 12b-1 distribution plan fees to the extent necessary to limit Total Annual Operating Expenses (excluding items (ii) through (vii) discussed above) of Series II shares to 1.45%. Pursuant to the Plan, for the period April 30, 2004 through June 30, 2004, the Series II shares paid $4.

Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	7,917,749	$46,080,525	$(49,779,098)	$—	$4,219,176	$25,381	$—

NOTE 4—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended June 30, 2004, the Fund paid legal fees of $432 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

INVESCO VIF–FINANCIAL SERVICES FUND

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

Expiration	Capital Loss Carryforward*
December 31, 2009	$6,386,694
December 31, 2010	15,992,440
Total capital loss carryforward	$22,379,134

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $67,281,142 and $66,019,975, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$23,621,955
Aggregate unrealized (depreciation) of investment securities	(2,292,542)
Net unrealized appreciation of investment securities	$21,329,413
Cost of investments for tax purposes is $187,832,526.

NOTE 8—Share Information

Changes in Shares Outstanding
	Six months ended June 30, 2004		Year ended December 31, 2003
	Shares	Amount	Shares	Amount
Sold:
Series I	2,895,277	$41,115,720	10,022,622	$115,989,532
Series II*	741	10,000	—	—
Issued as reinvestment of dividends:
Series I	—	—	74,588	968,154
Reacquired:
Series I	(3,184,263)	(44,101,446)	(8,121,088)	(91,970,104)
	(288,245)	$(2,975,726)	1,976,122	$24,987,582
*	Series II shares commenced sales on April 30, 2004.

INVESCO VIF–FINANCIAL SERVICES FUND

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Series I
	Six months ended June 30, 2004		Year ended December 31,				September 20, 1999 (Date sales commenced) to December 31, 1999
			2003	2002	2001	2000
Net asset value, beginning of period	$13.54		$10.50	$12.42	$13.84	$11.10	$10.00
Income from investment operations:
Net investment income	0.05	(a)	0.08	0.08	0.06	0.03	0.01
Net gains (losses) on securities (both realized and unrealized)	0.16		3.02	(1.93)	(1.43)	2.72	1.09
Total from investment operations	0.21		3.10	(1.85)	(1.37)	2.75	1.10
Less distributions:
Dividends from net investment income	—		(0.06)	(0.07)	(0.04)	—	—
Distributions from net realized gains	—		—	—	(0.01)	(0.01)	—
Total distributions	—		(0.06)	(0.07)	(0.05)	(0.01)	—
Net asset value, end of period	$13.75		$13.54	$10.50	$12.42	$13.84	$11.10
Total return(b)	1.55%		29.58%	(14.90)%	(9.88)%	24.80%	11.00%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$209,629		$210,352	$142,403	$183,084	$220,316	$9,179
Ratio of expenses to average net assets	1.11	%(c)	1.09%	1.09%	1.07%	1.09%	1.39	%(d)(e)
Ratio of net investment income to average net assets	0.79	%(c)	0.87%	0.57%	0.46%	0.66%	0.67	%(d)
Portfolio turnover rate(f)	31%		65%	72%	132%	114%	37%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)	Ratios are annualized and based on average daily net assets of $223,058,329.
(d)	Annualized.
(e)	After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements, ratio of expenses to average net assets was 2.48% (annualized).
(f)	Not annualized for periods less than one year.

Series II
	April 30, 2004 (Date sales commenced) to June 30, 2004
Net asset value, beginning of period	$13.50
Income from investment operations:
Net investment income	0.01	(a)
Net gains on securities (both realized and unrealized)	0.24
Total from investment operations	0.25
Net asset value, end of period	$13.75
Total return(b)	1.85%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$10
Ratio of expenses to average net assets	1.38	%(c)
Ratio of net investment income to average net assets	0.52	%(c)
Portfolio turnover rate(d)	31%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)	Ratios are annualized and based on average daily net assets of $10,041.
(d)	Not annualized for periods less than one year.

INVESCO VIF–FINANCIAL SERVICES FUND

NOTE 10—Legal Proceedings

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC (“AMVESCAP”). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. (“AIM Capital”), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. (“IINA”), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include

INVESCO VIF–FINANCIAL SERVICES FUND

NOTE 10—Legal Proceedings (continued)

the Securities and Exchange Commission (“SEC”), the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel’s directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed Funds

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not

INVESCO VIF–FINANCIAL SERVICES FUND

NOTE 10—Legal Proceedings (continued)

charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

INVESCO VIF–FINANCIAL SERVICES FUND

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO VIF-Financial Services Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust, (“Trust”), (formerly a portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation), (“Company”)), was held on April 2, 2004. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.

The results of the voting on the above matters were as follows:

	Trustees/Matter	Votes For	Withholding Authority
(1)*	Bob R. Baker	93,545,754	4,458,528
	Frank S. Bayley	93,653,161	4,351,121
	James T. Bunch	93,688,828	4,315,454
	Bruce L. Crockett	93,737,421	4,266,861
	Albert R. Dowden	93,716,317	4,287,965
	Edward K. Dunn, Jr.	93,623,043	4,381,239
	Jack M. Fields	93,746,928	4,257,354
	Carl Frischling	93,654,819	4,349,463
	Robert H. Graham	93,716,756	4,287,526
	Gerald J. Lewis	93,594,018	4,410,264
	Prema Mathai-Davis	93,482,582	4,521,700
	Lewis F. Pennock	93,664,049	4,340,233
	Ruth H. Quigley	93,518,516	4,485,766
	Louis S. Sklar	93,623,163	4,381,119
	Larry Soll, Ph.D.	93,521,612	4,482,670
	Mark H. Williamson	93,642,072	4,362,210

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	14,085,447	489,846	1,002,104
(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.	14,033,043	515,646	1,028,708
(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.	88,123,016	3,299,467	6,581,799

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Variable Investment Funds, Inc.

INVESCO VIF–FINANCIAL SERVICES FUND

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

INVESCO Institutional (N.A.), Inc.

Denver division

4350 South Monaco Street

Denver, CO 80237-3400

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Foley & Lardner LLP

3000 K N.W., Suite 500

Washington, D.C. 20007-5111

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

INVESCO VIF – FINANCIAL SERVICES FUND

INVESCO VIF-Health Sciences Fund

June 30, 2004

Semiannual Report

INVESCO VIF-HEALTH SCIENCES FUND seeks capital growth.

Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.

This report must be accompanied or preceded by the currently effective fund prospectus and product prospectus, which contain more complete information, including sales charges and expenses. Read each carefully before you invest.

Not FDIC Insured. May lose value. No bank guarantee.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	INVESCO VIF–Health Sciences Fund

Managed care and health care services holdings benefit fund

For the six-month period ended June 30, 2004, INVESCO VIF-Health Sciences Fund Series I shares posted total return of 4.04%, excluding product issuer charges. (Had the effects of product issuer charges been included, the return would have been lower.) Performance for Series II shares and benchmark indexes is shown in the table below.

The fund outperformed the S&P 500 Index, which returned 3.44%. The fund slightly underperformed the Goldman Sachs Health Care Index, which returned 4.79%, because of underperformance of several large-cap pharmaceutical and health care facilities stocks and the fund’s underweight position in biotechnology.

Market conditions

As the reporting period closed, the U.S. Federal Reserve (the Fed) voted to raise the federal funds target rate by 25 basis points (0.25%)—its first rate increase in four years. The Fed’s decision came amid signs that the economy was strengthening and inflation, while still relatively tame, had risen in recent months.

Gross domestic product (GDP), the broadest measure of economic activity, expanded at an annualized rate of 4.5% in the first quarter of 2004 and 3.0% during the second quarter. What had been a “jobless recovery” produced more than 1.2 million new jobs from January through June, according to the U.S. Department of Labor. An improved job market likely contributed to rising consumer confidence, which reached a two-year high in June, according to the Conference Board.

Corporate profits showed strength. According to Bloomberg, more than 85% of S&P 500 Index firms reporting first-quarter 2004 earnings met or exceeded expectations. In the health care sector, health care equipment companies posted first-quarter net gains of 17.9% over 2003, while net earnings for pharmaceutical companies fell 22.3% for the first quarter of 2004, according to Bloomberg.

Although the health care sector, as measured by the Goldman Sachs Health Care Index, outperformed the broader market for the reporting period, performance within the sector was mixed. Biotechnology stocks fared better than pharmaceutical stocks, which generally underperformed amid concerns about potential legislation regarding prescription drug re-importation from Canada and uncertainty surrounding the outcome of presidential and congressional elections.

Your fund

Careful stock selection in managed health care, medical devices and supplies, and health care services resulted in the strongest contributions to fund performance. Within the managed health care industry, Aetna experienced strong price appreciation during the first quarter as the company raised its profit outlook. Anthem also posted strong first-quarter earnings and was well positioned to benefit from its pending merger with Wellpoint.

Other top contributors to fund performance included orthopedic products maker Zimmer Holdings, which reported strong earnings and gained market share with its orthopedic implants, and eye care products company Alcon, which posted better-than-expected first-quarter earnings. Biogen Idec and Elan Corporation, other strong contributors, presented favorable clinical trial results on Antigren, a drug they co-developed for treatment of multiple sclerosis.

Pharmaceuticals and health care facilities holdings detracted from fund performance for the reporting period. The fund sold its holdings of pharmaceutical company Wyeth because of ongoing risk from diet drug litigation. Other pharmaceutical stocks that underperformed included Abbott Laboratories, with disappointing returns for the period, and Forest Labs, which was affected by a perceived slowdown in the overall market for anti-depressant drugs. The fund retained holdings in Forest Laboratories, however, because of the potential for Namenda, a drug that treats Alzheimer’s disease.

TOP 10 EQUITY HOLDINGS*		TOP 10 INDUSTRIES*		FUND VS. INDEXES
1. Pfizer Inc.	4.3%	1. Pharmaceuticals	37.5%	Total returns 12/31/03–6/30/04, excluding product
2. Johnson & Johnson	4.1	2. Health Care Equipment	23.2	issuer charges. If product issuer charges were
3. Procter & Gamble Co. (The)	4.0	3. Managed Health Care	9.1	included, returns would be lower.
4. Caremark Rx, Inc.	3.9	4. Biotechnology	7.6	Series I Shares	4.04%
5. Merck & Co. Inc.	3.6	5. Health Care Services	7.3	Series II Shares	3.90
6. Abbott Laboratories	3.5	6. Health Care Distributors	4.0	S&P 500 Index (Broad Market Index)
7. Novartis AG—ADR (Switzerland)	3.4	7. Household Products	4.0	Goldman Sachs Health Care Index	3.44
8. Medco Health Solutions Inc.	3.4	8. Industrial Conglomerates	1.6	(Style-specific Index)	4.79
9. Guidant Corp.	3.3	9. Health Care Supplies	1.0	Lipper Health/Biotech Fund Index
10. Boston Scientific Corp.	3.1	10. Health Care Facilities	0.3	(Peer Group Index)	6.80
				Sources: Lipper, Inc.; FactSet Research Systems

				TOTAL NUMBER OF HOLDINGS*	45
				TOTAL NET ASSETS	$385.7 million

*	Excludes money market fund holdings.
The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

INVESCO VIF–Health Sciences Fund

Guidant Corporation, maker of cardiovascular devices, also detracted from fund performance because of delayed launch of its drug-eluting stent. But the fund continued to hold shares of Guidant on the strength of its implantable defibrillator franchise and our belief in the company’s potential success in the drug-eluting stent market.

At the close of the reporting period, the fund’s top sub-sector weightings were pharmaceuticals, health care providers and services, and health care equipment and supplies. While the fund’s large-cap pharmaceutical weighting somewhat hindered performance during the period, we believed that valuations remained attractive and performance may improve as new products reach the market. We trimmed some pharmaceutical holdings, however, including stocks of European and Japanese drug companies, which may be hurt by currency risk should the U.S. dollar rally in an environment of rising interest rates. We also modestly reduced the fund’s managed care holdings and increased weighting in health care equipment during the period.

In closing

Throughout the reporting period, we remained committed to the fund’s investment objective of long-term capital growth. Our focus was on companies within the health care sector that, in our opinion, have the potential to deliver premium earnings and cash flow growth. We appreciate your continued investment in the fund.

Portfolio Management Team

As of 6/30/04

Andy Summers

Thomas R. Wald, Lead Manager

Effective July 28, 2004, after the close of the reporting period, the fund management team became Thomas R. Wald, Lead Manager; Scott Breaux, Assistant Portfolio Manager.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04
Series I Shares
Inception (5/21/97)	9.41%
5 Years	4.64
1 Year	14.61

Series II Shares
Inception	9.14%
5 Years	4.37
1 Year	14.31

Performance information

Returns since the inception date of Series II shares are historical. All other returns are the blended returns of the historical performance of the fund’s Series II shares since their inception and the restated historical performance of the fund’s Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the higher Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund’s Series I shares is 5/21/97. The inception date of the fund’s Series II shares is 4/30/04. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your financial advisor for the most recent month-end performance. Performance figures reflect fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

INVESCO VIF-Health Sciences Fund, a series portfolio of AIM Variable Insurance Funds, is offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees at the separate account level. Sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return.

Principal risks of investing in the fund

Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

Portfolio turnover is greater than that of most funds, which may affect performance.

About indexes used in this report

The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

The Goldman Sachs Health Care Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the Healthcare sector. The index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products.

The unmanaged Lipper Health/Biotech Fund Index represents an average of the 30 largest health and biotechnology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights. Additionally, the returns and net asset values shown throughout this report are at the fund level only and do not include variable product issuer charges. If such charges were included, the total returns would be lower.

Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

Bloomberg, Inc. is a well-known independent financial research and reporting firm.

The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246, or on the AIM Web site, AIMinvestments.com.

I-VIHSC-SAR-1

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Market Value

Domestic Common Stocks–78.02%

Biotechnology–7.58%
Amgen Inc.(a)	143,100	$7,808,967
Biogen Idec Inc.(a)	189,600	11,992,200
Genzyme Corp.(a)	68,400	3,237,372
Invitrogen Corp.(a)	71,300	5,132,887
Pharmion Corp.(a)	21,900	1,071,348
		29,242,774

Health Care Distributors–4.00%
AmerisourceBergen Corp.	95,600	5,714,968
McKesson Corp.	282,600	9,701,658
		15,416,626

Health Care Equipment–22.09%
Baxter International Inc.	232,700	8,030,477
Boston Scientific Corp.(a)	280,700	12,013,960
Guidant Corp.	224,700	12,556,236
Hospira, Inc.(a)	343,938	9,492,689
Kinetic Concepts, Inc.(a)	127,500	6,362,250
Medtronic, Inc.	196,800	9,588,096
St. Jude Medical, Inc.(a)	156,300	11,824,095
Stryker Corp.	109,900	6,044,500
Thermo Electron Corp.(a)	13,200	405,768
Zimmer Holdings, Inc.(a)	100,640	8,876,448
		85,194,519

Health Care Facilities–0.30%
Triad Hospitals, Inc.(a)	31,300	1,165,299

Health Care Services–7.31%
Caremark Rx, Inc.(a)	459,682	15,141,925
Medco Health Solutions, Inc.(a)	348,182	13,056,825
		28,198,750

Household Products–3.97%
Procter & Gamble Co. (The)	281,164	15,306,568

Managed Health Care–9.12%
Aetna Inc.	103,400	8,789,000
Anthem, Inc.(a)	95,700	8,570,892
Coventry Health Care, Inc.(a)	99,250	4,853,325
UnitedHealth Group Inc.	133,774	8,327,431
WellPoint Health Networks Inc.(a)	41,500	4,648,415
		35,189,063

	Shares	Market Value

Pharmaceuticals–23.65%
Abbott Laboratories	331,980	$13,531,505
Allergan, Inc.	95,600	8,558,112
Barr Pharmaceuticals Inc.(a)	71,200	2,399,440
Bristol-Myers Squibb Co.	387,400	9,491,300
Forest Laboratories, Inc.(a)	120,100	6,801,263
Johnson & Johnson	286,083	15,934,823
Merck & Co. Inc.	290,400	13,794,000
Pfizer Inc.	482,602	16,543,597
Valeant Pharmaceuticals International	209,200	4,184,000
		91,238,040
Total Domestic Common Stocks (Cost $277,306,992)		300,951,639

Foreign Stocks & Other Equity Interests–17.50%

Bermuda–1.59%
Tyco International Ltd. (Industrial Conglomerates)	185,500	6,147,470

Ireland–1.08%
Elan Corp. PLC–ADR (Pharmaceuticals)(a)	168,800	4,176,112

Israel–2.62%
Teva Pharmaceutical Industries Ltd.–ADR (Pharmaceuticals)	150,060	10,097,537

Japan–3.34%
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	184,400	8,114,989
Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)	141,000	4,754,192
		12,869,181

Switzerland–6.51%
Alcon, Inc. (Health Care Supplies)	48,300	3,798,795
Nobel Biocare Holding A.G. (Heath Care Equipment)	27,500	4,313,208
Novartis A.G.–ADR (Pharmaceuticals)	294,126	13,088,607
Roche Holding A.G. (Pharmaceuticals)(b)	39,452	3,914,735
		25,115,345

United Kingdom–2.36%
Shire Pharmaceuticals Group PLC–ADR (Pharmaceuticals)(a)	340,900	9,115,666
Total Foreign Stock & Other Equity Interests (Cost $57,761,387)		67,521,311

Money Market Funds–4.68%
INVESCO Treasurer's Money Market Reserve Fund (Cost $18,034,641)(c)	18,034,641	18,034,641
TOTAL INVESTMENTS–100.20% (excluding investments purchased with cash collateral from securities loaned) (Cost $353,103,020)		386,507,591

INVESCO VIF – HEALTH SCIENCES FUND

	Shares	Market Value
Investments Purchased with Cash Collateral from Securities Loaned

Money Market Funds–0.00%
INVESCO Treasurer's Money Market Reserve Fund(c)(d)	2,508	$2,508
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $2,508)		2,508
TOTAL INVESTMENTS–100.20% (Cost $353,105,528)		386,510,099
OTHER ASSETS LESS LIABILITIES–(0.20%)		(786,553)
NET ASSETS–100.00%		$385,723,546

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for security lending transactions at June 30, 2004.
(c)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – HEALTH SCIENCES FUND

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $335,068,379)*	$368,472,950
Investments in affiliated money market funds (cost $18,037,149)	18,037,149
Total investments (cost $353,105,528)	386,510,099
Foreign currencies, at value (cost $132,691)	151,915
Receivables for:
Fund shares sold	248,748
Dividends	275,698
Investment for deferred compensation and retirement plans	16,413
Other assets	11,789
Total assets	387,214,662

Liabilities:
Payables for:
Investments purchased	1,051,200
Fund shares reacquired	211,595
Deferred compensation and retirement plans	20,025
Collateral upon return of securities loaned	2,508
Accrued administrative services fees	160,931
Accrued distribution fees–Series II	4
Accrued transfer agent fees	2,796
Accrued operating expenses	42,057
Total liabilities	1,491,116
Net assets applicable to shares outstanding	$385,723,546

Net assets consist of:
Shares of beneficial interest	$410,644,480
Undistributed net investment income (loss)	(263,437)
Undistributed net realized gain (loss) from investment securities and foreign currencies	(58,082,153)
Unrealized appreciation of investment securities and foreign currencies	33,424,656
$385,723,546

Net Assets:
Series I	$385,713,502
Series II	$10,044

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	21,097,819
Series II	550
Series I:
Net asset value per share	$18.28
Series II:
Net asset value per share	$18.27
*	At June 30, 2004, securities with an aggregate market value of $2,380 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $97,878)	$1,748,131
Dividends from affiliated money market funds**	107,943
Total investment income	1,856,074

Expenses:
Advisory fees	1,428,507
Administrative services fees	514,887
Custodian fees	40,013
Distribution fees–Series II	4
Transfer agent fees	7,673
Trustees' fees	5,720
Other	109,693
Total expenses	2,106,497
Less: Fees waived and expense offset arrangement	(3,298)
Net expenses	2,103,199
Net investment income (loss)	(247,125)

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	34,251,852
Foreign currencies	(185,509)
34,066,343
Change in net unrealized appreciation (depreciation) of:
Investment securities	(20,242,965)
Foreign currencies	19,491
(20,223,474)
Net gain from investment securities and foreign currencies	13,842,869
Net increase in net assets resulting from operations	$13,595,744
**	Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – HEALTH SCIENCES FUND

Statement of Changes in Net Assets

For the six months ended June 30, 2004 and the year ended December 31, 2003

(Unaudited)

	June 30, 2004	December 31, 2003

Operations:
Net investment income (loss)	$(247,125)	$(527,174)
Net realized gain from investment securities and foreign currencies	34,066,343	27,619,020
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(20,223,474)	38,886,987
Net increase in net assets resulting from operations	13,595,744	65,978,833
Share transactions-net:
Series I	31,406,795	42,051,544
Series II	10,000	—
Net increase in net assets resulting from share transactions	31,416,795	42,051,544
Net increase in net assets	45,012,539	108,030,377

Net assets:
Beginning of period	340,711,007	232,680,630
End of period (including undistributed net investment income (loss) of $(263,437) and $(16,312) for 2004 and 2003, respectively)	$385,723,546	$340,711,007

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – HEALTH SCIENCES FUND

Notes to Financial Statements

June 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO VIF-Health Sciences Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On April 30, 2004, the Fund was restructured from a separate series of INVESCO Variable Investment Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

INVESCO VIF – HEALTH SCIENCES FUND

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to based on the annual rate of 0.75% of the Fund’s average net assets.

For the period May 1, 2004 through June 30, 2004, the Fund paid advisory fees to AIM of $485,124. Prior to May 1, 2004, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period January 1, 2004 through April 30, 2004, the Fund paid advisory fees under similar terms to IFG of $943,383. AIM has entered into sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

The Fund’s advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of each Series to 1.30%. Prior to May 1, 2004, the Fund’s advisor had agreed to waive advisory fees and/or reimburse expense of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s

INVESCO VIF – HEALTH SCIENCES FUND

Generally Accepted Accounting Principles or items designated as such by the Fund’s board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $2,283.

Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the participants of separate accounts. For the period May 1, 2004 through June 30, 2004, the Fund paid AIM $178,252 for such services, of which AIM retained $16,544 for services provided by AIM. Prior to May 1, 2004, the Fund had an administrative services agreement with IFG. For the period January 1, 2004 through April 30, 2004, under similar terms, the Fund paid IFG $336,635 for such services, of which IFG retained $22,174 for services provided by IFG.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $4,185 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of this amount, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund’s Rule 12b-1 distribution plan fees to the extent necessary to limit Total Annual Operating Expensed (excluding items (ii) through (vii) discussed above) of Series II shares to 1.45%. Pursuant to the Plan, for the period April 30, 2004 through June 30, 2004, the Series II shares paid $4.

Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	$14,419,265	$148,112,297	$(144,496,921)	$—	$18,034,641	$89,058	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income*	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	$—	$88,717,605	$(88,715,097)	$—	$2,508	$18,885	$—
Total	$14,419,265	$236,829,902	$(233,212,018)	$—	$18,037,149	$107,943	$—
*	Dividend income is net of fees paid to security lending counterparties of $5,624.

NOTE 4—Expense Offset Arrangement

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2004, the Fund received credits in transfer agency fees of $1,015 under an expense offset arrangement, which resulted in a reduction of the Fund’s total expenses of $1,015.

INVESCO VIF – HEALTH SCIENCES FUND

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended June 30, 2004, the Fund paid legal fees of $478 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At June 30, 2004, securities with an aggregate value of $2,380 were on loan to brokers. The loans were secured by cash collateral of $2,508 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $18,885 for securities lending transactions.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

Expiration	Capital Loss Carryforward*
December 31, 2009	$29,891,478
December 31, 2010	59,512,835
Total capital loss carryforward	$89,404,313

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

INVESCO VIF – HEALTH SCIENCES FUND

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $272,126,974 and $249,878,567, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,098,044
Aggregate unrealized (depreciation) of investment securities	(4,674,716)
Net unrealized appreciation of investment securities	$31,423,328
Cost of investments for tax purposes is $355,086,771.

NOTE 10—Share Information

Changes in Shares Outstanding
	Six months ended June 30, 2004		Year ended December 31, 2003
	Shares	Amount	Shares	Amount
Sold:
Series I	4,685,094	$85,640,800	10,447,367	$160,036,244
Series II*	550	10,000	—	—
Reacquired:
Series I	(2,979,114)	(54,234,005)	(7,974,644)	(117,984,700)
	1,706,530	$31,416,795	2,472,723	$42,051,544
*	Series II shares commenced sales on April 30, 2004.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Series I
	Six months ended June 30, 2004		Year ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$17.57		$13.75	$18.20	$20.89	$16.02	$15.29
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)	(0.00)	(0.01)	0.05	0.02
Net gains (losses) on securities (both realized and unrealized)	0.72		3.85	(4.45)	(2.62)	4.84	0.72
Total from investment operations	0.71		3.82	(4.45)	(2.63)	4.89	0.74
Less distributions:
Dividends from net investment income	—		—	—	(0.06)	(0.00)	(0.01)
Distributions from net realized gains	—		—	—	—	(0.02)	—
Total distributions	—		—	—	(0.06)	(0.02)	(0.01)
Net asset value, end of period	$18.28		$17.57	$13.75	$18.20	$20.89	$16.02
Total return(a)	4.04%		27.78%	(24.45)%	(12.59)%	30.54%	4.86%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$385,714		$340,711	$232,681	$343,304	$353,398	$11,652
Ratio of expenses to average net assets	1.11	%(b)	1.07%	1.07%	1.06%	1.07%	1.48	%(c)
Ratio of net investment income (loss) to average net assets	(0.13	)%(b)	(0.20)%	(0.43)%	(0.38)%	0.68%	0.36%
Portfolio turnover rate(d)	69%		114%	130%	88%	145%	173%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)	Ratios are annualized and based on average daily net assets of $383,025,103.
(c)	After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.85%.
(d)	Not annualized for periods less than one year.

INVESCO VIF – HEALTH SCIENCES FUND

	Series II
	April 30, 2004 (Date sales commenced) to June 30, 2004
Net asset value, beginning of period	$18.19
Income from investment operations:
Net investment income (loss)	(0.01)
Net gains on securities (both realized and unrealized)	0.09
Total from investment operations	0.08
Net asset value, end of period	$18.27
Total return(a)	0.44%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$10
Ratio of expenses to average net assets	1.36	%(b)
Ratio of net investment income (loss) to average net assets	(0.38	)%(b)
Portfolio turnover rate(c)	69%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)	Ratios are annualized and based on average daily net assets of $9,981.
(c)	Not annualized for periods less than one year.

NOTE 12—Legal Proceedings

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC (“AMVESCAP”). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

INVESCO VIF – HEALTH SCIENCES FUND

NOTE 12—Legal Proceedings (continued)

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. (“AIM Capital”), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. (“IINA”), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission (“SEC”), the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

INVESCO VIF – HEALTH SCIENCES FUND

NOTE 12—Legal Proceedings (continued)

The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel’s directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed Funds

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

INVESCO VIF – HEALTH SCIENCES FUND

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO VIF-Health Sciences Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust, (“Trust”), (formerly a portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation), (“Company”)), was held on April 2, 2004. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.

The results of the voting on the above matters were as follows:

Trustees/Matter	Votes For	Withholding Authority
(1)* Bob R. Baker	93,545,754	4,458,528
Frank S. Bayley	93,653,161	4,351,121
James T. Bunch	93,688,828	4,315,454
Bruce L. Crockett	93,737,421	4,266,861
Albert R. Dowden	93,716,317	4,287,965
Edward K. Dunn, Jr.	93,623,043	4,381,239
Jack M. Fields	93,746,928	4,257,354
Carl Frischling	93,654,819	4,349,463
Robert H. Graham	93,716,756	4,287,526
Gerald J. Lewis	93,594,018	4,410,264
Prema Mathai-Davis	93,482,582	4,521,700
Lewis F. Pennock	93,664,049	4,340,233
Ruth H. Quigley	93,518,516	4,485,766
Louis S. Sklar	93,623,163	4,381,119
Larry Soll, Ph.D.	93,521,612	4,482,670
Mark H. Williamson	93,642,072	4,362,210

Matter	Votes For	Votes Against	Withheld/ Abstentions
(2) Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	17,649,506	649,112	1,219,699
(3) Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.	17,516,200	724,289	1,277,828
(4)* Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.	88,123,016	3,299,467	6,581,799

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Variable Investment Funds, Inc.

INVESCO VIF – HEALTH SCIENCES FUND

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

INVESCO Institutional (N.A.), Inc.

Denver division

4350 South Monaco Street

Denver, CO 80237-3400

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Foley & Lardner LLP

3000 K N.W., Suite 500

Washington, D.C. 20007-5111

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

INVESCO VIF – HEALTH SCIENCES FUND

INVESCO VIF-Leisure Fund

June 30, 2004

Semiannual Report

INVESCO VIF-LEISURE FUND seeks capital growth.

Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.

This report must be accompanied or preceded by the currently effective fund prospectus and product prospectus, which contain more complete information, including sales charges and expenses. Read each carefully before you invest.

Not FDIC Insured. May Lose Value. No bank guarantee.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	INVESCO VIF–Leisure Fund

Consumer discretionary stocks lagged, fund maintained

long-term focus

For the six months ended June 30, 2004, INVESCO VIF–Leisure Fund’s Series I shares returned 1.46%, excluding product issuer charges. (Had the effects of product issuer charges been included, the return would be lower.) The returns for Series II shares and the related benchmark index is shown in the table below.

The fund underperformed the 3.44% return of the S&P 500 Index because in focusing on companies whose products and/or services are related to leisure activities, the fund’s holdings are primarily in the consumer discretionary sector. For the six-month period, the consumer discretionary sector in the S&P 500 Index was the third weakest performing sector, returning 0.95%.

Market conditions

As the reporting period closed, the U.S. Federal Reserve (the Fed) voted to raise the federal funds target rate by 25 basis points (0.25%)—its first rate increase in four years and a move much anticipated by the markets. The Fed’s decision came amid signs that the economy was strengthening and inflation, while still relatively tame, had risen in recent months.

Gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 4.5% in the first quarter of 2004 and 3.0% (advance estimate) during the second quarter. What had been a “jobless recovery” produced more than 1.2 million new jobs from January through June, according to the U.S. Department of Labor. An improved job market likely contributed to rising consumer confidence, which reached a two-year high in June, according to the Conference Board.

In its mid-June Beige Book report, the Fed said that economic activity in April and May continued to expand nationwide, with manufacturing continuing to increase in most districts and retail sales remaining even or rising in most areas.

The S&P 500 Index advanced only slightly during the reporting period, growing by single digits in January, February, May and June, but declining by single digits in March and April. For the reporting period, the strongest-performing sector was energy, followed by industrials and consumer staples. The weakest-performing sector was information technology, followed by materials and consumer discretionary.

Your fund

Though stocks in the consumer discretionary sector generally fared worse than those in other sectors for this six-month period, our strategy remains to invest for the long term. We made relatively few changes to the fund’s portfolio. The changes we did make were stock-specific and not based on industry bets. We chose stocks based on our individual analysis of each company. Because of our confidence in the companies in which we have invested, in many cases we took advantage of declining prices and purchased additional shares of their stock.

Several of our long-term holdings in the casinos and gaming industry contributed to fund performance for the period. These included two of our top 10 holdings, International Game Technology and Harrah’s, as well as Mandalay Resort Group. Our research has shown that these are some of the best-positioned companies to take advantage of the acceleration in casino construction and expansion. Mandalay recently opened a Las Vegas property that connects to a new convention center. Because Las Vegas is the leading convention destination in the United States and convention hosts often prefer that their attendees experience Las Vegas in one location, Mandalay’s management has exhibited a clear vision for growth with this new property.

Also, late in the period it was announced that MGM MIRAGE had offered to purchase

TOP 10 EQUITY HOLDINGS*		TOP 10 INDUSTRIES*		FUND VS. INDEXES
1. International Game Technology	7.4%	1. Broadcasting & Cable TV	16.1%	Total returns 12/31/03–6/30/04, excluding product
2. Omnicom Group Inc.	6.2	2. Casinos & Gaming	14.6	issuer charges. If product issuer charges were
3. Harrah’s Entertainment, Inc.	4.2	3. Movies & Entertainment	11.0	included, returns would be lower.
4. Liberty Media Corp.—Class A	3.3	4. Hotels, Resorts & Cruise Lines	10.2	Series I Shares	1.46%
5. News Corp. Ltd. (The)—ADR (Australia)	3.1	5. Advertising	8.5	Series II Shares	1.38
6. Cablevision Systems Corp.—New York		6. Publishing	7.9	S&P 500 Index (Broad Market Index)	3.44
Group—Class A	2.9	7. Brewers	4.4	Source: Lipper, Inc.
7.Groupe Bruxelles Lambert S.A. (Belgium)	2.7	8. Multi-Sector Holdings	3.9
8. Anheuser-Busch Cos., Inc.	2.7	9. Investment Companies—Exchange
9. Time Warner Inc.	2.5	Traded Funds	3.7	TOTAL NUMBER OF HOLDINGS*	86
10. Starwood Hotels & Resorts Worldwide, Inc.	2.3	10. Apparel, Accessories & Luxury Goods	3.1	TOTAL NET ASSETS	$43 million

Portfolio Manager

As of 6/30/04

Mark D. Greenberg

*	Excludes money market fund holdings.
The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

INVESCO VIF–Leisure Fund

Mandalay. The fund had holdings in both companies. While the strong performance of both stocks was heavily influenced by news of the potential merger, our ownership stake was not predicated on taking advantage of merger activity. In both cases, we made investments in companies that our research showed were among the best-positioned companies to take advantage of accelerating casino construction and expansion. MGM’s desire to purchase Mandalay only further validated our research.

Holdings in the broadcasting and cable TV industry detracted from fund performance for the period. In particular, the fund’s radio holdings underperformed. However, we believe this underperformance was, in part, a result of concerns regarding possible merger activities among radio companies. We remain confident in our holdings in this group. For example, in the first quarter of 2004, Clear Channel Communications’ earnings increased 11%, and earnings per share increased 33%. Though Clear Channel detracted from fund performance for the period, we believe its underperformance was not a result of a change in the company’s potential future financial position, and we continued to hold the stock at period-end.

Cablevision Systems was another detractor to fund performance. Cablevision’s share price was affected by concerns that fee increases related to a new contract with a key sports broadcaster would make the company less competitive against satellite TV providers. We believe these concerns were overblown. In our view, at the close of the period, Cablevision was still an undervalued company with relatively predictable cash flows.

In closing

Throughout the period, we continued to invest in leisure-related companies that we believe are attractively valued, well-managed and likely to benefit from consumer spending. We maintained our long-term investment approach that focuses on company fundamentals rather than market sentiment.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04
Series I Shares
Inception (4/30/02)	5.02%
1 Year	16.93

Series II Shares
Inception	4.78%
1 Year	16.69

Returns since the inception date of Series II shares are historical. All other returns are the blended returns of the historical performance of the fund’s Series II shares since their inception and the restated historical performance of the fund’s Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the higher Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund’s Series I shares is 4/30/02. The inception date of the fund’s Series II shares is 4/30/04. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your financial advisor for the most recent month-end performance. Performance figures reflect fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

INVESCO VIF-Leisure Fund, a series portfolio of AIM Variable Insurance Funds, is offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees at the separate account level. Sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return.

Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

Principal risks of investing in the fund

Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

About indexes used in this report

The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights. Additionally, the returns and net asset values shown throughout this report are at the fund level only and do not include variable product issuer charges. If such charges were included, the total returns would be lower.

The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance.

Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

I-VILEI-SAR-1

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Market Value

Domestic Common Stocks & Other Equity Interests–77.37%

Advertising–6.46%
Harte-Hanks, Inc.	4,277	$104,402
Omnicom Group Inc.	35,224	2,673,149
		2,777,551

Apparel, Accessories & Luxury Goods–2.46%
Columbia Sportswear Co.(a)	4,200	229,404
Polo Ralph Lauren Corp.	24,019	827,455
		1,056,859

Brewers–2.70%
Anheuser-Busch Cos., Inc.	21,490	1,160,460

Broadcasting & Cable TV–15.08%
Cablevision Systems Corp.–New York Group–Class A(a)	64,170	1,260,941
Citadel Broadcasting Co.(a)	3,383	49,290
Clear Channel Communications, Inc.	15,215	562,194
Comcast Corp.–Class A(a)	21,634	606,401
DIRECTV Group, Inc. (The)(a)	7,197	123,069
EchoStar Communications Corp.–Class A(a)	20,040	616,230
Gray Television, Inc.	18,185	252,590
Liberty Media Corp.–Class A(a)	159,493	1,433,842
Liberty Media Corp.–Class B(a)	8,700	87,000
Liberty Media International, Inc.–Class A(a)	7,999	296,763
Liberty Media International, Inc.–Class B(a)	425	17,412
NTL Inc.(a)	3,130	180,351
Scripps Co. (E.W.) (The)–Class A	4,175	438,375
Sinclair Broadcast Group, Inc.–Class A	14,338	147,251
Spanish Broadcasting System, Inc.–Class A(a)	13,633	126,923
Univision Communications Inc.–Class A(a)	8,914	284,624
		6,483,256

Casinos & Gaming–14.58%
Harrah’s Entertainment, Inc.	33,570	1,816,137
International Game Technology	82,000	3,165,200
Mandalay Resort Group	6,360	436,550
MGM MIRAGE(a)	5,639	264,695
Wynn Resorts, Ltd.(a)	15,223	588,064
		6,270,646

Diversified Commercial Services–1.78%
Cendant Corp.	31,211	764,045

Footwear–0.65%
NIKE, Inc.–Class B	3,677	278,533

	Shares	Market Value

General Merchandise Stores–0.88%
Target Corp.	8,920	$378,832

Home Entertainment Software–0.62%
Electronic Arts Inc.(a)	4,922	268,495

Hotels, Resorts & Cruise Lines–5.20%
Hilton Hotels Corp.	34,026	634,925
Marriott International, Inc.–Class A	12,051	601,104
Starwood Hotels & Resorts Worldwide, Inc.	22,267	998,675
		2,234,704

Internet Retail–1.35%
InterActiveCorp(a)	19,210	578,989

Investment Companies–Exchange Traded Funds–3.73%
iShares Russell 1000 Index Fund	6,601	403,453
iShares Russell 3000 Index Fund	6,000	388,560
iShares S&P 500 Index Fund	3,559	407,648
S&P 500 Depositary Receipts Trust–Series 1	3,520	403,040
		1,602,701

Leisure Facilities–0.40%
Cedar Fair, L.P.	4,977	157,024
Six Flags, Inc.(a)	2,001	14,527
		171,551

Leisure Products–2.08%
Hasbro, Inc.	18,195	345,705
Leapfrog Enterprises, Inc.–Class A(a)	7,690	152,954
Marvel Enterprises, Inc.(a)	4,720	92,134
Mattel, Inc.	16,770	306,053
		896,846

Motorcycle Manufacturers–0.21%
Harley-Davidson, Inc.	1,500	92,910

Movies & Entertainment–7.87%
Fox Entertainment Group, Inc.–Class A(a)	12,090	322,803
Metro-Goldwyn-Mayer Inc.(a)	30,089	364,077
Pixar(a)	5,332	370,627
Regal Entertainment Group–Class A	8,937	161,760
Time Warner Inc.(a)	61,660	1,083,983
Viacom Inc.–Class A	7,663	278,550
Viacom Inc.–Class B	9,162	327,267
Walt Disney Co. (The)	18,570	473,349
		3,382,416

Personal Products–0.94%
NBTY, Inc.(a)	13,800	405,582

INVESCO VIF – LEISURE FUND

	Shares	Market Value

Publishing–7.87%
Belo Corp.–Class A	18,116	$486,415
Gannett Co., Inc.	7,290	618,557
Knight-Ridder, Inc.	11,561	832,392
McClatchy Co. (The)–Class A	7,196	504,799
McGraw-Hill Cos., Inc. (The)	4,049	310,032
New York Times Co. (The)–Class A	4,770	213,267
Tribune Co.	9,200	418,968
		3,384,430

Restaurants–1.83%
CBRL Group, Inc.	17,098	527,473
Yum! Brands, Inc.(a)	6,989	260,131
		787,604

Specialty Stores–0.68%
Hollywood Entertainment Corp.(a)	21,910	292,718
Total Domestic Common Stocks & Other Equity Interests (Cost $30,249,895)		33,269,128
Foreign Stocks & Other Equity Interests–20.63%

Australia–3.09%
News Corp. Ltd. (The)–ADR (Movies & Entertainment)	40,450	1,329,996

Belgium–3.26%
Compagnie Nationale a Portefeuille (Multi-Sector Holdings)	885	128,755
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)	18,324	1,174,288
Interbrew S.A. (Brewers)	3,079	98,189
		1,401,232

Brazil–0.46%
Companhia de Bebidas das Americas–ADR (Brewers)	9,930	199,295

Canada–0.74%
Intrawest Corp. (Hotels, Resorts & Cruise Lines)	19,822	316,161

Denmark–0.67%
Carlsberg A.S.–Class B (Brewers)	5,436	288,086

France–1.80%
Accor S.A. (Hotels, Resorts & Cruise Lines)	12,267	518,949
JC Decaux S.A. (Advertising)(a)	11,791	252,929
		771,878

	Shares	Market Value

Hong Kong–0.14%
Television Broadcasts Ltd.–ADR (Broadcasting & Cable TV)	6,976	$59,745

Japan–0.31%
Sony Corp.–ADR (Consumer Electronics)	3,471	132,072

Liberia–0.87%
Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise Lines)	8,642	375,149

Mexico–0.35%
Coca-Cola Femsa, S.A. de C.V.–ADR (Soft Drinks)	6,768	150,182

Netherlands–1.22%
Fox Kids Europe N.V. (Broadcasting & Cable TV)(a)	30,158	376,971
Heineken N.V. (Brewers)	4,500	148,224
		525,195

Panama–1.64%
Carnival Corp. (Hotels, Resorts & Cruise Lines)	15,013	705,611

Spain–0.54%
NH Hoteles, S.A. (Hotels, Resorts & Cruise Lines)	21,083	232,425

Switzerland–1.50%
Compagnie Financiere Richemont A.G.–Class A (Apparel, Accessories & Luxury Goods)	10,990	287,579
Pargesa Holding A.G.–Class B (Multi-Sector Holdings)	133	359,094
		646,673

United Kingdom–4.04%
Allied Domecq PLC (Distillers & Vintners)	95,400	816,650
Diageo PLC (Distillers & Vintners)	22,109	299,074
WPP Group PLC (Advertising)	60,925	620,743
		1,736,467
Total Foreign Stocks & Other Equity Interests (Cost $7,291,091)		8,870,167
Money Market Funds–2.09%
INVESCO Treasurer's Money Market Reserve Fund (Cost $897,745)(b)	897,745	897,745
TOTAL INVESTMENTS–100.09% (Cost $38,438,731)		43,037,040
OTHER ASSETS LESS LIABILITIES–(0.09%)		(40,325)
NET ASSETS–100.00%		$42,996,715

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – LEISURE FUND

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $37,540,986)	$42,139,295
Investments in affiliated money market funds (cost $897,745)	897,745
Total investments (cost $38,438,731)	43,037,040
Foreign currencies, at value (cost $3,509)	3,113
Receivables for:
Fund shares sold	56,970
Dividends	50,288
Investment for deferred compensation and retirement plans	1,159
Total assets	43,148,570

Liabilities:
Payables for:
Investments purchased	105,503
Deferred compensation and retirement plans	1,159
Accrued administrative services fees	17,639
Accrued distribution fees — Series II	3
Accrued transfer agent fees	86
Accrued operating expenses	27,465
Total liabilities	151,855
Net assets applicable to shares outstanding	$42,996,715

Net assets consist of:
Shares of beneficial interest	$37,858,658
Undistributed net investment income	(1,846)
Undistributed net realized gain from investment securities and foreign currencies	541,791
Unrealized appreciation of investment securities and foreign currencies	4,598,112
$42,996,715

Net Assets:
Series I	$42,986,692
Series II	$10,023

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	3,866,558
Series II	901
Series I:
Net asset value per share	$11.12
Series II:
Net asset value per share	$11.12

Statement of Operations

For the six months ended June 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $14,567)	$270,134
Dividends from affiliated money market funds	5,511
Total investment income	275,645

Expenses:
Advisory fees	147,701
Administrative services fees	62,845
Custodian fees	16,294
Distribution fees — Series II	4
Transfer agent fees	1,873
Trustees’ fees	4,075
Professional fees	22,583
Other	12,135
Total expenses	267,510
Less: Fees waived and expense offset arrangements	(17,696)
Net expenses	249,814
Net investment income	25,831

Realized and unrealized gain from investment securities and foreign currencies:
Net realized gain from:
Investment securities	617,063
Foreign currencies	328
617,391
Change in net unrealized appreciation (depreciation) of:
Investment securities	(202,925)
Foreign currencies	20
(202,905)
Net gain from investment securities and foreign currencies	414,486
Net increase in net assets resulting from operations	$440,317

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – LEISURE FUND

Statement of Changes in Net Assets

For the six months ended June 30, 2004 and the year ended December 31, 2003

(Unaudited)

	June 30, 2004	December 31, 2003

Operations:
Net investment income (loss)	$25,831	$(23,647)
Net realized gain (loss) from investment securities and foreign currencies	617,391	(12,745)
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(202,905)	4,874,993
Net increase in net assets resulting from operations	440,317	4,838,601

Share transactions–net:
Series I	8,121,955	23,489,298
Series II	10,000	—
Net increase in net assets resulting from share transactions	8,131,955	23,489,298
Net increase in net assets	8,572,272	28,327,899

Net assets:
Beginning of period	34,424,443	6,096,544
End of period (including undistributed net investment income (loss) of $(1,846) and $(27,677) for 2004 and 2003, respectively)	$42,996,715	$34,424,443

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – LEISURE FUND

Notes to Financial Statements

June 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO VIF-Leisure Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On April 30, 2004, the Fund was restructured from a separate series of INVESCO Variable Investment Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

INVESCO VIF – LEISURE FUND

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to based on the annual rate of 0.75% of the Fund’s average net assets.

For the period May 1, 2004 through June 30, 2004, the Fund paid advisory fees to AIM of $52,609. Prior to May 1, 2004, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period January 1, 2004 through April 30, 2004, the Fund paid advisory fees under similar terms to IFG of $95,092. AIM has entered into sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

The Fund’s advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of each Series to 1.30%. Prior to May 1, 2004, the Fund’s advisor had agreed to waive advisory fees and/or reimburse expense of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s Generally Accepted Accounting Principles or items designated as such by the Fund’s board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has

INVESCO VIF – LEISURE FUND

deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $17,682.

Pursuant to a master administrative services agreement with AIM has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the participants of separate accounts. For the period May 1, 2004 through June 30, 2004, the Fund paid AIM $25,940 for such services, of which AIM retained $8,333 for services provided by AIM. Prior to May 1, 2004, the Fund had an administrative services agreement with IFG. For the period January 1, 2004 through April 30, 2004, under similar terms, the Fund paid IFG $36,905 for such services, of which IFG retained $5,208 for services provided by IFG.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $2,169 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund’s Rule 12b-1 distribution plan fees to the extent necessary to limit Total Annual Operating Expenses (excluding items (ii) through (vii) discussed above) of Series II shares to 1.45%. Pursuant to the Plan, for the period April 30, 2004 through June 30, 2004, the Series II shares paid $2 after AIM Distributors waived Plan fees of $2.

Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	$1,040,996	$9,653,318	$(9,796,569)	$—	$897,745	$5,511	$—

NOTE 4—Expense Offset Arrangement

The expenses under the expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended June 30, 2004, the Fund received credits in transfer agency fees from AISI (an affiliate of AIM) of $12 under an expense offset arrangement, which resulted in a reduction of the Fund’s total expenses of $12.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended June 30, 2004, the Fund paid legal fees of $370 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the

INVESCO VIF – LEISURE FUND

rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested. During the six months ended June 30, 2004, the fund did not participate in securities lending transactions.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $10,858,329 and $2,608,267, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,867,344
Aggregate unrealized (depreciation) of: Investment securities	(709,344)
Net unrealized appreciation of investment securities	$4,158,000
Cost of investments for tax purposes is $38,879,040.

NOTE 10—Share Information

Changes in Shares Outstanding
	Six months ended June 30, 2004		Year ended December 31, 2003
	Shares	Amount	Shares	Amount

Sold:
Series I	970,628	$10,853,997	2,580,127	$24,801,939
Series II*	901	10,000	—	—

Reacquired:
Series I	(244,197)	(2,732,042)	(155,854)	(1,312,641)
	727,332	$8,131,955	2,424,273	$23,489,298
*	Series II shares commenced sales on April 30, 2004.

INVESCO VIF – LEISURE FUND

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Series I
	Six months ended June 30, 2004		Year ended December 31, 2003	April 30, 2002 (Date operations commenced) to December 31, 2002
Net asset value, beginning of period	$10.96		$8.52	$10.00
Income from investment operations:
Net investment income (loss)	0.01		(0.00)	(0.00)
Net gains (losses) on securities (both realized and unrealized)	0.15		2.44	(1.48)
Total from investment operations	0.16		2.44	(1.48)
Net asset value, end of period	$11.12		$10.96	$8.52
Total return(a)	1.46%		28.64%	(14.80)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$42,987		$34,424	$6,097
Ratio of expenses to average net assets:
With fee waivers and expense reimbursements	1.27	%(b)	1.26%	1.29	%(c)
Without fee waivers and expense reimbursements	1.36	%(b)	1.64%	3.96	%(c)
Ratio of net investment income (loss) to average net assets	0.13	%(b)	(0.14)%	(0.30	)%(c)
Portfolio turnover rate(d)	7%		22%	15%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)	Ratios are annualized and based on average daily net assets of $39,599,935.
(c)	Annualized.
(d)	Not annualized for periods less than one year.

	Series II
	April 30, 2004 (Date sales commenced) to June 30, 2004
Net asset value, beginning of period	$11.09
Income from investment operations:
Net investment income (loss)	(0.00)
Net gains on securities (both realized and unrealized)	0.03
Total from investment operations	0.03
Net asset value, end of period	$11.12
Total return(a)	0.27%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$10
Ratio of expenses to average net assets:
With fee waivers	1.45	%(b)
Without fee waivers	1.76	%(b)
Ratio of net investment income (loss) to average net assets	(0.05	)%(b)
Portfolio turnover rate(c)	7%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)	Ratios are annualized and based on average daily net assets of $9,949.
(c)	Not annualized for periods less than one year.

INVESCO VIF – LEISURE FUND

NOTE 12—Legal Proceedings

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC (“AMVESCAP”). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. (“AIM Capital”), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. (“IINA”), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices,

INVESCO VIF – LEISURE FUND

NOTE 12—Legal Proceedings (continued)

including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission (“SEC”), the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel’s directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

INVESCO VIF – LEISURE FUND

NOTE 12—Legal Proceedings (continued)

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed Funds

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

INVESCO VIF – LEISURE FUND

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO VIF-Leisure Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust, (“Trust”), (formerly a portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation), (“Company”)), was held on April 2, 2004. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.

The results of the voting on the above matters were as follows:

	Trustees/Matter	Votes For	Withholding Authority
(1)*	Bob R. Baker	93,545,754	4,458,528
	Frank S. Bayley	93,653,161	4,351,121
	James T. Bunch	93,688,828	4,315,454
	Bruce L. Crockett	93,737,421	4,266,861
	Albert R. Dowden	93,716,317	4,287,965
	Edward K. Dunn, Jr.	93,623,043	4,381,239
	Jack M. Fields	93,746,928	4,257,354
	Carl Frischling	93,654,819	4,349,463
	Robert H. Graham	93,716,756	4,287,526
	Gerald J. Lewis	93,594,018	4,410,264
	Prema Mathai-Davis	93,482,582	4,521,700
	Lewis F. Pennock	93,664,049	4,340,233
	Ruth H. Quigley	93,518,516	4,485,766
	Louis S. Sklar	93,623,163	4,381,119
	Larry Soll, Ph.D.	93,521,612	4,482,670
	Mark H. Williamson	93,642,072	4,362,210

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	2,753,677	185,896	232,581
(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.	2,745,317	198,339	228,498
(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.	88,123,016	3,299,467	6,581,799

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Variable Investment Funds, Inc.

INVESCO VIF – LEISURE FUND

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

INVESCO Institutional (N.A.), Inc.

Denver division

4350 South Monaco Street

Denver, CO 80237-3400

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Foley & Lardner LLP

3000 K N.W., Suite 500

Washington, D.C. 20007-5111

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

INVESCO VIF – LEISURE FUND

INVESCO VIF-Small Company Growth Fund

June 30, 2004

Semiannual Report

INVESCO VIF-SMALL COMPANY GROWTH FUND seeks long-term

growth of capital.

Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.

This report must be accompanied or preceded by the currently effective fund prospectus and product prospectus, which contain more complete information, including sales charges and expenses. Read each carefully before you invest.

Not FDIC Insured. May Lose Value. No bank guarantee.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	INVESCO VIF–Small Company Growth Fund

Fund shifted to more defensive strategy

For the six months ended June 30, 2004, INVESCO VIF-Small Company Growth Fund, Series I shares, returned 3.99%, excluding product issuer charges. (Had product issuer charges been included, the return would have been lower.) Performance for Series II shares and benchmark indexes is shown in the table below. The fund outperformed the S&P 500 Index and the Lipper Small-Cap Growth Fund Index, which returned 3.44% and 3.43%, respectively, over the same period. However, the fund underperformed the Russell 2000 Growth Index, which returned 5.68% for the period.

Small-cap stocks outperformed large-cap stocks over the reporting period, helping the fund to outpace the S&P 500 Index. The fund’s focus on the stocks of companies with sustainable long-term earnings growth potential helped it outperform the Lipper Small-Cap Growth Fund Index, as the stocks of more fundamentally sound companies performed better during the second half of the reporting period. The fund underperformed the Russell 2000 Growth Index primarily because its stock selections in the information technology, consumer staples and consumer discretionary sectors underperformed those of the index.

Market conditions

As the reporting period closed, the U.S. Federal Reserve (the Fed) voted to hike the federal funds target rate by 0.25%—its first rate increase in four years and a move much anticipated by markets. The Fed’s decision came amid signs that the economy was strengthening and inflation, while still relatively subdued, had risen in recent months.

Gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 4.5% in the first quarter of 2004 and 3.0% during the second quarter. What had been a “jobless recovery” produced 1.2 million new jobs from January through June, according to the U.S. Department of Labor. An improved job market may have contributed to rising consumer confidence, which reached a two-year high in June, according to the Conference Board.

Corporate profits showed strength. According to Bloomberg, more than 85% of S&P 500 Index firms reporting first-quarter 2004 earnings met or exceeded expectations.

For the reporting period, the strongest-performing sectors of the S&P 500 Index were energy, industrials and consumer staples, while the weakest-performing sectors were materials, information technology and consumer discretionary.

Small-cap stocks were the best-performing segment, outpacing mid-cap stocks by a small margin and large-cap stocks by a wide margin. Small-cap value stocks generally recorded the best returns, outpacing small-cap growth stocks.

Your fund

During the reporting period, we increased the proportion of stocks in the fund’s portfolio that we consider more defensive, particularly in the health care sector. Simultaneously, we reduced the fund’s exposure to stocks that we regard as more economically sensitive, especially in the information technology sector. We made these adjustments as investors shifted their focus from more economically sensitive to more defensive stocks in the second half of the reporting period.

More defensive holdings—the stocks of companies whose earnings tend to be less affected by economic, interest rate and geopolitical trends—generally perform better during periods of uncertainty. More economically sensitive stocks, on the other hand, tend to perform better when the economy is expanding, interest rates are low and the geopolitical situation is relatively stable.

This defensive strategy benefited fund performance toward the close of the reporting period when more defensive sectors such as

TOP 10 EQUITY HOLDINGS*		TOP 10 INDUSTRIES*		FUND VS. INDEXES
1. eResearch Technology, Inc.	1.2%	1. Casinos & Gaming	5.6%	Total returns 12/31/03–6/30/04, excluding product
2. Multimedia Games, Inc.	1.2	2. Application Software	5.3	issuer charges. If product issuer charges were
3. Microsemi Corp.	1.2	3. Biotechnology	5.0	included, returns would be lower.
4. American Tower Corp.—Class A	1.1	4. Health Care Services	4.9	Series I Shares	3.99%
5. iShares	1.1	5. Internet Software & Services	4.6	Series II Shares	3.90
Russell2000 Growth Index Fund		6. Semiconductors	3.8	S&P 500 Index (Broad Market Index)	3.44
6. FileNET Corp.	1.1	7. Employment Services	3.5	Russell 2000 Growth Index
7. Alliance Gaming Corp.	1.1	8. Health Care Equipment	3.2	(Style-specific Index)	5.68
8. Aeroflex Inc.	1.1	9. Regional Banks	3.1	Lipper Small-Cap Growth Fund Index
9. Dendrite International Inc.	1.0	10. Pharmaceuticals	3.0	(Peer Group Index)	3.43
10. Labor Ready Inc.	1.0			Source: Lipper, Inc.

				TOTAL NUMBER OF HOLDINGS*	151
				TOTAL NET ASSETS	$44.5 million

*	Excludes money market fund holdings.
The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

INVESCO VIF–Small Company Growth Fund

health care were in favor. For the entire period, health care, industrials and energy had the most positive impact on fund performance, while information technology and consumer staples detracted from it.

Stocks that contributed to fund performance were OSI Pharmaceuticals, which develops cancer treatments, and Western Wireless, a cellular phone service provider to rural areas. OSI Pharmaceuticals’ stock rose after the company announced that clinical trials of its new drug Tarceva showed that it improved the survival rates of patients with certain forms of lung cancer. We sold the stock and took profits. Western Wireless reported a 37% increase in revenue for the first quarter of 2004 compared to same period for the previous year.

Detracting from fund performance were Merix Corp., which makes devices to link electronic equipment components, and Select Medical Corp., a leading operator of specialty hospitals. In May, Merix lowered its sales estimates for the fourth quarter of its fiscal year, partially because of reduced orders from one of its major customers. The fund no longer held this stock at the end of the reporting period. Also in May, Select Medical Corp. announced that it would be adversely affected by proposed regulatory changes applicable to the reimbursement of long-term acute care facilities, operated as “hospitals within hospitals.” To receive reimbursement under the proposed rule, no more than 25% of the acute care facility’s admissions could come from the host hospital. We have reduced the fund’s exposure to this stock.

In closing

Throughout the reporting period, we remained committed to the fund’s investment objective of seeking capital growth by investing principally in stocks that we believe will rise faster than other securities.

Portfolio Management Team

As of 6/30/04

Cameron Cook

Stacie L. Cowell, Lead Manager

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04
Series I Shares
Inception (8/22/97)	5.66%
5 Years	2.24
1 Year	23.10

Series II Shares
Inception	5.40%
5 Years	2.00
1 Year	22.84

Performance information

Returns since the inception date of Series II shares are historical. All other returns are the blended returns of the historical performance of the fund’s Series II shares since their inception and the restated historical performance of the fund’s Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the higher Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund’s Series I shares is 8/22/97. The inception date of the fund’s Series II shares is 4/30/04.

The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your financial advisor for the most recent month-end performance. Performance figures reflect fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

INVESCO VIF–Small Company Growth Fund, a series portfolio of AIM Variable Insurance Funds, is offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees at the separate account level. Sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return.

Principal risks of investing in the fund

Investing in micro and small companies involves risks not associated with investing in more established companies, such as business risk, significant stock price fluctuations and illiquidity.

International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

At any given time, the fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to the sectors in which it can invest.

About indexes used in this report

The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

The unmanaged Lipper Small-Cap Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund monitor.

The unmanaged Russell 2000® Growth Index is a subset of the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies; the Growth subset measures the performance of Russell 2000 companies with higher price/book ratios and higher forecasted growth values.

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset value for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights. Additionally, the returns and net asset values shown throughout this report are at the fund level only and do not include variable product issuer charges. If such charges were included, the total returns would be lower.

Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

Bloomberg, Inc. is a well-known independent financial research firm.

The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

I-VISCG-SAR-1

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Market Value

Common Stocks & Other Equity Interests–91.11%

Aerospace & Defense–0.12%
Aviall, Inc.(a)	2,900	$55,129

Airlines–0.61%
AirTran Holdings, Inc.(a)	19,300	272,902

Apparel Retail–2.09%
Aeropostale, Inc.(a)	7,800	209,898
Gymboree Corp. (The)(a)	25,300	388,608
Pacific Sunwear of California, Inc.(a)	17,000	332,690
		931,196

Application Software–5.25%
Agile Software Corp.(a)	29,300	256,375
FileNET Corp.(a)	15,400	486,178
Hyperion Solutions Corp.(a)	7,400	323,528
Intervoice, Inc.(a)	15,200	174,344
MicroStrategy Inc. — Class A(a)	3,000	128,100
MSC.Software Corp.(a)(b)	35,400	316,830
Open Solutions Inc.(a)	8,000	199,840
Quest Software, Inc.(a)	16,800	216,720
RSA Security Inc.(a)	11,390	233,153
		2,335,068

Asset Management & Custody Banks–2.19%
Affiliated Managers Group, Inc.(a)(b)	7,075	356,368
Eaton Vance Corp.	9,000	343,890
National Financial Partners Corp.	7,800	275,106
		975,364

Biotechnology–4.73%
Angiotech Pharmaceuticals, Inc. (Canada)(a)	15,300	308,295
Alnylam Pharmaceuticals Inc.(a)	15,300	115,668
ARIAD Pharmaceuticals, Inc.(a)	11,100	83,139
Connectics Corp.(a)	15,900	321,180
Gen-Probe Inc.(a)	8,900	421,148
Ligand Pharmaceuticals Inc. — Class B(a)(b)	5,600	97,328
Martek Biosciences Corp.(a)	6,000	337,020
Metabasis Therapeutics, Inc.(a)	8,200	55,678
Nabi Biopharmaceuticals(a)	20,700	294,354
Pharmion Corp.(a)	1,400	68,488
		2,102,298

Broadcasting & Cable TV–0.88%
Radio One, Inc. — Class D(a)	24,500	392,245

	Shares	Market Value

Casinos & Gaming–5.62%
Alliance Gaming Corp.(a)	27,500	$471,900
Boyd Gaming Corp.	16,400	435,748
Multimedia Games, Inc.(a)	19,800	531,036
Pinnacle Entertainment, Inc.(a)	19,800	249,678
Scientific Games Corp. — Class A(a)	11,500	220,110
Shuffle Master, Inc.(a)	5,800	210,598
Station Casinos, Inc.	7,900	382,360
		2,501,430

Catalog Retail–0.56%
Insight Enterprises, Inc.(a)	14,000	248,640

Communications Equipment–2.54%
Arris Group Inc.(a)	47,100	279,774
Extreme Networks, Inc.(a)	62,600	345,552
NETGEAR, Inc.(a)	20,900	224,466
Tekelec(a)	15,450	280,726
		1,130,518

Computer Storage & Peripherals–0.16%
Avid Technology, Inc.(a)	1,300	70,941

Construction & Engineering–0.48%
Chicago Bridge & Iron Company N.V.–New York Shares (Netherlands)	7,600	211,660

Construction & Farm Machinery & Heavy Trucks–2.13%
Joy Global Inc.	10,900	326,346
Oshkosh Truck Corp.	5,400	309,474
Wabash National Corp.(a)	11,300	311,315
		947,135

Distributors–0.16%
Design Within Reach Inc.(a)	4,300	70,649

Diversified Commercial Services–2.19%
Corinthian Colleges, Inc.(a)	9,300	230,082
Corporate Executive Board Co. (The)	6,600	381,414
Laureate Education Inc.(a)	9,500	363,280
		974,776

Diversified Metals & Mining–0.90%
Arch Coal, Inc.	10,900	398,831

Electrical Components & Equipment–0.76%
Power-One, Inc.(a)	31,000	340,380

INVESCO VIF – SMALL COMPANY GROWTH FUND

	Shares	Market Value

Electronic Equipment Manufacturers–1.95%
Aeroflex Inc.(a)	32,720	$468,878
FLIR Systems, Inc.(a)	6,300	345,870
Metrologic Instruments, Inc.(a)	2,600	51,844
		866,592

Electronic Manufacturing Services–1.01%
Staktek Holdings Inc.(a)	3,400	17,850
Trimble Navigation Ltd.(a)	15,450	429,355
		447,205

Employment Services–2.92%
Gevity HR, Inc.	9,900	259,281
Heidrick & Struggles International, Inc.(a)	10,200	302,736
Labor Ready, Inc.(a)(b)	29,100	451,050
Resources Connection, Inc.(a)	7,290	285,112
		1,298,179

Environmental Services–0.71%
Stericycle, Inc.(a)	6,100	315,614

Food Distributors–0.65%
Central European Distribution Corp.(a)	11,100	287,601

General Merchandise Stores–0.91%
Tuesday Morning Corp.(a)	13,900	403,100

Health Care Distributors–0.49%
Andrx Corp.(a)	7,800	217,854

Health Care Equipment–3.57%
ArthroCare Corp.(a)(b)	13,690	398,105
Biosite Inc.(a)(b)	6,200	278,504
Cytyc Corp.(a)	11,700	296,829
IDEXX Laboratories, Inc.(a)	2,600	163,644
INAMED Corp.(a)	3,150	197,978
Respironics, Inc.(a)	4,300	252,625
		1,587,685

Health Care Facilities–2.37%
Community Health Systems Inc.(a)	11,600	310,532
Select Medical Corp.	9,500	127,490
United Surgical Partners International, Inc.(a)	9,100	359,177
VCA Antech, Inc.(a)	5,700	255,474
		1,052,673

Health Care Services–4.90%
Accredo Health, Inc.(a)	4,500	175,275
Covance Inc.(a)	11,400	439,812
DaVita, Inc.(a)	11,100	342,213
Dendrite International, Inc.(a)	25,000	464,500
eResearch Technology, Inc.(a)	19,250	539,000
Inveresk Research Group, Inc.(a)	7,100	218,964
		2,179,764

	Shares	Market Value

Health Care Supplies–1.81%
Advanced Medical Optics, Inc.(a)	4,800	$204,336
Align Technology, Inc.(a)	10,000	190,000
Cooper Cos., Inc. (The)	3,400	214,778
Dade Behring Holdings Inc.(a)	4,100	194,832
		803,946

Hotels, Resorts & Cruise Lines–0.54%
Gaylord Entertainment Co.(a)	7,700	241,703

Industrial Gases–0.75%
Airgas, Inc.	14,000	334,740

Industrial Machinery–1.73%
IDEX Corp.	12,450	427,658
Kennametal Inc.	7,500	343,500
		771,158

Internet Software & Services–4.56%
iVillage Inc.(a)	7,200	45,720
Akamai Technologies, Inc.(a)	17,400	312,330
Blue Coat Systems, Inc.(a)(b)	5,600	187,544
Chordiant Software, Inc.(a)(b)	49,500	225,720
CNET Networks, Inc.(a)	24,600	272,322
Internet Security Systems, Inc.(a)	21,600	331,344
RealNetworks, Inc.(a)(b)	45,700	312,588
SupportSoft, Inc.(a)	7,000	60,760
webMethods, Inc.(a)	32,500	278,525
		2,026,853

Investment Banking & Brokerage–1.68%
Greenhill & Co., Inc.(a)	7,800	163,098
Knight Trading Group, Inc. — Class A(a)	23,900	239,478
Raymond James Financial, Inc.	13,000	343,850
		746,426

Investment Companies–Exchange Traded Funds–1.10%
iShares Russell 2000 Growth Index Fund(b)	7,800	487,500

IT Consulting & Other Services–2.17%
Sapient Corp.(a)	63,700	382,837
MPS Group, Inc.(a)	22,700	275,124
SRA International, Inc. — Class A(a)	7,300	308,936
		966,897

Leisure Products–0.66%
Marvel Enterprises, Inc.(a)(b)	15,100	294,752

Managed Health Care–0.54%
Sierra Health Services, Inc.(a)	4,500	201,150
WellCare Health Plans Inc.(a)	2,300	39,100
		240,250

INVESCO VIF – SMALL COMPANY GROWTH FUND

	Shares	Market Value

Oil & Gas Drilling–1.33%
Grey Wolf, Inc.(a)	75,400	$319,696
Todco — Class A(a)	17,600	272,272
		591,968

Oil & Gas Equipment & Services–0.85%
Hydril(a)	3,400	107,100
Maverick Tube Corp.(a)	10,300	270,478
		377,578

Oil & Gas Exploration & Production–1.78%
Forest Oil Corp.(a)	9,200	251,344
Quicksilver Resources Inc.(a)	4,400	295,108
Spinnaker Exploration Co.(a)	6,200	244,156
		790,608

Personal Products–0.70%
NBTY, Inc.(a)	10,600	311,534

Pharmaceuticals–3.03%
Impax Laboratories, Inc.(a)	9,200	178,296
Medicines Co. (The)(a)	5,500	167,805
MGI Pharma, Inc.(a)(b)	6,600	178,266
Nektar Therapeutics(a)	10,300	205,588
Salix Pharmaceuticals, Ltd.(a)	8,200	270,190
Valeant Pharmaceuticals International	17,500	350,000
		1,350,145

Property & Casualty Insurance–1.01%
Bristol West Holdings Inc.	9,400	170,986
United National Group, Ltd. — Class A (Cayman Islands)(a)	18,400	278,024
		449,010

Real Estate Management & Development–0.49%
CB Richard Ellis Group, Inc. — Class A(a)	11,400	217,740

Regional Banks–3.11%
Greater Bay Bancorp(b)	10,100	291,890
PrivateBancorp, Inc.	10,400	285,584
Silicon Valley Bancshares(a)	6,900	273,585
Southwest Bancorp. of Texas, Inc.	6,900	304,428
UCBH Holdings, Inc.	5,800	229,216
		1,384,703

Restaurants–0.43%
P.F. Chang’s China Bistro, Inc.(a)	4,600	189,290

Semiconductor Equipment–0.87%
Cymer, Inc.(a)	3,800	142,272
Varian Semiconductor Equipment Associates, Inc.(a)	6,400	246,784
		389,056

	Shares	Market Value

Semiconductors–3.76%
Artisan Components, Inc.(a)	6,900	$178,020
Genesis Microchip Inc.(a)	20,200	278,154
Leadis Technology Inc.(a)	4,600	61,686
Microsemi Corp.(a)	37,200	528,612
Silicon Image, Inc.(a)	4,500	59,085
Vitesse Semiconductor Corp.(a)	49,800	243,024
Zoran Corp.(a)	17,600	322,960
		1,671,541

Specialty Stores–2.36%
Advance Auto Parts, Inc.(a)	9,700	428,546
Linens ’n Things, Inc.(a)	7,940	232,721
Sports Authority, Inc. (The)(a)	6,700	240,530
West Marine, Inc.(a)	5,600	150,360
		1,052,157

Steel–1.41%
Allegheny Technologies, Inc.	17,300	312,265
GrafTech International Ltd.(a)	16,900	176,774
Steel Technologies Inc.	6,300	139,104
		628,143

Systems Software–0.63%
Secure Computing Corp.(a)(b)	24,100	280,765

Technology Distributors–0.15%
ScanSource, Inc.(a)	1,100	65,362

Trucking–0.68%
Overnite Corp.	10,300	302,820

Wireless Telecommunication Services–2.13%
American Tower Corp. — Class A(a)(b)	33,100	503,120
Western Wireless Corp. — Class A(a)	15,400	445,214
		948,334
Total Common Stocks & Other Equity Interests (Cost $36,317,147)		40,530,408
Money Market Funds–9.77%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $4,346,214)(c)	4,346,214	4,346,214
TOTAL INVESTMENTS–100.88% (excluding investments purchased with cash collateral from securities loaned) (Cost $40,663,361)		44,876,622

INVESCO VIF – SMALL COMPANY GROWTH FUND

	Shares	Market Value

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
Money Market Funds–6.24%
INVESCO Treasurer’s Money Market Reserve Fund(c)(d)	2,775,943	$2,775,943
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $2,775,943)		2,775,943
TOTAL INVESTMENTS–107.12% (Cost $43,439,304)		47,652,565
OTHER ASSETS LESS LIABILITIES–(7.12%)		(3,168,808)
NET ASSETS–100.00%		$44,483,757

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for security lending transactions at June 30, 2004.
(c)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – SMALL COMPANY GROWTH FUND

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $36,317,147)*	$40,530,408
Investments in affiliated money market funds (cost $7,122,157)	7,122,157
Total investments (cost $43,439,304)	47,652,565
Receivables for:
Investments sold	983,824
Fund shares sold	10,134
Dividends	6,204
Amount due from advisor	5,701
Investment for deferred compensation and retirement plans	3,490
Other assets	712
Total assets	48,662,630

Liabilities:
Payables for:
Investments purchased	1,338,460
Fund shares reacquired	2,015
Deferred compensation and retirement plans	3,809
Collateral upon return of securities loaned	2,775,943
Accrued administrative services fees	17,572
Accrued distribution fees–Series II	3
Accrued transfer agent fees	725
Accrued operating expenses	40,346
Total liabilities	4,178,873
Net assets applicable to shares outstanding	$44,483,757

Net assets consist of:
Shares of beneficial interest	$49,294,220
Undistributed net investment income (loss)	(239,184)
Undistributed net realized gain (loss) from investment securities and option contracts	(8,784,540)
Unrealized appreciation of investment securities	4,213,261
$44,483,757

Net Assets:
Series I	$44,473,274
Series II	$10,483

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	3,159,726
Series II	745
Series I:
Net asset value per share	$14.08
Series II:
Net asset value per share	$14.07
*	At June 30, 2004, securities with an aggregate market value of $2,705,252 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $76)	$43,566
Dividends from affiliated money market funds**	16,637
Total investment income	60,203

Expenses:
Advisory fees	176,957
Administrative services fees	73,105
Custodian fees	11,819
Distribution fees–Series II	4
Transfer agent fees	3,116
Printing and postage	19,017
Professional fees	22,537
Trustees’ fees	4,828
Other	1,640
Total expenses	313,023
Less: Fees waived	(15,591)
Net expenses	297,432
Net investment income (loss)	(237,229)

Realized and unrealized gain (loss) from investment securities and option contracts:

Net realized gain from:
Investment securities	5,246,580
Option contracts written	10,647
5,257,227
Change in net unrealized appreciation (depreciation) of investment securities	(3,136,615)
Net gain from investment securities and option contracts	2,120,612
Net increase in net assets resulting from operations	$1,883,383
**	Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – SMALL COMPANY GROWTH FUND

Statement of Changes in Net Assets

For the six months ended June 30, 2004 and the year ended December 31, 2003

(Unaudited)

	June 30, 2004	December 31, 2003

Operations:
Net investment income (loss)	$(237,229)	$(302,034)
Net realized gain from investment securities and option contracts	5,257,227	4,832,717
Change in net unrealized appreciation (depreciation) of investment securities	(3,136,615)	7,332,784
Net increase in net assets resulting from operations	1,883,383	11,863,467

Share transactions–net:
Series I	(7,007,450)	4,743,889
Series II	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(6,997,450)	4,743,889
Net increase (decrease) in net assets	(5,114,067)	16,607,356

Net assets:
Beginning of period	49,597,824	32,990,468
End of period (including undistributed net investment income (loss) of $(239,184) and $(1,955) for 2004 and 2003, respectively)	$44,483,757	$49,597,824

Notes to Financial Statements

June 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO VIF-Small Company Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

On April 30, 2004, the Fund was restructured from a separate series of INVESCO Variable Investment Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek long-term capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices,

INVESCO VIF – SMALL COMPANY GROWTH FUND

INVESCO VIF – SMALL COMPANY GROWTH FUND

and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Covered Call Options — The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H.	Put Options — The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to based on the annual rate of 0.75% of the Fund’s average net assets.

For the period May 1, 2004 through June 30, 2004, the Fund paid advisory fees to AIM of $52,944. Prior to May 1, 2004, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period January 1, 2004 through April 30, 2004, the Fund paid advisory fees under similar terms to IFG of $124,013. AIM has entered into sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of each Series to 1.30%. Prior to May 1, 2004, the Fund’s advisor had agreed to waive advisory fees or reimburse expense of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s Generally Accepted Accounting Principles or items designated as such by the Fund’s board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; if any. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $15,589.

Pursuant to a master administrative services agreement with AIM has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period May 1, 2004 through June 30, 2004, the Fund paid AIM $25,981 for such services, of which AIM retained $8,333 for services provided by AIM. Prior to May 1, 2004, the Fund had an administrative services agreement with IFG. For the period January 1, 2004 through April 30, 2004, under similar terms, the Fund paid IFG $47,124 for such services, of which IFG retained $5,786 for services provided by IFG.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $2,733 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund’s Rule 12b-1 distribution plan fees to extent necessary to limit Total Annual Operating Expenses (excluding items (ii) through (vii) discussed above) of Series II shares to 1.45%. Pursuant to the Plan, for the period April 30, 2004 through June 30, 2004, the Series II shares paid $2 after AIM Distributors waived Plan fees of $2.

Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	$3,015,849	$19,671,951	$(18,341,586)	$—	$4,346,214	$12,325	$—
Subtotal	$3,015,849	$19,671,951	$(18,341,586)	$—	$4,346,214	$12,325	$—

INVESCO VIF – SMALL COMPANY GROWTH FUND

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	$532,875	$15,036,835	$(12,793,767)	$—	$2,775,943	$4,312	$—
Total	$3,548,724	$34,708,786	$(31,135,353)	$—	$7,122,157	$16,637	$—
*	Dividend income is net of fees paid to security lending counterparties of $7,554

NOTE 4—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended June 30, 2004, the Fund paid legal fees of $374 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At June 30, 2004, securities with an aggregate value of $2,705,252 were on loan to brokers. The loans were secured by cash collateral of $2,775,943 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $4,312 for securities lending transactions.

NOTE 7—Option Contracts Written

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	26	15,132
Closed	(26)	(15,132)
End of period	—	$—

INVESCO VIF – SMALL COMPANY GROWTH FUND

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

Expiration	Capital Loss Carryforward*
December 31, 2009	$3,770,619
December 31, 2010	9,718,728
Total capital loss carryforward	$13,489,347
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $32,899,368 and $41,816,282, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,686,114
Aggregate unrealized (depreciation) of investment securities	(1,698,235)
Net unrealized appreciation of investment securities	$3,987,879
Cost of investments for tax purposes is $43,664,686.

NOTE 10—Share Information

Changes in Shares Outstanding
	Six months ended June 30, 2004		Year ended December 31, 2003
	Shares	Amount	Shares	Amount
Sold:
Series I	526,052	$7,391,688	3,309,670	$37,027,890
Series II*	745	10,000	—	—
Reacquired:
Series I	(1,033,684)	(14,399,138)	(2,897,138)	(32,284,001)
	(506,887)	$(6,997,450)	412,532	$4,743,889
*	Series II shares commenced sales on April 30, 2004.

INVESCO VIF – SMALL COMPANY GROWTH FUND

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Series I
	Six months ended June 30, 2004		Year ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$13.52		$10.14	$14.72	$18.07	$22.01	$11.51
Income from investment operations:
Net investment income (loss)	(0.08)		(0.08)	(0.00)	(0.00)	(0.00)	(0.00)
Net gains (losses) on securities (both realized and unrealized)	0.64		3.46	(4.58)	(3.35)	(3.35)	10.50
Total from investment operations	0.56		3.38	(4.58)	(3.35)	(3.35)	10.50
Less distributions from net realized gains	—		—	—	—	(0.59)	—
Net asset value, end of period	$14.08		$13.52	$10.14	$14.72	$18.07	$22.01
Total return(a)	4.14%		33.33%	(31.11)%	(18.54)%	(14.98)%	91.06%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$44,473		$49,598	$32,990	$39,211	$24,765	$4,950
Ratio of expenses to average net assets:
With fee waivers	1.26	%(b)	1.25%	1.25%	1.25%	1.37%	1.70%
Without fee waivers	1.33	%(b)	1.30%	1.31%	1.29%	1.43%	4.05%
Ratio of net investment income (loss) to average net assets	(1.01	)%(b)	(0.75)%	(0.87)%	(0.48)%	(0.64)%	(0.71)%
Portfolio turnover rate(c)	74%		133%	95%	88%	155%	201%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total Returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)	Ratios are annualized and based on average daily net assets of $47,444,309.
(c)	Not annualized for period of less than one year.

	Series II
	April 30,2004 (Date sale commenced) to June 30, 2004
Net asset value, beginning of period	$13.42
Income from investment operations:
Net investment income (loss)	(0.03)
Net gains on securities (both realized and unrealized)	0.68
Total from investment operations	0.65
Net asset value, end of period	$14.07
Total return(a)	4.84%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$10
Ratio of expenses to average net assets:
With fee waivers	1.45	%(b)
Without fee waivers	1.63	%(b)
Ratio of net investment income (loss) to average net assets	(1.20	)%(b)
Portfolio turnover rate(c)	74%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total Returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)	Ratios are annualized and based on average daily net assets of $10,067.
(c)	Not annualized for period less than one year.

INVESCO VIF – SMALL COMPANY GROWTH FUND

NOTE 12—Legal Proceedings

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC (“AMVESCAP”). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. (“AIM Capital”), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. (“IINA”), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices,

INVESCO VIF – SMALL COMPANY GROWTH FUND

NOTE 12—Legal Proceedings (continued)

including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission (“SEC”), the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel’s directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

INVESCO VIF – SMALL COMPANY GROWTH FUND

NOTE 12—Legal Proceedings (continued)

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed Funds

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

INVESCO VIF – SMALL COMPANY GROWTH FUND

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO VIF-Small Company Growth Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust, (“Trust”), (formerly a portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation), (“Company”)), was held on April 2, 2004. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.

The results of the voting on the above matters were as follows:

Trustees/Matter	Votes For	Withholding Authority
(1)* Bob R. Baker	93,545,754	4,458,528
Frank S. Bayley	93,653,161	4,351,121
James T. Bunch	93,688,828	4,315,454
Bruce L. Crockett	93,737,421	4,266,861
Albert R. Dowden	93,716,317	4,287,965
Edward K. Dunn, Jr.	93,623,043	4,381,239
Jack M. Fields	93,746,928	4,257,354
Carl Frischling	93,654,819	4,349,463
Robert H. Graham	93,716,756	4,287,526
Gerald J. Lewis	93,594,018	4,410,264
Prema Mathai-Davis	93,482,582	4,521,700
Lewis F. Pennock	93,664,049	4,340,233
Ruth H. Quigley	93,518,516	4,485,766
Louis S. Sklar	93,623,163	4,381,119
Larry Soll, Ph.D.	93,521,612	4,482,670
Mark H. Williamson	93,642,072	4,362,210

Matter	Votes For	Votes Against	Withheld/ Abstentions
(2) Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	2,872,827	8,680	19,492
(3) Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.	2,866,110	16,076	18,813
(4)* Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.	88,123,016	3,299,467	6,581,799

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Variable Investment Funds, Inc.

INVESCO VIF – SMALL COMPANY GROWTH FUND

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

INVESCO Institutional (N.A.), Inc.

Denver division

4350 South Monaco Street

Denver, CO 80237-3400

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Foley & Lardner LLP

3000 K N.W., Suite 500

Washington, D.C. 20007-5111

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

INVESCO VIF – SMALL COMPANY GROWTH FUND

INVESCO VIF-Technology Fund

June 30, 2004

Semiannual Report

INVESCO VIF-TECHNOLOGY FUND seeks capital growth.

Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.

This report must be accompanied or preceded by the currently effective fund prospectus and product prospectus, which contain more complete information, including sales charges and expenses. Read each carefully before you invest.

Not FDIC Insured. May lose value. No bank guarantee.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	INVESCO VIF–Technology Fund

Fund faced challenges as investors

shunned tech stocks

For the six-month reporting period ended June 30, 2004, INVESCO-VIF Technology Fund Series I shares returned -0.42%, excluding product issuer charges. (Had the effects of product issuer charges been included, the return would have been lower.) For the same period, the fund’s broad market index, the S&P 500 Index, returned 3.44%. The fund underperformed its broad market index because information technology was among the weakest-performing sectors of the S&P 500 Index. Performance for Series II shares and the fund’s benchmark indexes is shown in the table below.

Market conditions

As the reporting period closed, the U.S. Federal Reserve (the Fed) voted to hike the federal funds target rate by 25 basis points (0.25%)—its first rate increase in four years and a move much anticipated by markets. The Fed’s decision came amid signs that the economy was strengthening and inflation, while still relatively tame, had risen in recent months.

Gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 4.5% in the first quarter of 2004 and 3.0% during the second quarter. What had been a “jobless recovery” produced more than 1.2 million new jobs from January through June, according to the U.S. Department of Labor. An improved job market likely contributed to rising consumer confidence, which reached a two-year high in June, according to the Conference Board.

According to Bloomberg, earnings of information technology companies rose by an average of almost 69% from the first quarter of 2003 to the first quarter of 2004—making the sector the second-strongest performing sector in the S&P 500 Index. Despite strong earnings, investors shunned the sector for much of the reporting period, and information technology stocks on average appreciated little.

However, there were some positive signs for the telecommunication services sector, in which the fund also invests. In June, at the largest telecommunications technology trade show—SuperComm—numerous telecommunications carriers, announced aggressive spending plans in both the wireless and broadband arenas. These announcements strengthened our belief that these are two attractive areas in which to invest within telecommunications.

Your fund

Information technology stocks generally performed well in calendar year 2003, so we were not surprised when many investors sold their shares and took profits in early 2004. As a group, information technology stocks were volatile throughout the reporting period and ended largely unchanged as investors ignored generally positive earnings news and instead focused on negative news coming from a few firms. These trends made our job especially challenging.

For much of the reporting period, we made an effort to reduce the fund’s volatility. We attempted to do this by reducing our semiconductor and communication equipment holdings while adding to our service industry holdings, including payroll processing companies. We believe that stocks of payroll processing companies have been somewhat less volatile than the sector as a whole, and we believed that such stocks may benefit from increased hiring as the economy improves. Given the market’s volatility, especially within the information technology sector, together with somewhat reduced longer-term expectations for the sector’s potential, we have been more sensitive to shorter-term movements in stocks, and have elected to take short-term profits when we believed doing so was prudent.

Despite the difficult market environment, our Internet-related and computer hardware holdings were positive performers during the reporting period. The stock of Internet portal Yahoo! appreciated significantly, a beneficiary of advertisers’ willingness to spend an increasing share of their dollars on non-traditional (i.e., Internet) media. Also, Apple Computer was a standout for the fund. Apple is one of a few companies to make money from the music downloading trend, and the company’s iPod® is the standard among digital music players.

TOP 10 EQUITY HOLDINGS*		TOP 10 INDUSTRIES*		FUND VS. INDEXES
1. Yahoo! Inc.	4.0%	1. Semiconductors	16.5%	Total returns 12/31/03–6/30/04, excluding product
2. Cisco Systems, Inc.	3.6	2. Communications Equipment	14.4	issuer charges. If product issuer charges were
3. Microsoft Corp.	3.5	3. Systems Software	11.5	included, returns would be lower.
4. eBay Inc.	2.3	4. Internet Software & Services	7.9	Series I Shares	-0.42%
5. Verisign, Inc.	2.1	5. Application Software	6.0	Series II Shares	-0.67
6. Broadcom Corp.-Class A	2.1	6. Data Processing & Outsourced Services	5.5	S&P 500 Index (Broad Market Index)	3.44
7. Lexmark International, Inc.-Class A	1.8	7. Computer Storage & Peripherals	4.5	Goldman Sachs Technology Composite
8. Time Warner Inc.	1.7	8. Computer Hardware	4.4	Index (Style-specific Index)	0.61
9. SAP A.G.-ADR (Germany)	1.7	9. Integrated Telecommunication Services	3.6	Lipper Science & Technology Fund
10. Oracle Corp.	1.7	10. Wireless Telecommunication Services	3.3	Index (Peer Group Index)	0.53
				Source: Lipper, Inc.

				TOTAL NUMBER OF HOLDINGS*	125
				TOTAL NET ASSETS	$209.2 million

*	Excludes money market fund holdings.
The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

INVESCO VIF–Technology Fund

The fund’s semiconductor, semiconductor equipment, application software, and electronic manufacturing services holdings were net detractors from performance, and accounted for much of the fund’s underperformance relative to its style-specific index. Semiconductor stocks were weak as investors became increasingly concerned about inventories rising at a faster rate than revenues. If this trend continues, it could lead to an inventory-reduced slowdown or force manufacturers to write off some of their inventories. Also, some observers expressed concern that the semiconductor industry cycle may have peaked.

Among individual stocks that hindered performance was Novell. One of the original leaders in local area networks, Novell is attempting to transition to the “open” Linux operating system. Despite posting solid earnings, Novell’s stock price dropped amid investor disappointment that Linux is not being adopted as widely or as quickly as many had hoped. We continued to own the stock at the close of the reporting period because we believe the company may benefit over the longer term as Linux is more widely adopted.

In closing

For the six months ended June 30, 2004, we invested the bulk of fund assets in stocks and equity-related instruments of companies engaged in technology-related industries, including, but not limited to, various applied technologies, hardware, software, semiconductors, telecommunication equipment and services, and service-related companies in information technology. We appreciate your continued investment in INVESCO VIF-Technology Fund.

Portfolio Management Team

As of 6/30/04

William R. Keithler

Michelle Espelien Fenton

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04
Series I Shares
Inception	2.50%
5 Years (5/20/97)	-10.27
1 Year	21.35

Series II Shares
Inception	2.22%
5 Years	-10.52
1 Year	20.90

Performance information

Returns since the inception date of Series II shares are historical. All other returns are the blended returns of the historical performance of the fund’s Series II shares since their inception and the restated historical performance of the fund’s Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the higher Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund’s Series I shares is 5/20/97. The inception date of the fund’s Series II shares is 4/30/04. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your financial advisor for the most recent month-end performance. Performance figures reflect fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

INVESCO VIF-Technology Fund, a series portfolio of AIM Variable Insurance Funds, is offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees at the separate account level. Sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return.

Principal risks of investing in the fund

Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Portfolio turnover is greater than that of most funds, which may affect performance.

About indexes used in this report

The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index composed of companies involved in the technology industry. The index is rebalanced semiannually.

The unmanaged Lipper Science & Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500(r) Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset value for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights. Additionally, the returns and net asset values shown throughout this report are at the fund level only and do not include variable product issuer charges. If such charges were included, the total returns would be lower.

Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

Bloomberg, Inc. is a well-known independent financial research and reporting firm.

The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

I-VITEC-SAR-1

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Market Value

Domestic Common Stocks–83.74%

Application Software–2.91%
FileNET Corp.(a)	19,200	$606,144
Hyperion Solutions Corp.(a)	44,200	1,932,424
Macromedia, Inc.(a)	52,000	1,276,600
Mercury Interactive Corp.(a)	45,500	2,267,265
		6,082,433

Biotechnology–2.07%
Biogen Idec Inc.(a)	53,500	3,383,875
Genentech, Inc.(a)	16,800	944,160
		4,328,035

Broadcasting & Cable TV–1.73%
Comcast Corp. — Class A(a)	72,721	2,038,370
Liberty Media Corp. — Class A(a)	70,940	637,751
Liberty Media International, Inc. — Class A(a)	3,547	131,594
Univision Communications Inc. — Class A(a)	25,190	804,317
		3,612,032

Communications Equipment–13.14%
ADC Telecommunications, Inc.(a)	96,200	273,208
ADTRAN, Inc.	23,200	774,184
Avaya Inc.(a)(b)	215,570	3,403,850
Cisco Systems, Inc.(a)	320,400	7,593,480
Comverse Technology, Inc.(a)	147,560	2,942,346
Corning Inc.(a)	146,460	1,912,768
F5 Networks, Inc.(a)	6,100	161,528
Juniper Networks, Inc.(a)	100,971	2,480,858
Lucent Technologies Inc.(a)	235,790	891,286
Motorola, Inc.	187,230	3,416,947
QUALCOMM Inc.	40,090	2,925,768
Tellabs, Inc.(a)	82,500	721,050
		27,497,273

Computer Hardware–4.42%
Apple Computer, Inc.(a)	94,800	3,084,792
Dell Inc.(a)	59,400	2,127,708
Hewlett-Packard Co.	78,100	1,647,910
International Business Machines Corp.	27,100	2,388,865
		9,249,275

Computer Storage & Peripherals–4.48%
EMC Corp.(a)	267,700	3,051,780
Lexmark International, Inc. — Class A(a)	38,300	3,697,099
Network Appliance, Inc.(a)	65,400	1,408,062

	Shares	Market Value

Computer Storage & Peripherals–(Continued)
Storage Technology Corp.(a)	15,100	$437,900
Western Digital Corp.(a)	90,100	780,266
		9,375,107

Data Processing & Outsourced Services–5.54%
Automatic Data Processing, Inc.	65,000	2,722,200
CSG Systems International, Inc.(a)	86,600	1,792,620
DST Systems, Inc.(a)	45,000	2,164,050
First Data Corp.(b)	43,100	1,918,812
Paychex, Inc.	88,700	3,005,156
		11,602,838

Electronic Equipment Manufacturers–1.32%
Amphenol Corp. — Class A(a)	56,800	1,892,576
Vishay Intertechnology, Inc.(a)	46,800	869,544
		2,762,120

Electronic Manufacturing Services–1.03%
Jabil Circuit, Inc.(a)(b)	64,600	1,626,628
Trimble Navigation Ltd.(a)	19,200	533,568
		2,160,196

Health Care Equipment–0.80%
Boston Scientific Corp.(a)	39,400	1,686,320

Health Care Services–0.14%
Quest Diagnostics Inc.	3,400	288,830

Home Entertainment Software–1.43%
Electronic Arts Inc.(a)	54,700	2,983,885

Integrated Telecommunication Services–1.44%
BellSouth Corp.	40,950	1,073,709
Qwest Communications International Inc.(a)	25,300	90,827
SBC Communications Inc.	32,270	782,547
Sprint Corp.	17,155	301,928
Verizon Communications Inc.	21,150	765,419
		3,014,430

Internet Retail–2.48%
eBay Inc.(a)	52,040	4,785,078
InterActiveCorp(a)	13,400	403,876
		5,188,954

INVESCO VIF – TECHNOLOGY FUND

	Shares	Market Value

Internet Software & Services–7.79%
CNET Networks, Inc.(a)	41,300	$457,191
InfoSpace, Inc.(a)	14,100	536,364
iVillage Inc.(a)	94,600	600,710
Opsware, Inc.(a)	162,500	1,287,000
United Online, Inc.(a)	6,400	112,704
ValueClick, Inc.(a)	36,700	439,666
VeriSign, Inc.(a)	225,550	4,488,445
Yahoo! Inc.(a)	230,360	8,368,979
		16,291,059

IT Consulting & Other Services–0.71%
Cognizant Technology Solutions Corp. — Class A(a)	58,200	1,478,862

Movies & Entertainment–1.74%
Time Warner Inc.(a)	207,100	3,640,818

Office Electronics–1.18%
Zebra Technologies Corp. — Class A(a)	28,300	2,462,100

Other Diversified Financial Services–0.31%
BlueStream Ventures L.P. (Acquired 08/03/2000–04/02/2004; Cost $2,099,401)(a)(c)(d)(e)	2,193,750	644,304

Semiconductor Equipment–2.01%
Applied Materials, Inc.(a)	72,500	1,422,450
Lam Research Corp.(a)	48,700	1,305,160
Teradyne, Inc.(a)	40,200	912,540
Varian Semiconductor Equipment Associates, Inc.(a)	14,500	559,120
		4,199,270

Semiconductors–13.76%
Altera Corp.(a)	117,700	2,615,294
Analog Devices, Inc.	41,100	1,934,988
Applied Micro Circuits Corp.(a)	92,500	492,100
Broadcom Corp. — Class A(a)	95,700	4,475,889
Intel Corp.	94,000	2,594,400
Linear Technology Corp.	67,100	2,648,437
Maxim Integrated Products, Inc.	57,400	3,008,908
Microchip Technology Inc.	69,975	2,207,012
Micron Technology, Inc.(a)	107,800	1,650,418
National Semiconductor Corp.(a)	75,700	1,664,643
Silicon Laboratories Inc.(a)	21,700	1,005,795
Texas Instruments Inc.	65,470	1,583,065
Xilinx, Inc.	87,000	2,897,970
		28,778,919

Systems Software–9.84%
Computer Associates International, Inc.	82,400	2,312,144
Microsoft Corp.	259,400	7,408,464
Novell, Inc.(a)	200,400	1,681,356

	Shares	Market Value

Systems Software–(Continued)
Oracle Corp.(a)	295,300	$3,522,929
Red Hat, Inc.(a)(b)	31,300	718,961
Symantec Corp.(a)	70,400	3,082,112
VERITAS Software Corp.(a)	67,000	1,855,900
		20,581,866

Technology Distributors–1.41%
Arrow Electronics, Inc.(a)	37,100	995,022
CDW Corp.	30,800	1,963,808
		2,958,830

Wireless Telecommunication Services–2.06%
American Tower Corp. — Class A(a)	22,500	342,000
Crown Castle International Corp.(a)	45,300	668,175
Nextel Communications, Inc. — Class A(a)	41,800	1,114,388
Nextel Partners, Inc. — Class A(a)(b)	101,220	1,611,422
NII Holdings Inc.(a)	17,300	582,837
		4,318,822
Total Domestic Common Stocks (Cost $150,887,672)		175,186,578
Foreign Stocks & Other Equity Interests–16.33%

Australia–0.11%
Telstra Corp. Ltd. (Integrated Telecommunication Services)	62,880	221,100

Bermuda–1.12%
Accenture Ltd. — Class A (IT Consulting & Other Services)(a)	20,900	574,332
Marvell Technology Group Ltd. (Semiconductors)(a)	66,600	1,778,220
		2,352,552

Canada–1.92%
ATI Technologies Inc. (Semiconductors)(a)	56,200	1,059,932
Celestica Inc. (Electronic Manufacturing Services)(a)	62,500	1,246,875
Cognos, Inc. (Application Software)(a)	22,200	802,752
Research In Motion Ltd. (Communications Equipment)(a)	8,700	595,428
Telus Corp. (Integrated Telecommunication Services)	19,500	318,752
		4,023,739

France–0.39%
France Telecom S.A. (Integrated Telecommunication Services)(a)	31,210	815,258

Germany–2.31%
Deutsche Telekom A.G. (Integrated Telecommunication Services)(a)	70,864	1,247,885
SAP A.G.–ADR (Application Software)	85,900	3,591,479
		4,839,364

INVESCO VIF – TECHNOLOGY FUND

	Shares	Market Value

Ireland–0.58%
Elan Corp. PLC–ADR (Pharmaceuticals)(a)	40,700	$1,006,918
SkillSoft PLC–ADR (Internet Software & Services)(a)	26,700	202,920
		1,209,838

Israel–2.81%
Check Point Software Technologies Ltd. (Systems Software)(a)	125,200	3,379,148
Teva Pharmaceutical Industries Ltd.–ADR (Pharmaceuticals)	37,100	2,496,459
		5,875,607

Italy–0.12%
Telecom Italia Mobile S.p.A. (Wireless Telecommunication Services)	44,753	254,326

Japan–0.38%
Nippon Telegraph & Telephone Corp.–ADR (Integrated Telecommunication Services)	19,023	510,577
NTT DoCoMo, Inc. (Wireless Telecommunication Services)	159	284,855
		795,432

Mexico–0.30%
America Movil S.A. de C.V.–Series L–ADR (Wireless Telecommunication Services)	17,030	619,381

Netherlands–0.42%
ASML Holding N.V.–New York Shares (Semiconductor Equipment)(a)	51,700	884,587

New Zealand–0.11%
Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	61,550	230,177

Portugal–0.36%
Portugal Telecom, SGPS, S.A.–ADR (Integrated Telecommunication Services)	68,930	747,201

Russia–0.50%
AO VimpelCom–ADR (Wireless Telecommunication Services)(a)	10,900	1,051,305

	Shares	Market Value

Singapore–0.99%
Chartered Semiconductor Manufacturing Ltd.–ADR (Semiconductors)(a)(b)	38,900	$316,646
Flextronics International Ltd. (Electronic Manufacturing Services)(a)	109,700	1,749,715
		2,066,361

South Korea–0.23%
SK Telecom Co., Ltd.–ADR (Wireless Telecommunication Services)(b)	22,660	475,633

Spain–0.23%
Telefonica S.A. (Integrated Telecommunication Services)	32,380	479,772

Sweden–1.00%
Telefonaktiebolaget LM Ericsson–ADR (Communications Equipment)(a)	69,890	2,091,109

Taiwan–1.45%
AU Optronics Corp.–ADR (Electronic Equipment Manufacturers)(b)	23,370	381,866
Taiwan Semiconductor Manufacturing Co. Ltd.–ADR (Semiconductors)	265,751	2,208,393
United Microelectronics Corp.–ADR (Semiconductors)(a)(b)	101,281	436,521
		3,026,780

United Kingdom–1.00%
Amdocs Ltd. (Application Software)(a)	89,430	2,095,345
Total Foreign Stocks & Other Equity Interests (Cost $31,755,361)		34,154,867
Money Market Funds–0.56%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $1,172,555)(f)	1,172,555	1,172,555
TOTAL INVESTMENTS–100.63% (excluding investments purchased with cash collateral from securities loaned) (Cost $183,815,588)		210,514,000

INVESCO VIF – TECHNOLOGY FUND

	Shares	Market Value

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
Money Market Funds–1.06%
INVESCO Treasurer’s Money Market Reserve Fund(f)(g)	2,211,070	$2,211,070
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $2,211,070)		2,211,070
TOTAL INVESTMENTS–101.69% (Cost $186,026,658)		212,725,070
OTHER ASSETS LESS LIABILITIES–(1.69%)		(3,527,009)
NET ASSETS–100.00%		$209,198,061

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for security lending transactions at June 30, 2004.
(c)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at June 30, 2004 was 0.31% of the Fund’s net assets. This security is considered to be illiquid.
(d)	Security fair valued in accordance with the procedures established by the Board of Trustees. The market value of this security at June 30, 2004 was 0.30% of the Fund’s total investments. See Note 1A.
(e)	The Fund has a remaining commitment of $1,518,750 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(f)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – TECHNOLOGY FUND

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $182,643,033)*	$209,341,445
Investments in affiliated money market funds (cost $3,383,625)	3,383,625
Total investments (cost $186,026,658)	212,725,070
Foreign currencies, at value (cost $1,506)	1,504
Receivables for:
Investments sold	597,543
Fund shares sold	74,684
Dividends	73,624
Investment for deferred compensation and retirement plans	36,065
Other assets	36,019
Total assets	213,544,509

Liabilities:
Payables for:
Investments purchased	1,823,863
Fund shares reacquired	143,729
Deferred compensation and retirement plans	39,736
Collateral upon return of securities loaned	2,211,070
Accrued administrative services fees	84,258
Accrued distribution fees–Series II	69
Accrued transfer agent fees	603
Accrued operating expenses	43,120
Total liabilities	4,346,448
Net assets applicable to shares outstanding	$209,198,061

Net assets consist of:
Shares of beneficial interest	$693,177,729
Undistributed net investment income (loss)	(755,710)
Undistributed net realized gain (loss) from investment securities, foreign currencies and option contracts	(509,922,368)
Unrealized appreciation of investment securities and foreign currencies	26,698,410
$209,198,061

Net Assets:
Series I	$209,029,841
Series II	$168,220

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	17,686,087
Series II	14,251
Series I:
Net asset value per share	$11.82
Series II:
Net asset value per share	$11.80
*	At June 30, 2004, securities with an aggregate market value of $2,582,934 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $23,374)	$242,125
Dividends from affiliated money market funds*	31,263
Interest	1,369
Total investment income	274,757

Expenses:
Advisory fees	679,034
Administrative services fees	246,468
Custodian fees	22,049
Distribution fees–Series II	69
Transfer agent fees	5,949
Trustees’ fees	4,801
Other	63,670
Total expenses	1,022,040
Less: Fees waived	(776)
Net expenses	1,021,264
Net investment income (loss)	(746,507)

Realized and unrealized gain (loss) from investment securities, foreign currencies and option contracts:
Net realized gain (loss) from:
Investment securities	14,785,837
Foreign currencies	(746)
Option contracts written	97,527
14,882,618

Change in net unrealized appreciation (depreciation) of:
Investment securities	(13,092,937)
Foreign currencies	239
(13,092,698)
Net gain from investment securities, foreign currencies and option contracts	1,789,920
Net increase in net assets resulting from operations	$1,043,413
*	Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – TECHNOLOGY FUND

Statement of Changes in Net Assets

For the six months ended June 30, 2004 and the year ended December 31, 2003

(Unaudited)

	June 30, 2004	December 31, 2003

Operations:
Net investment income (loss)	$(746,507)	$(1,170,897)
Net realized gain (loss) from investment securities, foreign currencies and option contracts	14,882,618	(17,352,650)
Change in net unrealized appreciation (depreciation) of investment securities, foreign currencies and option contracts	(13,092,698)	67,407,749
Net increase in net assets resulting from operations	1,043,413	48,884,202
Share transactions–net:
Series I	36,449,699	17,153,701
Series II	158,852	—
Net increase in net assets resulting from share transactions	36,608,551	17,153,701
Net increase in net assets	37,651,964	66,037,903

Net assets:
Beginning of period	171,546,097	105,508,194
End of period (including undistributed net investment income (loss) of $(755,710) and $(9,203) for 2004 and 2003, respectively)	$209,198,061	$171,546,097

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – TECHNOLOGY FUND

Notes to Financial Statements

June 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO VIF-Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On April 30, 2004, the Fund was restructured from a separate series of INVESCO Variable Investment Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

INVESCO VIF – TECHNOLOGY FUND

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
I.	Covered Call Options — The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

INVESCO VIF – TECHNOLOGY FUND

J.	Put Options — The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to based on the annual rate of 0.75% of the Fund’s average net assets.

For the period May 1, 2004 through June 30, 2004, the Fund paid advisory fees to AIM of $424,210. Prior to May 1, 2004, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period January 1, 2004 through April 30, 2004, the Fund paid advisory fees under similar terms to IFG of $254,824. AIM has entered into sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of each Series to 1.30%. Prior to May 1, 2004, the Fund’s advisor had agreed to waive advisory fees and/or reimburse expense of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s Generally Accepted Accounting Principles or items designated as such by the Fund’s board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if any. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $776.

Pursuant to a master administrative services agreement with AIM has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period May 1, 2004 through June 30, 2004, the Fund paid AIM $153,194 for such services, of which AIM retained $11,790 for services provided by AIM. Prior to May 1, 2004, the Fund had an administrative services agreement with IFG. For the period January 1, 2004 through April 30, 2004, under similar terms, the Fund paid IFG $93,274 for such services, of which IFG retained $8,333 for services provided by IFG.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $4,101 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of this amount, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund’s Rule 12b-1 distribution plan fees to the extent necessary to limit Total Annual Operating Expenses (excluding items (ii) through (vii) discussed above) of Series II shares to 1.45%. Pursuant to the Plan, for the period April 30, 2004 through June 30, 2004, the Series II shares paid $69.

Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$1,337,807	$58,991,328	$(59,156,580)	$—	$1,172,555	$19,861	$—

INVESCO VIF – TECHNOLOGY FUND

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income*	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$382,325	$79,527,641	$(77,698,896)	$—	$2,211,070	$11,402	$—
Total	$1,720,132	$138,518,969	$(136,855,476)	$—	$3,383,625	$31,263	$—
*	Dividend income is net of fees paid to security lending counterparties of $16,879.

NOTE 4—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended June 30, 2004, the Fund paid legal fees of $409 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At June 30, 2004, securities with an aggregate value of $2,582,934 were on loan to brokers. The loans were secured by cash collateral of $2,211,070 received by the Fund and subsequently invested in an affiliated money market fund and by non-cash collateral of $455,764 received by the Fund, consisting of U.S. Treasury Securities. For the six months ended June 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $11,402 for securities lending transactions.

INVESCO VIF – TECHNOLOGY FUND

NOTE 7—Option Contracts Written

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	2,252	155,178
Closed	(529)	(64,535)
Expired	(1,723)	(90,643)
End of period	—	$—

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

Expiration	Capital Loss Carryforward*
December 31, 2008	$71,523,080
December 31, 2009	253,727,320
December 31, 2010	150,325,206
December 31, 2011	33,801,466
Total capital loss carryforward	$509,377,072
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $134,163,314 and $131,669,249, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$29,009,254
Aggregate unrealized (depreciation) of investment securities	(7,143,854)
Net unrealized appreciation of investment securities	$21,865,400
Cost of investments for tax purposes is $190,859,670.

INVESCO VIF – TECHNOLOGY FUND

NOTE 9—Share Information

Changes in Shares Outstanding
	Six months ended June 30,		Year ended December 31,
	2004		2003
	Shares	Amount	Shares	Amount
Sold:
Series I	2,362,877	$28,120,604	21,387,719	$244,404,692
Series II*	1,413	13,261	—	—
Issued in connection with acquisitions:**
Series I	4,598,616	52,226,205	—	—
Series II*	13,169	149,420	—	—
Reacquired:
Series I	(3,726,259)	(43,897,110)	(24,095,810)	(271,398,789)
Series II*	(331)	(3,829)	—	—
	3,249,485	$36,608,551	(2,708,091)	$(26,994,097)
*	Series II shares commenced sales on April 30, 2004.
**	As of the open of business on April 30, 2004, the Fund acquired all the net assets of AIM V.I. New Technology Fund and INVESCO VIF—Telecommunications Fund pursuant to a plan of reorganization approved by the Directors/Trustees of the Fund on December 9, 2004 and by the shareholders of AIM V.I. New Technology Fund and INVESCO VIF— Telecommunications Fund on April 2, 2004. The acquisition was accomplished by a tax-free exchange of 4,611,785 shares of the Fund for 5,656,964 shares of AIM V.I. New Technology Fund outstanding and 9,244,509 shares of INVESCO VIF—Telecommunications Fund outstanding as of the close of business on April 29, 2004. AIM V.I. New Technology Fund’s net assets at that date of $19,064,848 including $2,583,733 of unrealized appreciation and INVESCO VIF—Telecommunications Fund’s net assets at that date of $33,310,776 including $3,626,227 of unrealized appreciation, were combined with the Fund. The aggregate net assets of the Fund immediately before the acquisition were $153,042,987.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Series I
	Six months ended June 30, 2004		Year ended December 31,
			2003	2002	2001		2000	1999
Net asset value, beginning of period	$11.87		$8.17	$15.37	$28.37		$37.13	$14.34
Income from investment operations:
Net investment income (loss)	(0.04)		(0.08)	(0.00)	(0.12	)(a)	(0.01)	(0.00)
Net gains (losses) on securities (both realized and unrealized)	(0.01)		3.78	(7.20)	(12.88)		(8.68)	22.79
Total from investment operations	(0.05)		3.70	(7.20)	(13.00)		(8.69)	22.79
Less distributions from net realized gains:	—		—	—	—		(0.07)	—
Net asset value, end of period	$11.82		$11.87	$8.17	$15.37		$28.37	$37.13
Total return(b)	(0.42)%		45.29%	(46.84)%	(45.82)%		(23.42)%	158.93%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$209,030		$171,546	$105,508	$240,253		$443,773	$93,992
Ratio of expenses to average net assets:
With fee waivers	1.13	%(c)	1.10%	1.11%	1.07%		1.02%	1.31	%(d)
Ratio of net investment income (loss) to average net assets	(0.83	)%(c)	(0.85)%	(0.96)%	(0.66)%		(0.34)%	(0.40)%
Portfolio turnover rate(e)	81%		89%	92%	88%		82%	95%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total Returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)	Ratios are annualized and based on average daily net assets of $182,014,905.
(d)	After fee waivers and expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and expense reimbursements was 1.52%.
(e)	Not annualized for periods less than one year.

INVESCO VIF – TECHNOLOGY FUND

	Series II
	April 30, 2004 (Date sales commenced) to June 30, 2004
Net asset value, beginning of period	$11.09
Income from investment operations:
Net investment income (loss)	(0.02)
Net gains on securities (both realized and unrealized)	0.73
Total from investment operations	0.71
Net asset value, end of period	$11.80
Total return(a)	6.40%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$168
Ratio of expenses to average net assets:	1.41	%(b)
Ratio of net investment income (loss) to average net assets	(1.11	)%(b)
Portfolio turnover rate(c)	81%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total Returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(b)	Ratios are annualized and based on average daily net assets of $163,517.
(c)	Not annualized for periods less than one year.

NOTE 11—Legal Proceedings

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC (“AMVESCAP”). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

INVESCO VIF – TECHNOLOGY FUND

NOTE 11—Legal Proceedings (continued)

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. (“AIM Capital”), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. (“IINA”), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission (“SEC”), the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief;

INVESCO VIF – TECHNOLOGY FUND

NOTE 11—Legal Proceedings (continued)

various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel’s directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed Funds

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

INVESCO VIF – TECHNOLOGY FUND

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO VIF-Technology Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust, (“Trust”), (formerly a portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation), (“Company”)), was held on April 2, 2004. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.

The results of the voting on the above matters were as follows:

	Trustees/Matter		Votes For	Withholding Authority
(1)*	Bob R. Baker		93,545,754	4,458,528
	Frank S. Bayley		93,653,161	4,351,121
	James T. Bunch		93,688,828	4,315,454
	Bruce L. Crockett		93,737,421	4,266,861
	Albert R. Dowden		93,716,317	4,287,965
	Edward K. Dunn, Jr.		93,623,043	4,381,239
	Jack M. Fields		93,746,928	4,257,354
	Carl Frischling		93,654,819	4,349,463
	Robert H. Graham		93,716,756	4,287,526
	Gerald J. Lewis		93,594,018	4,410,264
	Prema Mathai-Davis		93,482,582	4,521,700
	Lewis F. Pennock		93,664,049	4,340,233
	Ruth H. Quigley		93,518,516	4,485,766
	Louis S. Sklar		93,623,163	4,381,119
	Larry Soll, Ph.D.		93,521,612	4,482,670
	Mark H. Williamson		93,642,072	4,362,210

	Matter	Votes For	Votes Against	Withheld/ Abstentions
(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	12,478,438	630,280	820,171
(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.	12,440,563	674,517	813,809
(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.	88,123,016	3,299,467	6,581,799

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Variable Investment Funds, Inc.

INVESCO VIF – TECHNOLOGY FUND

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

INVESCO Institutional (N.A.), Inc.

Denver division

4350 South Monaco Street

Denver, CO 80237-3400

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Foley & Lardner LLP

3000 K N.W., Suite 500

Washington, D.C. 20007-5111

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

INVESCO VIF – TECHNOLOGY FUND

INVESCO VIF-Total Return Fund

June 30, 2004

Semiannual Report

INVESCO VIF-TOTAL RETURN FUND seeks to provide high total return through both growth and current income.

Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.

This report must be accompanied or preceded by the currently effective fund prospectus and product prospectus, which contain more complete information, including sales charges and expenses. Read each carefully before you invest.

Not FDIC Insured. May lose value. No bank guarantee.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	INVESCO VIF–Total Return Fund

Fund positioned for continued economic expansion

For the six months ended June 30, 2004, Series I shares of INVESCO VIF-Total Return Fund produced total return of 0.00% (unchanged), excluding product issuer charges. (Had the effects of product issuer charges been included, the return would have been lower.) Results for Series II shares and benchmark indexes are shown in the table below.

The fund underperformed the 3.44% return of the S&P 500 Index and the 2.25% return of the Lipper Balanced Fund Index, primarily because, as the market rotated toward defensive stocks, the fund’s focus on economically sensitive companies hampered performance relative to the index, despite their strong earnings. Also, the fund’s overweighting in brokerage stocks restrained results because rising long-term interest rates reduced the financial sector’s performance. The 0.56% return of the fund’s bond portfolio outperformed the 0.15% return of the Lehman U.S. Aggregate Bond Index for the period and enhanced fund performance.

Market conditions

Gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 4.5% in the first quarter of 2004 and 3.0% during the second quarter. Corporate profits showed strength: According to Bloomberg, more than 85% of S&P 500 Index firms that reported first-quarter 2004 earnings met or exceeded expectations. In the stock market, all sectors of the S&P 500 Index had positive returns.

Concerned about economic and geopolitical uncertainty, investors sought the relative safety of bonds during the first quarter of 2004, driving down yields and driving up bond prices. But as expectations rose for increasingly rapid economic growth accompanied by inflation, bond prices dropped sharply in the second quarter.

Interest rates rose across the maturity spectrum during the period in expectation that the U.S. Federal Reserve (the Fed) would soon raise the influential federal funds target rate. For most of the reporting period, the Fed left the rate at a 46-year low of 1.00% to stimulate economic expansion. On June 30, the Fed voted to raise the rate by 25 basis points (0.25%)—its first increase in four years.

Your fund

In view of the robust economy and strong corporate earnings, we continued to position the fund for strong global economic expansion and a rising stock market. This strategy did not add value during the period, as the market focused more on geopolitical issues and increases in long-term interest rates and oil prices. However, we remain committed to our strategy, which we expect will add value once the market’s focus returns to fundamentals.

Of the equity holdings, major contributors to fund performance were industrials and consumer staples, the second and third best- performing sectors for the period, respectively.

Detractors included information technology—the lowest-performing sector for the period—and financials, which also performed poorly.

The fund entered the period holding a smaller energy-sector component than the S&P 500 Index. In February we sold the fund’s position in Exxon Mobil—its only energy holding—because of valuation concerns, based on our belief that oil prices would decline over the course of the year. As it turned out, they first increased to record highs before retreating at the end of the second quarter. The resulting underweighting in energy during most of the period hampered fund results relative to the index.

Among equities that contributed to fund results was on-line auctioneer eBay, whose unique business model and well-known brand enabled it to report strong earnings and projected earnings growth. Another was retailer Target, which benefited from continued strength in retail sales and the planned divestiture of underperforming assets.

Detracting equities included semiconductor maker Texas Instruments, which declined due to slowing growth in end markets for wireless communications. Investment bankers Morgan

TOP 10 EQUITY HOLDINGS*		TOP 10 FIXED-INCOME ISSUERS*		FUND VS. INDEXES
1. Johnson & Johnson	2.7%	1. Federal National Mortgage Association	10.8%	Total returns 12/31/03–6/30/04, excluding lower.
2. Pfizer Inc.	2.6	(FNMA)		product issuer charges. If product issuer charges
3. Cisco Systems, Inc.	2.3	2. Federal Home Loan Mortgage Corp.	3.9	were included, returns would be lower.
4. Microsoft Corp.	2.2	(FHLMC)		Series I Shares	0.00%
5. Fannie Mae	2.1	3. Verizon Global Funding Corp.	0.8	Series II Shares	-0.09
6. Citigroup Inc.	1.8	4. Citigroup Inc.	0.7	S&P 500 Index (Broad Market	3.44
7. General Electric Co.	1.8	5. Colgate-Palmolive Co.	0.7	Index)
8. Eaton Corp.	1.7	6. GTE Northwest, Inc.	0.7	Custom Total Return Index = 60%	2.13
9. Intel Corp.	1.6	7. Structured Asset Securities Corp	0.6	S&P 500 Index /40% Lehman U.S.
10. Goldman Sachs Group, Inc. (The)	1.6	8. Goldman Sachs Group, Inc. (The)	0.4	Aggregate Bond Index
		9. PSE&G Power LLC	0.4	(Style-specific Index)
		10. Sprint Capital Corp	0.4	Lipper Balanced Fund Index	2.25
				(Peer Group Index)

				TOTAL NUMBER OF HOLDINGS*	133
				TOTAL NET ASSETS	$15.3 million

*	Excludes money market fund holdings.
The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

INVESCO VIF–Total Return Fund

Stanley and Goldman Sachs, like numerous other brokerage stocks, declined due to increasing long-term interest rates.

The fixed income holdings generally outperformed during the first quarter, due mainly to the fund’s short duration posture, which makes the fund less sensitive to rising interest rates. The fund’s barbelled structure—with more bonds of short and long maturities than intermediate maturities—also aided performance, as rates rose sharply over the first half of the year, led by short-term bonds. The fund’s overweighting in corporate bonds slightly detracted from performance, as that sector underperformed during the first half of the year. Sector performance within the Lehman U.S. Aggregate Index was mixed during the first half, leading to tepid performance for the period.

In closing

With confidence in the Fed’s economic assessment that “output is continuing to expand at a solid pace,” we positioned the fund to benefit from economic expansion. Under our Core Multiple Attribute model, an equity position is judged suitable for purchase only if it possesses one of three characteristics that are attractive relative to the S&P 500 Index: a low price-to-earnings ratio, a high dividend yield, or consistently above-average earnings growth.

Performance information

Returns since the inception date of Series II shares are historical. All other returns are the blended returns of the historical performance of the fund’s Series II shares since their inception and the restated historical performance of the fund’s Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the higher Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund’s Series II shares is 4/30/04. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your financial advisor for the most recent month-end performance.

Performance figures reflect fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04
Series I Shares
10 Years	6.28
5 Years	-1.73
1 Year	8.39

Series II Shares
10 Years	6.02%
5 Years	-1.97
1 Year	8.17

INVESCO VIF-Total Return Fund, a series portfolio of AIM Variable Insurance Funds, is offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees at the separate account level. Sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return.

Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

Principal risks of investing in the fund

At any given time, the fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to the sectors in which it can invest.

International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

The fund may invest a portion of its assets in mortgage-backed securities, which may lose value if mortgages are prepaid in response to falling interest rates.

The fund invests in securities issued or backed by the U.S. government, its agencies or instrumentalities. They offer a high degree of safety and, in the case of government securities, are guaranteed as to timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value or yield will vary with market conditions.

About indexes used in this report

The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

The unmanaged Lehman U.S. Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

The fund uses a custom index composed of 60% Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) and 40% Lehman U.S. Aggregate Bond Index (the Lehman Aggregate).

The unmanaged Lipper Balanced Fund Index represents an average of the 30 largest balanced funds tracked by Lipper, Inc., an independent mutual fund performance monitor. It is calculated daily, with adjustments for distributions as of the ex-dividend dates.

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights. Additionally, the returns and net asset values shown throughout this report are at the fund level only and do not include variable product issuer charges. If such charges were included, the total returns would be lower.

Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

Bloomberg, Inc. is a well-known independent financial research and reporting firm.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com.

Portfolio Management Team

As of 6/30/04

Kenneth R. Bowling

Michael Heyman

Stephen M. Johnson

Richard J. King

Mark Lattis

Effective August 2, 2004, after the close of the reporting period, the equity portion of the fund became team managed by INVESCO National Asset Management. Managers of the fixed income portion of the fund remained Kenneth R. Bowling, Stephen M. Johnson, and Richard J. King.

I-VITRE-SAR-1

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Market Value

Common Stocks–65.19%

Aerospace & Defense–2.42%
Honeywell International Inc.	4,450	$163,003
United Technologies Corp.	2,280	208,574
		371,577

Aluminum–0.89%
Alcoa Inc.	4,150	137,074

Asset Management & Custody Banks–0.87%
Bank of New York Co., Inc. (The)	4,540	133,839

Biotechnology–0.67%
Amgen Inc.(a)	1,880	102,592

Communications Equipment–3.01%
Cisco Systems, Inc.(a)	14,590	345,783
QUALCOMM Inc.	1,600	116,768
		462,551

Computer Hardware–2.20%
Dell Inc.(a)	5,860	209,905
International Business Machines Corp.	1,450	127,817
		337,722

Computer Storage & Peripherals–0.30%
EMC Corp.(a)	4,060	46,284

Construction & Farm Machinery & Heavy Trucks–0.81%
Deere & Co.	1,770	124,148

Consumer Finance–1.06%
MBNA Corp.	6,310	162,735

Data Processing & Outsourced Services–0.93%
First Data Corp.	3,220	143,354

Diversified Chemicals–1.54%
E. I. du Pont de Nemours & Co.	2,960	131,483
PPG Industries, Inc.	1,690	105,608
		237,091

Drug Retail–1.52%
Walgreen Co.	6,430	232,830

Electrical Components & Equipment–0.98%
Emerson Electric Co.	2,365	150,296

Electronic Manufacturing Services–1.00%
Jabil Circuit, Inc.(a)	6,090	153,346

	Shares	Market Value

Forest Products–0.80%
Weyerhaeuser Co.	1,940	$122,453

General Merchandise Stores–1.28%
Target Corp.	4,630	196,636

Health Care Equipment–1.63%
Boston Scientific Corp.(a)	2,420	103,576
Medtronic, Inc.	3,020	147,134
		250,710

Home Improvement Retail–2.25%
Home Depot, Inc. (The)	3,720	130,944
Lowe’s Cos., Inc.	4,080	214,404
		345,348

Household Products–1.08%
Procter & Gamble Co. (The)	3,040	165,498

Hypermarkets & Super Centers–0.57%
Wal-Mart Stores, Inc.	1,650	87,054

Industrial Conglomerates–1.75%
General Electric Co.	8,300	268,920

Industrial Gases–2.43%
Air Products & Chemicals, Inc.	2,840	148,958
Praxair, Inc.	5,600	223,496
		372,454

Industrial Machinery–3.71%
Eaton Corp.	4,060	262,844
Illinois Tool Works Inc.	1,140	109,315
Ingersoll-Rand Co.–Class A (Bermuda)	2,880	196,733
		568,892

Internet Retail–1.01%
eBay Inc.(a)	1,680	154,476

Investment Banking & Brokerage–4.33%
Goldman Sachs Group, Inc. (The)	2,650	249,524
Merrill Lynch & Co., Inc.	3,210	173,276
Morgan Stanley	4,570	241,159
		663,959

Movies & Entertainment–0.73%
Viacom Inc.–Class B	3,130	111,804

Other Diversified Financial Services–2.57%
Citigroup Inc.	5,813	270,305
J.P. Morgan Chase & Co.	3,190	123,676
		393,981

INVESCO VIF – TOTAL RETURN FUND

	Shares	Market Value

Paper Products–1.16%
International Paper Co.	3,970	$177,459

Pharmaceuticals–5.28%
Johnson & Johnson	7,360	409,952
Pfizer Inc.	11,700	401,076
		811,028

Semiconductor Equipment–0.89%
Applied Materials, Inc.(a)	6,960	136,555

Semiconductors–5.03%
Altera Corp.(a)	5,540	123,099
Intel Corp.	9,100	251,160
Linear Technology Corp.	3,700	146,039
Maxim Integrated Products, Inc.	1,770	92,783
Texas Instruments Inc.	6,590	159,346
		772,427

Soft Drinks–1.04%
PepsiCo, Inc.	2,970	160,024

Specialty Stores–1.21%
Bed Bath & Beyond Inc.(a)	2,770	106,507
Tiffany & Co.	2,140	78,859
		185,366

Systems Software–3.74%
Microsoft Corp.	11,910	340,150
Oracle Corp.(a)	9,430	112,500
Symantec Corp.(a)	2,770	121,271
		573,921

Thrifts & Mortgage Finance–4.50%
Fannie Mae	4,430	316,125
PMI Group, Inc. (The)	4,050	176,256
Radian Group Inc.	4,140	198,306
		690,687
Total Common Stocks (Cost $9,401,772)		10,005,091

	Principal Amount
Bonds & Notes–12.70%

Air Freight & Logistics–0.12%
FedEx Corp., Notes, 9.65%, 06/15/12	$15,000	19,170

Automobile Manufacturers–0.53%
DaimlerChrysler N.A. Holding Corp., Global Notes, 6.50%, 11/15/13	15,000	15,379
Unsec. Gtd. Global Notes, 8.50%, 01/18/31	10,000	11,470
Ford Motor Co., Unsec. Global Notes, 7.45%, 07/16/31	30,000	28,569

	Principal Amount	Market Value

Automobile Manufacturers–(Continued)
General Motors Corp., Sr. Unsec. Global Deb., 8.25%, 07/15/23	$20,000	$20,971
8.38%, 07/15/33	5,000	5,279
		81,668

Broadcasting & Cable TV–0.89%
Clear Channel Communications, Inc., Sr. Unsec. Notes, 5.00%, 03/15/12	35,000	34,071
Comcast Cable Communications, Inc., Sr. Unsec. Unsub. Notes, 6.75%, 01/30/11	50,000	54,053
Comcast Corp., Unsec. Gtd. Bonds, 7.05%, 03/15/33	10,000	10,448
Cox Communications, Inc., Sr. Unsec. Notes, 6.75%, 03/15/11	35,000	37,777
		136,349

Consumer Finance–1.00%
Capital One Bank, Sub. Notes, 6.50%, 06/13/13	25,000	25,819
Ford Motor Credit Co., Global Notes, 7.88%, 06/15/10	10,000	10,871
Sr. Unsec. Global Notes, 5.80%, 01/12/09	10,000	10,082
Household Finance Corp., Sr. Unsec. Global Notes, 6.75%, 05/15/11	50,000	54,703
MBNA Corp., Notes, 6.13%, 03/01/13	50,000	51,880
		153,355

Data Processing & Outsourced Services–0.07%
Electronic Data Systems Corp., Unsec. Unsub. Global Notes, 7.13%, 10/15/09	10,000	10,495

Diversified Capital Markets–0.42%
Credit Suisse First Boston U.S.A. Inc., Global Notes, 6.13%, 11/15/11	10,000	10,505
J.P. Morgan Chase & Co., Global Sub. Notes, 6.75%, 02/01/11	50,000	54,454
		64,959

Diversified Commercial Services–0.22%
Cendant Corp., Sr. Unsec. Notes, 7.38%, 01/15/13	30,000	33,482

Electric Utilities–1.32%
Columbus Southern Power Co.–Series C, Sr. Unsec. Global Notes, 5.50%, 03/01/13	35,000	35,406
Pacific Gas & Electric Co., First Mortgage Bonds, 6.05%, 03/01/34	45,000	42,496
PPL Energy Supply LLC–Series A, Sr. Unsec. Global Notes, 6.40%, 11/01/11	15,000	15,872
PSE&G Power LLC, Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/12	60,000	65,357
TXU Energy Co., Sr. Global Notes, 6.13%, 03/15/08	15,000	15,976
7.00%, 03/15/13	25,000	27,414
		202,521

INVESCO VIF – TOTAL RETURN FUND

	Principal Amount	Market Value

Food Retail–0.38%
Kroger Co. (The), Sr. Unsec. Gtd. Global Notes, 7.50%, 04/01/31	$20,000	$22,254
Safeway Inc., Sr. Unsec. Notes, 5.80%, 08/15/12	35,000	35,432
		57,686

Forest Products–0.14%
Weyerhaeuser Co., Unsec. Global Deb., 7.38%, 03/15/32	20,000	21,832

Homebuilding–0.16%
Centex Corp., Sr. Unsec. Notes, 5.70%, 05/15/14	25,000	24,478

Household Products–0.70%
Colgate-Palmolive Co.–Series C, Medium Term Notes, 5.58%, 11/06/08	100,000	106,956

Integrated Oil & Gas–0.27%
Duke Energy Field Services Corp., Sr. Unsec. Notes, 8.13%, 08/16/30	35,000	40,930

Integrated Telecommunication Services–2.30%
British Telecommunications PLC (United Kingdom), Global Bonds, 8.88%, 12/15/30	5,000	6,195
Deutsche Telekom International Finance B.V. (Netherlands), Unsec. Gtd. Unsub. Global Bonds, 8.75%, 06/15/30	30,000	36,711
France Telecom S.A. (France), Sr. Unsec. Global Notes, 9.50%, 03/01/31	20,000	25,153
GTE Northwest, Inc.–Series D, Unsec. Unsub. Deb., 5.55%, 10/15/08(b)	100,000	104,185
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	60,000	57,769
Verizon Global Funding Corp., Sr. Unsec. Global Notes, 6.13%, 06/15/07	100,000	106,707
Sr. Unsec. Unsub. Global Notes, 7.25%, 12/01/10	15,000	16,791
		353,511

Investment Banking & Brokerage–1.04%
Goldman Sachs Group, Inc. (The), Global Notes, 4.75%, 07/15/13	70,000	65,840
Lehman Brothers Holdings Inc., Unsec. Unsub. Global Notes, 3.50%, 08/07/08	10,000	9,717
Merrill Lynch & Co., Inc.–Series B, Medium Term Notes, 5.30%, 09/30/15	10,000	9,725
Morgan Stanley, Sr. Unsec. Unsub. Global Notes, 5.30%, 03/01/13	50,000	49,391
Telecom Italia Capital (Luxembourg)–Class B, Gtd. Notes, 5.25%, 11/15/13 (Acquired 10/22/03; Cost $24,936)(c )	25,000	24,260
		158,933

Movies & Entertainment–0.07%
Time Warner Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 04/15/31	10,000	11,002

	Principal Amount	Market Value

Multi-Line Insurance–0.21%
Loews Corp., Notes, 5.25%, 03/15/16	$35,000	$32,440

Municipalities–0.12%
Illinois (State of); Pension Unlimited Tax Series 2003 GO, 5.10%, 06/01/33(d)	20,000	17,745

Oil & Gas Refining, Marketing & Transportation–0.14%
Valero Energy Corp., Unsec. Notes, 7.50%, 04/15/32	20,000	22,284

Other Diversified Financial Services–1.04%
Citigroup Inc., Sr. Unsec. Global Notes, 4.13%, 06/30/05	100,000	101,522
Unsec. Sub. Global Notes, 4.88%, 05/07/15	10,000	9,447
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub. Global Notes, 8.00%, 11/15/11	45,000	48,600
		159,569

Property & Casualty Insurance–0.13%
Zurich Reinsurance Centre Holdings, Inc., Sr. Notes, 7.13%, 10/15/23	20,000	19,624

Publishing–0.13%
News America Inc., Sr. Unsec. Gtd. Global Notes, 6.55%, 03/15/33	20,000	20,114

Real Estate–0.24%
Simon Property Group, L.P., Unsec. Unsub. Global Notes, 6.35%, 08/28/12	35,000	36,768

Regional Banks–0.28%
PNC Funding Corp., Unsec. Gtd. Sub. Notes, 5.25%, 11/15/15	45,000	42,977

Sovereign Debt–0.40%
Republic of South Africa (South Africa), Global Notes, 6.50%, 06/02/14	20,000	20,250
United Mexican States (Mexico) Global Notes, 7.50%, 01/14/12	25,000	26,938
Series A, Medium Term Global Notes, 7.50%, 04/08/33	15,000	14,531
		61,719

Specialized Finance–0.16%
National Rural Utilities Cooperative Finance Corp.–Series C, Medium Term Global Notes, 8.00%, 03/01/32	20,000	24,800

Thrifts & Mortgage Finance–0.18%
Countrywide Home Loans, Inc.–Series L, Unsec. Gtd. Unsub. Medium Term Global Notes, 4.00%, 03/22/11	30,000	28,073

Wireless Telecommunication Services–0.04%
AT&T Wireless Services Inc., Sr. Unsec. Unsub. Global Notes, 8.75%, 03/01/31	5,000	6,136
Total Bonds & Notes (Cost $1,951,039)		1,949,576

INVESCO VIF – TOTAL RETURN FUND

	Principal Amount	Market Value

U.S. Mortgage-Backed Securities–9.40%

Federal National Mortgage Association (FNMA)–9.40%
Pass Through Ctfs., 5.00%, 01/01/17 to 02/01/19	$386,783	$389,360
4.50%, 05/01/18 to 06/01/18	1,051,245	1,030,399
4.46%, 12/01/33	23,187	23,421
Total U.S. Mortgage-Backed Securities (Cost $1,480,210)		1,443,180
U.S. Government Agency Securities–3.89%

Federal Home Loan Mortgage Corp. (FHLMC)–3.89%
Unsec. Global Notes, 2.88%, 09/15/05	150,000	150,911
2.13%, 11/15/05	400,000	397,865
6.25%, 07/15/32	45,000	47,240
Total U.S. Government Agency Securities (Cost $601,668)		596,016
Asset Backed Securities–2.94%

Commercial Mortgage Obligations–2.94%
ABN AMRO Holding N.V. (Netherlands)–Series 2003-10, Class A1, Pass Through Ctfs., 4.50%, 09/25/18	51,425	50,524
Capital One Multi-Asset Execution Trust–Series 2003-B4, Class B4, Floating Rate Pass Through Ctfs., 2.04%, 07/15/11(e)	35,000	35,685

	Principal Amount	Market Value

Asset Backed Securities–(Continued)
Credit Suisse First Boston Mortgage Securities Corp.–Series 2004-AR3, Class 5A1, Pass Through Ctfs., 4.83%, 04/25/34	$48,282	$48,446
Fannie Mae Whole Loan–Series 2004-W2, Class 4A, Pass Through Ctfs., 4.42%, 02/25/44	63,697	65,668
Fannie Mae Grantor Trust–Series 2004-T1, Class 2A, Pass Through Ctfs., 3.91%, 08/25/43	138,221	142,664
Structured Asset Securities Corp.–Series 2004-2AC, Class A1, Pass Through Ctfs., 5.06%, 02/25/34	91,853	93,142
Vanderbilt Mortgage Finance Inc.–Series 2002-B, Class A4, Pass Through Ctfs., 5.84%, 02/07/26	15,000	14,678
Total Asset-Backed Securities (Cost $452,853)		450,807
U.S. Treasury Bonds–0.11%
6.00%, 02/15/26 (Cost $16,146)	15,000	16,169

	Shares
Money Market Funds–5.97%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $916,512)(f)	916,512	916,512
TOTAL INVESTMENTS–100.20% (Cost $14,820,200)		15,377,351
OTHER ASSETS LESS LIABILITIES–(0.20%)		(30,041)
NET ASSETS–100.00%		$15,347,310

Investment Abbreviations:

Ctfs. – Certificates
Deb. – Debentures
GO – General Obligation Bonds
Gtd. – Guaranteed
Sec. – Secured
Sr. – Senior
Sub. – Subordinated
Unsec. – Unsecured
Unsub. – Unsubordinated

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Principal and interest payments are secured by MBIA Insurance Corp.
(c)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at June 30, 2004 represented 0.16% of the Fund’s net assets. This security is considered illiquid.
(d)	Interest on this security is taxable income to the Fund.
(e)	Interest rate is determined monthly. Rate shown is rate in effect on June 30, 2004.
(f)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – TOTAL RETURN FUND

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $13,903,688)	$14,460,839
Investments in affiliated money market funds (cost $916,512)	916,512
Total investments (cost $14,820,200)	15,377,351
Receivables for:
Investments sold	55,601
Fund shares sold	10,368
Dividends and interest	44,184
Investment for deferred compensation and retirement plans	3,365
Total assets	15,490,869

Liabilities:
Payables for:
Investments purchased	110,762
Fund shares reacquired	7,330
Deferred compensation and retirement plans	3,955
Accrued administrative services fees	6,163
Accrued distribution fees–Series II	4
Accrued transfer agent fees	197
Accrued operating expenses	15,148
Total liabilities	143,559
Net assets applicable to shares outstanding	$15,347,310

Net assets consist of:
Shares of beneficial interest	$16,634,674
Undistributed net investment income	321,825
Undistributed net realized gain (loss) from investment securities	(2,166,340)
Unrealized appreciation of investment securities	557,151
$15,347,310

Net Assets:
Series I	$15,337,088
Series II	$10,222
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	1,209,454
Series II	806
Series I:
Net asset value per share	$12.68
Series II:
Net asset value per share	$12.68

Statement of Operations

For the six months ended June 30, 2004

(Unaudited)

Investment income:
Interest	$108,913
Dividends	62,135
Dividends from affiliated money market funds	3,429
Total investment income	174,477

Expenses:
Advisory fees	58,446
Administrative services fees	31,912
Custodian fees	3,425
Distribution fees–Series II	4
Transfer agent fees	1,999
Trustees’ fees	4,004
Printing and postage	11,591
Professional fees	8,733
Other	1,675
Total expenses	121,789
Less: Fees waived and expense offset arrangement	(28,429)
Net expenses	93,360
Net investment income	81,117

Realized and unrealized gain (loss) from investment securities:
Net realized gain from investment securities	488,954
Change in net unrealized appreciation (depreciation) of investment securities	(579,544)
Net gain (loss) from investment securities	(90,590)
Net increase (decrease) in net assets resulting from operations	$(9,473)

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – TOTAL RETURN FUND

Statement of Changes in Net Assets

For the six months ended June 30, 2004 and the year ended December 31, 2003

(Unaudited)

	June 30, 2004	December 31, 2003

Operations:
Net investment income	$81,117	$248,896
Net realized gain from investment securities	488,954	591,762
Change in net unrealized appreciation (depreciation) of investment securities	(579,544)	1,524,638
Net increase (decrease) in net assets resulting from operations	(9,473)	2,365,296
Distributions to shareholders from net investment income–Series I	—	(378,364)
Share transactions–net:
Series I	(328,722)	(1,363,161)
Series II	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(318,722)	(1,363,161)
Net increase (decrease) in net assets	(328,195)	623,771

Net assets:
Beginning of period	15,675,505	15,051,734
End of period (including undistributed net investment income of $321,825 and $240,708 for 2004 and 2003, respectively)	$15,347,310	$15,675,505

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – TOTAL RETURN FUND

Notes to Financial Statements

June 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO VIF-Total Return Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On April 30, 2004, the Fund was restructured from a separate series of INVESCO Variable Investment Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek a high total return through both growth and current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement.

INVESCO VIF – TOTAL RETURN FUND

Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally Paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to based on the annual rate of 0.75% of the Fund’s average net assets.

For the period May 1, 2004 through June 30, 2004, the Fund paid advisory fees to AIM of $18,903. Prior to May 1, 2004, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period January 1, 2004 through April 30, 2004, the Fund paid advisory fees under similar terms to IFG of $39,543. AIM has entered into sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

The Fund’s advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of each Series to 1.30%. Prior to May 1, 2004, the Fund’s advisor had agreed to waive advisory fees and/or reimburse expense of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.15%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) Rule 12b-1 plan fees, if any, (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s Generally Accepted Accounting Principles or items designated as such by the Fund’s board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $9,529 and IFG waived fees of $18,883.

Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the participants of separate accounts. For the period May 1, 2004 through June 30, 2004, the Fund paid AIM $14,634 for such services, of which AIM retained $8,333 for services provided by AIM. Prior to May 1, 2004, the Fund had an administrative services agreement with IFG. For the period January 1, 2004 through April 30, 2004, under similar terms, the Fund paid IFG $17,278 for such services, of which IFG retained $4,097 for services provided by IFG.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $2,253 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund’s Rule 12b-1 distribution plan fees to the extent necessary to limit Total Operating Expenses

INVESCO VIF – TOTAL RETURN FUND

(excluding items (ii) through (vii) above) of Series II shares to 1.45%. Pursuant to the Plan, for the period April 30, 2004 through June 30, 2004, the Series II shares paid $2 after AIM Distributors waived Plan fees of $2.

Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 12/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	$680,734	$3,160,822	$(2,925,044)	$—	$916,512	$3,429	$—

NOTE 4—Expense Offset Arrangement

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2004, the Fund received credits in transfer agency fees of $15 under an expense offset arrangement, which resulted in a reduction of the Fund’s total expenses of $15.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended June 30, 2004, the Fund paid legal fees of $363 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

INVESCO VIF – TOTAL RETURN FUND

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

Expiration	Capital Loss Carryforward*
December 31, 2008	$1,461,358
December 31, 2010	1,172,978
Total capital loss carryforward	$2,634,336
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $5,310,265 and $5,673,670, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,007,471
Aggregate unrealized (depreciation) of investment securities	(462,277)
Net unrealized appreciation of investment securities	$545,194
Cost of investments for tax purposes is $14,832,157.

NOTE 9—Share Information

Changes in Shares Outstanding
	Six months ended June 30, 2004		Year ended December 31, 2003
	Shares	Amount	Shares	Amount
Sold:
Series I	109,151	$1,380,812	176,152	$2,071,718
Series II *	806	10,000	—	—
Issued as reinvestment of dividends:
Series I	—	—	30,464	378,364
Reacquired:
Series I	(136,258)	(1,709,534)	(325,180)	(3,813,243)
	(26,301)	$(318,722)	(118,564)	$(1,363,161)
*	Series II shares commenced sales on April 30, 2004.

INVESCO VIF – TOTAL RETURN FUND

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Series I
	Six months ended June 30, 2004		Year ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$12.68		$11.11	$12.74	$13.21	$15.58	$16.58
Income from investment operations:
Net investment income	0.07		0.23 (a)	0.37	0.19	0.33	0.41
Net gains (losses) on securities (both realized and unrealized)	(0.07)		1.65	(1.67)	(0.38)	(0.73)	(0.98)
Total from investment operations	0.00		1.88	(1.30)	(0.19)	(0.40)	(0.57)
Less distributions:
Dividends from net investment income	—		(0.31)	(0.33)	(0.28)	(0.06)	(0.37)
Distributions from net realized gains	—		—	—	—	(1.91)	(0.06)
Total distributions	—		(0.31)	(0.33)	(0.28)	(1.97)	(0.43)
Net asset value, end of period	$12.68		$12.68	$11.11	$12.74	$13.21	$15.58
Total return(b)	0.00%		16.98%	(10.22)%	(1.47)%	(2.17)%	(3.40)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$15,337		$15,676	$15,052	$23,171	$19,851	$27,739
Ratio of expenses to average net assets:
With fee waivers	1.20	%(c)	1.15%	1.15%	1.15%	1.21%	1.17%
Without fee waivers	1.56	%(c)	1.49%	1.34%	1.31%	1.44%	1.17%
Ratio of net investment income to average net assets	1.04	%(c)	1.64%	1.86%	2.02%	2.38%	2.14%
Portfolio turnover rate(d)	36%		115%	61%	82%	103%	36%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)	Ratios are annualized and based on average daily net assets of $15,667,837.
(d)	Not annualized for periods of less than one year.

	Series II
	April 30, 2004 (Date sales commenced) to June 30, 2004
Net asset value, beginning of period	$12.40
Income from investment operations:
Net investment income (loss)	0.02
Net gains on securities (both realized and unrealized)	0.26
Total from investment operations	0.28
Net asset value, end of period	$12.68
Total return(a)	2.26%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$10
Ratio of expenses to average net assets:
With fee waivers	1.45	%(b)
Without fee waivers	2.09	%(b)
Ratio of net investment income to average net assets	0.79	%(b)
Portfolio turnover rate(c)	36%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return is not annualized for any period less than one year and does not reflect charges at the separate account level which if included would reduce the total return for the period shown.
(b)	Ratios are annualized and based on average daily net assets of $10,050.
(c)	Not annualized for periods less than one year.

INVESCO VIF – TOTAL RETURN FUND

NOTE 11—Legal Proceedings

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC (“AMVESCAP”). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. (“AIM Capital”), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. (“IINA”), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices,

INVESCO VIF – TOTAL RETURN FUND

NOTE 11—Legal Proceedings (continued)

including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission (“SEC”), the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel’s directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed Funds

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by

INVESCO VIF – TOTAL RETURN FUND

charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

INVESCO VIF – TOTAL RETURN FUND

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO VIF-Total Return Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust, (“Trust”), (formerly a portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation), (“Company”)), was held on April 2, 2004. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph D. and Mark H. Williamson.

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.

The results of the voting on the above matters were as follows:

	Trustees/Matter	Votes For	Withholding Authority
(1)*	Bob R. Baker	93,545,754	4,458,528
	Frank S. Bayley	93,653,161	4,351,121
	James T. Bunch	93,688,828	4,315,454
	Bruce L. Crockett	93,737,421	4,266,861
	Albert R. Dowden	93,716,317	4,287,965
	Edward K. Dunn, Jr.	93,623,043	4,381,239
	Jack M. Fields	93,746,928	4,257,354
	Carl Frischling	93,654,819	4,349,463
	Robert H. Graham	93,716,756	4,287,526
	Gerald J. Lewis	93,594,018	4,410,264
	Prema Mathai-Davis	93,482,582	4,521,700
	Lewis F. Pennock	93,664,049	4,340,233
	Ruth H. Quigley	93,518,516	4,485,766
	Louis S. Sklar	93,623,163	4,381,119
	Larry Soll, Ph.D.	93,521,612	4,482,670
	Mark H. Williamson	93,642,072	4,362,210

	Matter Votes For	Votes For	Votes Against	Withheld/ Abstentions
(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	1,100,011	9,168	17,485
(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.	1,103,377	9,586	13,701
(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.	88,123,016	3,299,467	6,581,799

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Variable Investment Funds, Inc.

INVESCO VIF – TOTAL RETURN FUND

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph. D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

INVESCO Institutional (N.A.), Inc.

Fixed Income/Stable Value division

The Aegon Center

400 West Market Street, Suite 3300

Louisville, KY 40202-3360

and

INVESCO Institutional (N.A.), Inc.

National Asset Management division

The Aegon Center

400 West Market Street, Suite 2500

Louisville, KY 40202-3349

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Foley & Lardner LLP

3000 K N.W., Suite 500

Washington, D.C. 20007-5111

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

INVESCO VIF – TOTAL RETURN FUND

INVESCO VIF-Utilities Fund

June 30, 2004

Semiannual Report

INVESCO VIF-UTILITIES FUND seeks capital growth and current income.

Unless otherwise stated, information presented in this report is as of 6/30/04 and is based on total net assets.

This report must be accompanied or preceded by the currently effective fund prospectus and product prospectus, which contain more complete information, including sales charges and expenses. Read each carefully before you invest.

Not FDIC Insured. May Lose Value. No bank guarantee.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	INVESCO VIF–Utilities Fund

Electric utilities contributed to fund performance

For the six months ended June 30, 2004, Series I shares of INVESCO VIF-Utilities Fund produced total return of 2.66%, excluding product issuer charges. (Had the effects of product issuer charges been included, the return would have been lower.) Results for Series II shares and benchmark indexes are shown in the table below.

The fund underperformed the 3.44% return of the S&P 500 Index and the 4.24% return of the Lipper Utility Fund Index, primarily because of negative returns from some holdings in the integrated telecommunication services and wireless telecommunication services industries.

Market conditions

Gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 4.5% in the first quarter of 2004 and 3.0% during the second quarter. Over 1.2 million jobs were created over the six months, but the unemployment rate remained about 5.6%, according to the U.S. Department of Labor. An improved job market likely contributed to rising consumer confidence, which reached a two-year high in June, according to the Conference Board. Corporate profits showed strength, as more than 85% of S&P 500 Index firms that reported first-quarter 2004 earnings met or exceeded expectations, according to Bloomberg. In the stock market, all sectors of the S&P 500 Index had positive returns.

Interest rates rose during the period in expectation that the U.S. Federal Reserve (the Fed) would soon raise the influential federal funds target rate. On June 30 the Fed voted to raise the rate by 25 basis points (0.25%)—its first increase in four years.

Your fund

INVESCO VIF-Utilities Fund benefited from the positive performance of the utilities sector during the period, which was due in part to a shift in market sentiment toward stocks paying higher dividends and toward more defensive positions.

The largest contribution to fund performance came from the electric utilities industry, which produced a strong return during the period. It was also the industry to which the fund had the largest exposure.

The fund’s second-largest industry exposure was to the multi-utilities and unregulated power industry. Companies in this industry began to see gross margins improve, and they also benefited from tightness in the supply/demand situation. The fund had especially strong stock selection in the unregulated power industry.

The fund also invested in stocks in the integrated telecommunication services industry, primarily for their dividend yield. These holdings constituted the fund’s third-largest industry exposure. Stock market performance lagged for this industry, mainly because of continued regulatory uncertainty among the regional Bell operating companies (RBOCs) during most of the period. The RBOCs’ competitive position improved in mid-June when a Washington, D.C., circuit court overturned the Federal Communications Commission’s ruling that RBOCs must continue leasing their network infrastructure to competitors at wholesale rates.

As expectations of higher interest rates intensified, we reduced the fund’s weighting in electric utilities. These equities are frequently owned specifically for their dividends, and we suspected that they would become less favored by investors as interest rates increased.

Correspondingly, we increased the fund’s weighting in multi-utilities and unregulated power, which slightly increased the aggressiveness of the portfolio. These companies generally have a business mix of regulated and unregulated utilities, in which higher growth is expected for the unregulated than for the regulated operations.

TOP 10 EQUITY HOLDINGS*		TOP INDUSTRIES*		FUND VS. INDEXES
1. Dominion Resources, Inc.	4.9%	1. Electric Utilities	48.6%	Total returns 12/31/03–6/30/04, excluding
2. TXU Corp.	4.5	2. Multi-Utilities & Unregulated Power	17.8	product issuer charges. If product issuer
3. Exelon Corp.	4.4	3. Integrated Telecommunication Services	11.4	charges were included, returns would be lower
4. Verizon Communications Inc.	4.3	4. Oil & Gas Refining, Marketing &	5.7	Series I Shares	2.66%
5. PG&E Corp.	4.1	Transportation		Series II Shares	2.58
6. FirstEnergy Corp.	4.0	5. Gas Utilities	5.2	S&P 500 Index (Broad Market Index)	3.44
7. FPL Group, Inc.	3.7	6. Wireless Telecommunication Services	2.1	Lipper Utility Fund Index (Peer Group Index)	4.24
8. Entergy Corp.	3.6	7. Water Utilities	1.1	Source: Lipper, Inc.
9. Sempra Energy	3.3	8. Diversified Metals & Mining	0.9
10. Williams Cos., Inc. (The)	3.1			TOTAL NUMBER OF HOLDINGS*	50
				TOTAL NET ASSETS	$99.4 million

Portfolio Manager

As of 6/30/04

John S. Segner

*	Excludes money market fund holdings.
The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

INVESCO VIF–Utilities Fund

Specific holdings that boosted fund performance during the period included:

■ TXU Corporation. This utility holding company was one of the best-performing stocks in the electric utilities industry. Under a new CEO appointed earlier in the year, management has driven down costs.

■ Equitable Resources. During the second quarter, this integrated natural gas company declared a quarterly dividend that represented a large increase over the previous quarter, and it was the third dividend increase in the last five quarters.

■ Williams Companies. This oil and gas firm strengthened its balance sheet considerably by reducing debt during the first quarter of 2004. We held an overweighting in Williams’ stock compared with our benchmark.

There were also holdings that hindered fund performance, including:

■ Iberdrola. For Spain’s No. 2 electric utility, the election of a more environmentally focused socialist government threatened what had been a stable regulatory environment. We trimmed our position after the election, but did not exit entirely, as supply/demand fundamentals remain attractive in Spain.

■ BellSouth. Investors reacted negatively to an agreement for wireless carrier Cingular—a joint venture between local exchange carriers BellSouth and SBC—to buy mobile phone service provider AT&T Wireless. BellSouth’s stock price declined, and we sold our position.

In closing

INVESCO VIF-Utilities Fund continued to pursue its objectives of capital growth and current income by using a stock selection process that focuses on company fundamentals and growth prospects.

Performance information

Returns since the inception date of Series II shares are historical. All other returns are the blended returns of the historical performance of the fund’s Series II shares since their inception and the restated historical performance of the fund’s Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the higher Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund’s Series II shares is 4/30/04. The inception date of the fund’s Series I shares is 12/30/94. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that expenses borne by each class differ.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04
Series I Shares
Inception (12/30/94)	4.73%
5 Years	-6.11
1 Year	10.22

Series II Shares
Inception	4.48%
5 Years	-6.34
1 Year	10.00

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please see your financial advisor for the most recent month-end performance. Performance figures reflect fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

INVESCO VIF-Utilities Fund, a series portfolio of AIM Variable Insurance Funds, is offered through insurance company separate accounts to fund variable annuity contracts and variable life insurance policies, and through certain pension or retirement plans. Performance figures given represent the fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees at the separate account level. Sales charges, expenses and fees, which are determined by the product issuers, will vary and will lower the total return.

Principal risks of investing in the fund

International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund’s small asset base, any investment the fund may make in IPOs may significantly affect the fund’s total return. As the fund’s assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund’s total return.

Portfolio turnover is greater than that of most funds, which may affect performance.

About indexes used in this report

The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500® Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

The unmanaged Lipper Utility Fund Index represents an average of the 30 largest utility funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights. Additionally, the returns and net asset values shown throughout this report are at the fund level only and do not include variable product issuer charges. If such charges were included, the total returns would be lower.

Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

Bloomberg, Inc. is a well-known independent financial research and reporting firm.

The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com.

I-VIUTI-SAR-1

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Market Value
Domestic Common Stocks–78.26%

Diversified Metals & Mining–0.90%
Peabody Energy Corp.	15,900	$890,241

Electric Utilities–43.69%
Ameren Corp.	61,600	2,646,336
American Electric Power Co., Inc.	63,800	2,041,600
CenterPoint Energy, Inc.	50,100	576,150
Cinergy Corp.	53,400	2,029,200
DTE Energy Co.	18,600	754,044
Edison International	90,200	2,306,414
Entergy Corp.	63,300	3,545,433
Exelon Corp.	130,024	4,328,499
FirstEnergy Corp.	107,000	4,002,870
FPL Group, Inc.	57,000	3,645,150
OGE Energy Corp.	50,700	1,291,329
PG&E Corp.(a)	145,000	4,051,300
PPL Corp.	57,000	2,616,300
Progress Energy, Inc.	42,700	1,880,935
Southern Co. (The)	78,200	2,279,530
TXU Corp.	110,000	4,456,100
Wisconsin Energy Corp.	30,100	981,561
		43,432,751

Gas Utilities–3.02%
KeySpan Corp.	57,700	2,117,590
Peoples Energy Corp.	21,000	885,150
		3,002,740

Integrated Telecommunication Services–8.78%
Citizens Communications Co.(a)	212,600	2,572,460
SBC Communications Inc.	76,006	1,843,145
Verizon Communications Inc.	119,019	4,307,298
		8,722,903

Multi-Utilities & Unregulated Power–15.06%
Calpine Corp.(a)	450,000	1,944,000
Dominion Resources, Inc.	77,000	4,857,160
Equitable Resources, Inc.	50,000	2,585,500
ONEOK, Inc.	65,100	1,431,549
SCANA Corp.	24,300	883,791
Sempra Energy	95,000	3,270,850
		14,972,850

Oil & Gas Refining, Marketing & Transportation–5.71%
Kinder Morgan Management, LLC	15,261	561,147
Kinder Morgan, Inc.(a)	35,000	2,075,150
Williams Cos., Inc. (The)	255,000	3,034,500
		5,670,797

	Shares	Market Value

Water Utilities–1.10%
Aqua America Inc.	54,600	$1,094,730
Total Domestic Common Stocks (Cost $71,757,701)		77,787,012
Foreign Stocks & Other Equity Interests–14.26%

Canada–1.10%
Telus Corp. (Integrated Telecommunication Services)	67,000	1,095,200

France–1.42%
Veolia Environnement (Multi-Utilities & Unregulated Power)	49,800	1,408,354

Germany–2.08%
E.ON A.G. (Electric Utilities)	28,573	2,066,295

Greece–0.91%
Public Power Corp. (Electric Utilities)	37,700	901,113

Italy–2.43%
Enel S.p.A (Electric Utilities)	16,800	135,013
Snam Rete Gas S.p.A (Gas Utilities)	151,200	650,891
Telecom Italia S.p.A. RNC (Integrated Telecommunication Services)	220,222	487,438
Terna S.p.A. (Electric Utilities)(a)	526,900	1,146,960
		2,420,302

Spain–1.33%
Iberdrola S.A. (Electric Utilities)	20,000	423,167
Telefonica S.A. (Integrated Telecommunication Services)	60,905	902,425
		1,325,592

United Kingdom–4.99%
Centrica PLC (Gas Utilities)	374,700	1,530,482
National Grid Transco PLC (Multi-Utilities & Unregulated Power)	173,995	1,346,990
Vodafone Group PLC (Wireless Telecommunication Services)	621,923	1,366,318
Vodafone Group PLC-ADR (Wireless Telecommunication Services)	32,200	711,620
		4,955,410
Total Foreign Stocks & Other Equity Interests (Cost $13,586,380)		14,172,266

	Principal Amount
Bonds & Notes–0.32%

Electric Utilities–0.21%
AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global Notes, 7.75%, 11/01/05	$100,000	106,598
Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%, 12/15/05	100,000	105,864
		212,462

INVESCO VIF – UTILITIES FUND

	Principal Amount	Market Value

Integrated Telecommunication Services–0.11%
British Telecommunications PLC (United Kingdom), Global Notes, 7.88%, 12/15/05	$100,000	$106,923
Total Bonds & Notes (Cost $319,728)		319,385
Money Market Funds–6.94%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $6,903,768)(b)	6,903,768	6,903,768
TOTAL INVESTMENTS–99.78% (Cost $92,567,577)		99,182,431
OTHER ASSETS LESS LIABILITIES–0.22%		218,333
NET ASSETS–100.00%		$99,400,764

Investment Abbreviations:

ADR –American Depositary Receipt
Sr. –Senior
Unsec. –Unsecured

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – UTILITIES FUND

Statement of Assets and Liabilities

June 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $85,663,809)	$92,278,663
Investments in affiliated money market funds (cost $6,903,768)	6,903,768
Total investments (cost $92,567,577)	99,182,431
Foreign currencies, at value (cost $1,082,652)	1,091,252
Cash	388,810
Receivables for:
Fund shares sold	107,946
Dividends and interest	235,264
Investments matured (Note 8)	20,233
Investment for deferred compensation and retirement plans	46,174
Other assets	3,619
Total assets	101,075,729

Liabilities:
Payables for:
Investments purchased	1,481,153
Fund shares reacquired	63,367
Deferred compensation and retirement plans	47,293
Accrued administrative services fees	39,869
Accrued distribution fees–Series II	198
Accrued transfer agent fees	1,658
Accrued operating expenses	41,427
Total liabilities	1,674,965
Net assets applicable to shares outstanding	$99,400,764

Net assets consist of:
Shares of beneficial interest	$98,153,874
Undistributed net investment income	468,727
Undistributed net realized gain (loss) from investment securities and foreign currencies	(5,841,558)
Unrealized appreciation of investment securities and foreign currencies	6,619,721
$99,400,764

Net Assets:
Series I	$98,907,067
Series II	$493,697

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Series I	7,624,649
Series II	38,091
Series I:
Net asset value per share	$12.97
Series II:
Net asset value per share	$12.96

Statement of Operations

For the six months ended June 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $48,885)	$1,442,193
Dividends from affiliated money market funds	28,413
Interest	6,414
Total investment income	1,477,020

Expenses:
Advisory fees	230,880
Administrative services fees	111,191
Custodian fees	11,655
Distribution fees–Series II	198
Transfer agent fees	5,002
Trustees’ fees	4,868
Printing and postage fees	21,479
Professional fees	23,773
Other	3,634
Total expenses	412,680
Less: Fees waived and expense offset arrangement	(956)
Net expenses	411,724
Net investment income	1,065,296

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain from:
Investment securities	2,723,513
Foreign currencies	7,554
2,731,067
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,387,444)
Foreign currencies	3,230
(1,384,214)
Net gain from investment securities and foreign currencies	1,346,853
Net increase in net assets resulting from operations	$2,412,149

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – UTILITIES FUND

Statement of Changes in Net Assets

For the six months ended June 30, 2004 and the year ended December 31, 2003

(Unaudited)

	June 30, 2004	December 31, 2003

Operations:
Net investment income	$1,065,296	$1,222,923
Net realized gain from investment securities, foreign currencies and foreign currency contracts	2,731,067	142,852
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(1,384,214)	6,184,975
Net increase in net assets resulting from operations	2,412,149	7,550,750
Distributions to shareholders from net investment income —
Series I	(1,790,572)	(670,647)
Share transactions–net:
Series I	35,786,894	24,426,328
Series II	481,871	—
Net increase in net assets resulting from share transactions	36,268,765	24,426,328
Net increase in net assets	36,890,342	31,306,431

Net assets:
Beginning of period	62,510,422	31,203,991
End of period (including undistributed net investment income of $468,727 and $1,194,003 for 2004 and 2003, respectively)	$99,400,764	$62,510,422

See accompanying notes which are an integral part of the financial statements.

INVESCO VIF – UTILITIES FUND

Notes to Financial Statements

June 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO VIF-Utilities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On April 30, 2004, the Fund was restructured from a separate series of INVESCO Variable Investment Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek capital growth and current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

INVESCO VIF – UTILITIES FUND

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to based on the annual rate of 0.60% of the Fund’s average net assets.

For the period May 1, 2004 through June 30, 2004, the Fund paid advisory fees to AIM of $95,686. Prior to May 1, 2004, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period January 1, 2004 through April 30, 2004, the Fund paid advisory fees under similar terms to IFG of $135,194. AIM has entered into sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of each Series to 1.30%. Prior to May 1, 2004, the Fund’s advisor had agreed to waive advisory fees and/or reimburse expense of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.15%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap stated above: (i) Rule 12b-1 plan fees, if any (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s Generally Accepted Accounting Principles or items designated as such by the Fund’s board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $603.

INVESCO VIF – UTILITIES FUND

Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the participants of separate accounts to the Fund. For the period May 1, 2004 through June 30, 2004, the Fund paid AIM $48,175 for such services, of which AIM retained $8,333 for services provided by AIM. Prior to May 1, 2004, the Fund had an administrative services agreement with IFG. For the period January 1, 2004 through April 30, 2004, under similar terms, the Fund paid IFG $63,016 for such services, of which IFG retained $6,686 for services provided by IFG.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $3,449 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. Of this amount, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund’s Rule 12b-1 distribution plan fees to the extent necessary to limit Total Annual Operating Expenses (excluding items (ii) through (vii) discussed above) of Series II shares to 1.45%. Pursuant to the Plan, for the period April 30, 2004 through June 30, 2004, the Series II shares paid $198.

Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 12/31/03	Purchases At Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 06/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Series Money Market Reserve Fund	$3,151,179	$40,888,711	$(37,136,122)	$—	$6,903,768	$28,413	$—

NOTE 4—Expense Offset Arrangement

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2004, the Fund received credits in transfer agency fees of $353, which resulted in a reduction of the Fund’s total expenses of $353.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended June 30, 2004, the Fund paid legal fees of $380 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended June 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving line of credit facility.

INVESCO VIF – UTILITIES FUND

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

Expiration	Capital Loss Carryforward*
December 31, 2009	$826,994
December 31, 2010	7,135,592
Total capital loss carryforward	$7,962,586
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $47,998,859 and $37,382,683, respectively.

Receivable for investments matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $20,233,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,171,691
Aggregate unrealized (depreciation) of investment securities	(1,514,162)
Net unrealized appreciation of investment securities	$5,657,529
Cost of investments for tax purposes is $93,524,902.

NOTE 9—Share Information

Changes in Shares Outstanding
	Six months ended June 30, 2004		Year ended December 31, 2003
	Shares	Amount	Shares	Amount
Sold:
Series I	1,941,552	$25,141,987	3,270,616	$38,622,032
Series II*	3,594	45,625	—	—
Issued as reinvestment of dividends:
Series I	141,547	1,790,572	53,910	670,647
Issued in connection with acquisitions: **
Series I	1,651,306	20,891,460	—	—
Series II*	35,261	445,966	—	—
Reacquired:
Series I	(935,786)	(12,037,125)	(1,294,779)	(14,866,351)
Series II*	(764)	(9,720)	—	—
	2,836,710	$36,268,765	2,029,747	$24,426,328
*	Series II shares commenced sales on April 30, 2004.
**	As of the opening of business on April 30, 2004, the Fund acquired all of the nets assets of AIM V.I. Global Utilities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on December 9, 2003 and AIM V.I. Global Utilities Fund shareholders on April 2, 2004. The acquisition was accomplished by a tax-free exchange of 1,686,567 shares of the Fund for 1,960,982 shares of AIM V.I. Global Utilities Fund outstanding as of the close of business on April 29, 2004. AIM V.I. Global Utilities Fund’s net assets at that date of $21,337,426, including $1,651,275 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $69,390,372.

INVESCO VIF – UTILITIES FUND

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Series I
	Six months ended June 30, 2004		Year ended December 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$12.95		$11.16	$14.08	$21.06	$20.97	$17.78
Income from investment operations:
Net investment income	0.18	(a)	0.33 (a)	0.19	0.00	0.17	0.22
Net gains (losses) on securities (both realized and unrealized)	0.17		1.60	(3.05)	(6.83)	0.87	3.17
Total from investment operations	0.35		1.93	(2.86)	(6.83)	1.04	3.39
Less distributions:
Dividends from net investment income	(0.33)		(0.14)	(0.06)	(0.07)	(0.03)	(0.20)
Distributions from net realized gains	—		—	—	(0.08)	(0.92)	—
Total distributions	(0.33)		(0.14)	(0.06)	(0.15)	(0.95)	(0.20)
Net asset value, end of period	$12.97		$12.95	$11.16	$14.08	$21.06	$20.97
Total return(b)	2.74%		17.38%	(20.32)%	(32.41)%	5.28%	19.13%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$98,907		$62,510	$31,204	$20,947	$12,300	$9,137
Ratio of expenses to average net assets	1.07	%(c)	1.08%	1.15%	1.15%	1.22%	1.20%
Ratio of net investment income to average net assets	2.77	%(c)	2.84%	2.59%	1.13%	0.94%	1.15%
Portfolio turnover rate(d)	58%		58%	102%	33%	50%	40%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)	Ratios are annualized and based on average daily net assets of $77,223,496.
(d)	Not annualized for periods less than one year.

	Series II
	April 30, 2004 (Date sales commenced) to June 30, 2004
Net asset value, beginning of period	$12.63
Income from investment operations:
Net investment income	0.05	(a)
Net gains on securities (both realized and unrealized)	0.28
Total from investment operations	0.33
Net asset value, end of period	$12.96
Total return(b)	2.61%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$494
Ratio of expenses to average net assets	1.40	%(c)
Ratio of net investment income to average net assets	2.44	%(c)
Portfolio turnover rate(d)	58%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges at the separate account level which if included would reduce total returns for all periods shown.
(c)	Ratios are annualized and based on average daily net assets of $467,410.
(d)	Not annualized for period shown.

INVESCO VIF – UTILITIES FUND

NOTE 11—Legal Proceedings

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC (“AMVESCAP”). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. (“AIM Capital”), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. (“IINA”), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted

Regulatory Inquiries Concerning IFG

IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices,

INVESCO VIF – UTILITIES FUND

NOTE 11—Legal Proceedings (continued)

including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission (“SEC”), the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel’s directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

INVESCO VIF – UTILITIES FUND

NOTE 11—Legal Proceedings (continued)

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed Funds

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

INVESCO VIF – UTILITIES FUND

Proxy Results (Unaudited)

A Special Meeting of Shareholders of INVESCO VIF-Utilities Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust, (“Trust”), (formerly a portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation), (“Company”)), was held on April 2, 2004. The meeting was held for the following purposes:

(1)*	To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph. D. and Mark H. Williamson.

(2)	Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.

(3)	Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

(4)*	Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.

The results of the voting on the above matters were as follows:

Trustees/Matter	Votes For	Withholding Authority
(1)* Bob R. Baker	93,545,754	4,458,528
Frank S. Bayley	93,653,161	4,351,121
James T. Bunch	93,688,828	4,315,454
Bruce L. Crockett	93,737,421	4,266,861
Albert R. Dowden	93,716,317	4,287,965
Edward K. Dunn, Jr.	93,623,043	4,381,239
Jack M. Fields	93,746,928	4,257,354
Carl Frischling	93,654,819	4,349,463
Robert H. Graham	93,716,756	4,287,526
Gerald J. Lewis	93,594,018	4,410,264
Prema Mathai-Davis	93,482,582	4,521,700
Lewis F. Pennock	93,664,049	4,340,233
Ruth H. Quigley	93,518,516	4,485,766
Louis S. Sklar	93,623,163	4,381,119
Larry Soll, Ph.D.	93,521,612	4,482,670
Mark H. Williamson	93,642,072	4,362,210

Matter	Votes For	Votes Against	Withheld/ Abstentions
(2) Approval of a new Investment Advisory Agreement with A I M Advisors, Inc.	4,401,770	65,324	343,234
(3) Approval of a new Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.	4,379,458	73,048	357,822
(4)* Approval of an Agreement and Plan of Reorganization to redomesticate each series portfolio of Company as a new series portfolio of AIM Variable Insurance Funds, an existing Delaware statutory trust.	88,123,016	3,299,467	6,581,799

*	Proposal required approval by a combined vote of all the portfolios of INVESCO Variable Investment Funds, Inc.

INVESCO VIF – UTILITIES FUND

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

INVESCO Institutional (N.A.), Inc.

Denver division

4350 South Monaco Street

Denver, CO 80237-3400

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Foley & Lardner LLP

3000 K N.W., Suite 500

Washington, D.C. 20007-5111

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

INVESCO VIF – UTILITIES FUND

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant adopted Shareholder Communication Procedures (the “Procedures”) on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

11(a) (1)	Not applicable.

11(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a) (3)	Not applicable.

11(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds

By:	/s/ ROBERT H. GRAHAM

Robert H. Graham
Principal Executive Officer

Date:	August 17, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT H. GRAHAM

Robert H. Graham
Principal Executive Officer

Date:	August 17, 2004

By:	/s/ SIDNEY M. DILGREN

Sidney M. Dilgren
Principal Financial Officer

Date:	August 17, 2004

EXHIBIT INDEX

11	(a)(1)	Not applicable.

11	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11	(a)(3)	Not applicable.

11	(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.